UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-05309)
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr. 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 06/30/11
Date of reporting period: 09/30/10

Item 1. Schedule of Investments.
Schedule of Investments September 30, 2010 (unaudited), all dollars rounded to thousands (000)
California Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE >

Municipal Bonds - 95.0%
Revenue Bonds - 60.7%
Continuing Care Retirement Communities - 0.9%
Association of Bay Area Governments Financial Authority, Lincoln Glen Manor
Senior Citizens
(CMI)
6.100%, 02/15/2025	$250	$250
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2027	300	266
La Verne, Brethren Hillcrest Homes
Series B (ACA)
5.600%, 02/15/2033	500	432

		948

Education - 10.9%
California Educational Facilities Authority, Claremont Graduate University
Series A
4.750%, 03/01/2020	655	702
5.000%, 03/01/2020	240	259
5.000%, 03/01/2023	865	917
5.125%, 03/01/2028	500	518
California Educational Facilities Authority, Fresno Pacific University
Series A
6.750%, 03/01/2019	380	384
California Educational Facilities Authority, Golden Gate University
5.000%, 10/01/2020	430	430
California Educational Facilities Authority, Lutheran University
Series C
4.750%, 10/01/2015	675	720
California Educational Facilities Authority, Pitzer College
5.375%, 04/01/2034	1,000	1,051
California Educational Facilities Authority, University of Redlands
Series A
5.000%, 08/01/2028	1,000	1,032
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2030	1,000	1,021
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	459
4.500%, 01/01/2016	470	477
California Municipal Finance Authority, American Heritage Education Foundation Project
Series A
5.250%, 06/01/2026	400	389
California Municipal Finance Authority, Biola University
5.000%, 10/01/2018	1,000	1,081
5.625%, 10/01/2023	500	539
California Municipal Finance Authority, Loma Linda University
4.250%, 04/01/2018	300	314
4.375%, 04/01/2019	300	313
California State University
Series C (NATL)
5.000%, 11/01/2025	1,000	1,077
California Statewide Communities Development Authority, Viewpoint School
(ACA)
4.125%, 10/01/2014	405	420

		12,103

DESCRIPTION	PAR	FAIR VALUE >

Healthcare - 17.5%
Association of Bay Area Governments Financial Authority, Children’s Hospital & Research
Series A
4.500%, 12/01/2019	425	441
4.750%, 12/01/2022	350	360
California Health Facilities Financing Authority, Adventist Health System West
Series C
5.250%, 03/01/2021	500	537
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	350	363
California Health Facilities Financing Authority, Catholic Healthcare West
Series G
5.500%, 07/01/2025	1,000	1,078
California Health Facilities Financing Authority, Marshall Medical Center
Series A (CMI)
4.750%, 11/01/2019	1,760	1,809
California Health Facilities Financing Authority, Scripps Health
Series A
5.000%, 10/01/2022	200	216
California Health Facilities Financing Authority, Stanford Hospital
Series A
5.000%, 11/15/2025	1,000	1,096
California Health Facilities Financing Authority, Sutter Health
Series A
5.000%, 08/15/2038	250	252
California Statewide Communities Development Authority, Adventist Health
Series A
5.000%, 03/01/2030	300	301
California Statewide Communities Development Authority, Catholic Healthcare West
Series C
5.625%, 07/01/2035	1,000	1,053
California Statewide Communities Development Authority, Daughters of Charity Health
Series A
5.250%, 07/01/2030	100	93
Series G
5.250%, 07/01/2013	400	420
California Statewide Communities Development Authority, Elder Care Alliance
Series A, Escrowed to Maturity
7.250%, 11/15/2011 §	280	290
California Statewide Communities Development Authority, Enloe Medical Center
Series A (CMI)
5.250%, 08/15/2019	125	136
5.500%, 08/15/2023	500	535
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital
Series A (CMI)
5.000%, 10/01/2020	500	526
5.000%, 10/01/2027	400	402
Series B (AMBAC) (CMI)
5.200%, 10/01/2037	500	485
California Statewide Communities Development Authority, Jewish Home
(CMI)
4.500%, 11/15/2019	560	574
5.000%, 11/15/2037	500	472
California Statewide Communities Development Authority, Redlands Community Hospital
Series A (RAAI)
5.000%, 04/01/2015	500	529
California Statewide Communities Development Authority, St. Joseph
Series B (FGIC)
5.500%, 07/01/2027	1,100	1,167
Series C (FGIC)
5.500%, 07/01/2027	500	530
Loma Linda University Medical Center
Series A
5.000%, 12/01/2015	1,000	1,055
8.250%, 12/01/2038	1,000	1,148
Northern Inyo County Hospital District
6.375%, 12/01/2025	500	529
Sierra View Health Care District
5.250%, 07/01/2024	1,000	1,018
5.300%, 07/01/2026	1,000	1,013
Turlock Health Facilities Revenue, Emanuel Medical Center
5.000%, 10/15/2024	1,000	984

		19,412

DESCRIPTION	PAR	FAIR VALUE >

Housing - 1.1%
California Statewide Communities Development Authority, UCI East Campus
5.500%, 05/15/2026	410	429
Ventura County Area Housing Authority, Mira Vista Senior Apartments
Series A (AMBAC) (AMT)
5.150%, 12/01/2031	1,000	826

		1,255

Lease Revenue - 11.4%
Apple Valley Public Financing Authority, Town Hall Annex Project
Series A (AMBAC)
4.500%, 09/01/2017	485	543
5.000%, 09/01/2027	500	528
California Public Works Board, California Community Colleges
Series A
4.875%, 12/01/2018	200	202
Series B
5.500%, 06/01/2019	1,035	1,095
California Public Works Board, California State University
Series B-1
5.400%, 03/01/2026	500	534
Series J
5.500%, 11/01/2026	695	746
California Public Works Board, Department of Corrections & Rehabilitation
Series F (FGIC) (NATL)
5.000%, 11/01/2016	1,500	1,663
California Public Works Board, Department of Mental Health Coalinga
Series A
5.500%, 06/01/2016	540	585
California Public Works Board, Regents University of California
Series E
5.000%, 04/01/2034	1,250	1,319
California Public Works Board, Various Capital Projects
Series G-1
5.750%, 10/01/2030	1,500	1,600
Golden State Tobacco Securitization Corporation, California Tobacco Settlement
Series A (AGM)
4.550%, 06/01/2022	1,650	1,597
Los Angeles Community Redevelopment Agency, Manchester Social Services Project
(AMBAC)
5.000%, 09/01/2016	1,200	1,301
Lynwood Public Financing Authority, Lease Revenue, Civic Center Improvement Project
Series A
5.375%, 09/01/2030	500	504
5.500%, 09/01/2040	150	148
Yuba Levee Financing Authority Project
Series A (AGC)
5.000%, 09/01/2038	250	254

		12,619

Miscellaneous - 2.6%
Golden West Schools Financing Authority
Series A (NATL)
5.700%, 02/01/2013	670	739
5.750%, 02/01/2014	770	876
5.800%, 08/01/2022	320	388
5.800%, 08/01/2023	345	421
Series A, Zero Coupon Bond (NATL)
2.314%, 02/01/2012 ʘ	535	519

		2,943

DESCRIPTION	PAR	FAIR VALUE >

Recreational Facility Authority - 1.1%
California Infrastructure & Economic Development, Performing Arts Center
4.000%, 12/01/2015	100	107
California State University Fresno Association, Auxiliary Organization Event Center
Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 ◊	1,000	1,103

		1,210

Tax Revenue - 8.4%
Antioch Area Public Facilities Financing Agency, Special Tax, Community Facilities District #1989-1
(AMBAC)
4.000%, 08/01/2018	1,000	1,019
Los Angeles County Community Facilities District #3, Special Tax, Improvement Area B
Series A (AMBAC)
5.250%, 09/01/2018	715	719
Murrieta Community Facilities, Special Tax, District #2, The Oaks Improvement Area
Series A
5.750%, 09/01/2020	350	354
Norco, Special Tax, Community Facilities District #97-1
(AGC)
4.875%, 10/01/2030	500	500
Palm Desert Financing Authority, Tax Allocation, Project Area #4
Series A (NATL)
5.000%, 10/01/2029	1,000	994
Poway Unified School District, Special Tax, Community Facilities District #6 4S Ranch
5.000%, 09/01/2023	650	650
Puerto Rico Sales Tax Financing Corporation
Series C
5.250%, 08/01/2041	1,000	1,049
Rancho Cucamonga Redevelopment Agency, Tax Allocation
Series A (NATL)
4.125%, 09/01/2018	310	319
5.000%, 09/01/2034	500	476
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project
Series A (RAAI)
5.000%, 09/01/2016	850	889
San Francisco City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment Project
Series B (RAAI)
4.000%, 08/01/2012	295	303
4.100%, 08/01/2014	325	338
4.250%, 08/01/2016	250	257
4.375%, 08/01/2018	380	385
Sand City Redevelopment Agency, Tax Allocation
Series A (AGC)
4.000%, 11/01/2019	315	306
Soledad Redevelopment Agency, Tax Allocation
Series A (SGI)
4.500%, 12/01/2016	205	219
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.400%, 10/01/2015	120	124
4.500%, 10/01/2016	125	129
4.600%, 10/01/2018	280	282

		9,312

Transportation - 0.9%
Alameda Corridor Transportation Authority
Zero Coupon Bond (AMBAC)
4.165%, 10/01/2014 ʘ	1,000	848
Puerto Rico Commonwealth, Highway & Transportation Authority
Series X (IBC) (NATL)
5.500%, 07/01/2015	100	110

		958

DESCRIPTION	PAR	FAIR VALUE >

Utilities - 5.9%
Banning Utility Authority, Water Enterprise, Refunding and Improvement Projects
(FGIC) (NATL)
5.000%, 11/01/2020	1,025	1,116
5.000%, 11/01/2023	1,040	1,108
California Pollution Control Financing Authority, Solid Waste
Disposal, Waste Management Incorporated Project
Series A-2 (AMT) (GTY)
5.400%, 04/01/2025	500	515
Series B (AMT) (GTY)
5.000%, 07/01/2027	500	506
Compton Sewer (IBC) (NATL)
5.375%, 09/01/2023	1,150	1,151
Imperial, Wastewater Treatment Facility
(FGIC) (NATL)
5.000%, 10/15/2020	1,000	1,026
Norco, Financing Authority, Enterprise (AGM)
5.625%, 10/01/2034	1,000	1,080

		6,502

Total Revenue Bonds		67,262

General Obligations - 29.2%
Acalanes Unified High School District, Election of 2008
Series A, Zero Coupon Bond
5.040%, 08/01/2026 ʘ	1,000	455
Baldwin Park Unified School District, Election of 2002
Zero Coupon Bond (AMBAC)
4.917%, 08/01/2020 ʘ	1,000	620
California
5.000%, 02/01/2024	500	519
5.125%, 04/01/2024	500	541
5.625%, 04/01/2026	600	666
5.500%, 11/01/2039	1,000	1,056
Central Unified School District, Election of 2008
Series A (AGC)
5.625%, 08/01/2033	500	553
College of the Sequoias, Visalia Area Improvement District #2, Election of 2008
Series A (AGC)
5.250%, 08/01/2029	1,000	1,099
Corona-Norco Unified School District, Election of 2006
Convertible CABs (AGM)
0.000% through 08/01/2017, thereafter 6.800%, 08/01/2039 ◑	500	386
Series B (AGC)
5.375%, 02/01/2034	500	535
Cupertino Unified School District, Election of 2001
Series D, Zero Coupon Bond
5.840%, 08/01/2030 ʘ	1,705	510
Desert Sands Unified School District, Election of 2001
5.250%, 08/01/2023	350	399
Grossmont Union High School District, Election of 2008
Series A
5.500%, 08/01/2031	950	1,048
Hemet Unified School District, Election of 2006
Series B (AGC)
5.000%, 08/01/2030	600	638
Jefferson Union High School District, San Mateo County
Series A (NATL)
6.250%, 02/01/2014	300	337
6.250%, 08/01/2020	460	551
Long Beach Unified School District, Election of 2008
Series A
5.500%, 08/01/2029	500	562
Los Angeles Community College District, Election of 2008
Series C
5.250%, 08/01/2039	3,000	3,259

DESCRIPTION	PAR	FAIR VALUE >

Los Angeles Unified School District
Series D
5.000%, 01/01/2034	100	105
Los Angeles Unified School District, Election of 2002
Series B (AMBAC)
4.500%, 07/01/2025	240	248
Lucia Mar Unified School District
(FGIC) (NATL)
5.250%, 08/01/2022	100	116
Oakland, Series A (NATL)
5.000%, 01/15/2026	435	459
Pittsburg Unified School District, Election of 2006
Series B (AGM)
5.500%, 08/01/2034	1,155	1,257
Pomona Unified School District
Series A (NATL)
6.150%, 08/01/2015	500	535
5.950%, 02/01/2017	855	990
Poway Unified School District, Election of 2008, District 2007-1-A
Zero Coupon Bond
5.680%, 08/01/2029 ʘ	5,000	1,741
Puerto Rico Commonwealth
Series B (AGM)
6.500%, 07/01/2015	1,000	1,190
Puerto Rico Commonwealth, Government Development
Series B
5.000%, 12/01/2014	50	54
San Bernardino Community College District, Election of 2002
Series A
6.500%, 08/01/2027	1,265	1,539
San Diego Unified School District, Election of 2008
Series A, Convertible CABs
0.000% through 07/01/2019, thereafter 6.000%, 07/01/2033 ◑	2,000	1,323
Santa Ana Union School District, Election of 2008
Series A
5.250%, 08/01/2028	1,000	1,075
Santa Barbara Community College District, Election of 2008
Series A
5.250%, 08/01/2027	1,000	1,115
Tulare Local Health Care District, Election of 2005
Series B
6.375%, 08/01/2025	500	572
6.500%, 08/01/2026	1,005	1,147
Victor Valley Community College District, Election of 2008
Series A
5.000%, 08/01/2031	1,530	1,592
Victor Valley Joint Union High School District, Election of 2008
Series A, Convertible CABs (AGC)
0.000% through 08/01/2019, thereafter 5.750%, 08/01/2031 ◑	2,000	1,237
West Contra Costa Unified School District, Election of 2005
Series B
6.000%, 08/01/2024	1,100	1,277
West Covina Unified School District
Series A (NATL)
5.350%, 02/01/2020	770	865
Whittier Unified High School District
Zero Coupon Bond
5.440%, 08/01/2034 ʘ	1,000	242

Total General Obligations		32,413

DESCRIPTION	PAR	FAIR VALUE >

Certificates of Participation - 5.1%
Eden Township Healthcare District
6.000%, 06/01/2030	1,000	1,027
Escondido, Series A (FGIC) (NATL)
5.625%, 09/01/2020	140	142
Los Angeles, Sonnenblick del Rio, West Los Angeles
(AMBAC)
5.375%, 11/01/2010	115	115
6.000%, 11/01/2019	330	334
Oakdale Irrigation District, Water Facilities Project
5.500%, 08/01/2034	805	864
Pasadena, Series C
4.500%, 02/01/2026	50	52
Poway (AMBAC)
4.500%, 08/01/2016	585	641
Ramona Unified School District
Convertible CABs (FGIC) (NATL)
0.000% through 05/01/2012, thereafter 5.000%, 05/01/2032 ◑	500	438
Rowland Water District, Recycled Water Project
5.750%, 12/01/2024	565	644
5.750%, 12/01/2025	480	544
6.250%, 12/01/2039	500	556
Travis Unified School District
(FGIC) (NATL)
4.500%, 09/01/2016	300	319

Total Certificates of Participation		5,676

Total Municipal Bonds
(Cost $99,919)		105,351

	SHARES
Short-Term Investment - 4.0%
First American Tax Free Obligations Fund, Class Z
0.024% ⊕ Ω
(Cost $4,467)	4,466,556	4,467

Total Investments ▲ - 99.0%
(Cost $104,386)		109,818

Other Assets and Liabilities, Net - 1.0%		1,045

Total Net Assets - 100.0%		$110,863

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

ʘ	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2010.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

◑	Convertible Capital Appreciation Bonds (Convertible CABs) — These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

⊕	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $104,386. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,932
Gross unrealized depreciation	(500)

Net unrealized appreciation	$5,432

ACA — ACA Financial Guaranty Corporation
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — Ambac Assurance Corporation. On November 8, 2010, Ambac Financial Group, the parent of Ambac Assurance Corporation (“AMBAC”), filed for relief under the United States Bankruptcy Code. If a bond insured by AMBAC defaults, it is unclear whether AMBAC would be able to meet its obligation to cover outstanding interest and principal payments on the bond. The advisor currently relies solely on the credit quality and other characteristics of the bond issuer in considering whether to purchase or hold a bond insured by AMBAC.
AMT — Alternative Minimum Tax. As of September 30, 2010, the aggregate fair value of securities subject to AMT was $1,847 which represents 1.7% of total net assets.

CMI — California Mortgage Insurance Program
GTY — Guaranty Agreement
FGIC — Financial Guaranty Insurance Corporation
IBC — International Bank of Commerce
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
SGI — Syncora Guarantee Inc.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of September 30, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Revenue Bonds	$—	$67,262	$—	$67,262
General Obligations	—	32,413	—	32,413
Certificates of Participation	—	5,676	—	5,676
Short-Term Investment	4,467	—	—	4,467

Total Investments	$4,467	$105,351	$—	$109,818

During the period ended September 30, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of INVESTMENTS September 30, 2010 (unaudited), all dollars rounded to thousands (000)
Colorado Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE >
Municipal Bonds - 95.9%
Revenue Bonds - 72.0%
Continuing Care Retirement Communities - 2.5%
Colorado Health Facilities Authority, Christian Living Communities Project
Series A
5.250%, 01/01/2014	$250	$258
5.750%, 01/01/2026	100	97
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	518
5.250%, 12/01/2025	200	197
Series B
6.125%, 12/01/2033	350	352
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2037	225	179
Illinois Finance Authority, Three Crowns Park Plaza
Series A
5.875%, 02/15/2026	100	100

		1,701

Education - 22.5%
Adams State College Auxiliary Facilities Improvement
Series A (STAID)
5.500%, 05/15/2034	1,340	1,469
5.500%, 05/15/2039	1,110	1,210
Colorado Educational & Cultural Facilities Authority, Ave Maria School Project
(RAAI)
4.750%, 12/01/2014	220	230
4.750%, 12/01/2015	230	239
4.850%, 12/01/2025	250	233
Pre-refunded 12/01/2010 @ 100 (RAAI)
6.000%, 12/01/2016 ◊	200	202
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project
Series A, Escrowed to Maturity
6.250%, 09/15/2011 §	65	68
Colorado Educational & Cultural Facilities Authority, Charter School
5.625%, 05/01/2040	1,000	1,025
Colorado Educational & Cultural Facilities Authority, Charter School, James Irwin Foundation
(CIFG) (STAID)
5.000%, 08/01/2027	250	257
Colorado Educational & Cultural Facilities Authority, Charter School, Pinnacle High School
5.000%, 12/01/2029	1,000	1,014
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School
Series A (SMO)
5.000%, 06/15/2018	240	263
5.000%, 06/15/2019	255	275
5.000%, 06/15/2020	265	283
5.250%, 06/15/2029	500	514
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School
Escrowed to Maturity
6.375%, 12/01/2011 §	445	461
Colorado Educational & Cultural Facilities Authority, Front Range Christian School Project
(LOC: Evangelical Christian, Wescorp Credit Union)
4.500%, 04/01/2018	225	215
4.500%, 04/01/2019	240	226
5.000%, 04/01/2037	750	666

DESCRIPTION	PAR	FAIR VALUE >
Colorado Educational & Cultural Facilities Authority, Kent Denver School Project
5.125%, 10/01/2039	500	512
Colorado Educational & Cultural Facilities Authority, Northwest Nazarene
4.500%, 11/01/2015	690	699
Colorado Educational & Cultural Facilities Authority, Vail Mountain School Project
6.125%, 05/01/2040	1,000	1,024
Colorado School Mines Enterprise
Series A (STAID)
5.000%, 12/01/2029	475	516
Iowa Higher Education Authority, Private College Facilities, Upper Iowa University Project
5.750%, 09/01/2030	1,000	1,035
University of Colorado Enterprise System
Series A
5.750%, 06/01/2028	335	395
5.375%, 06/01/2032	500	556
University of Colorado Enterprise System, University of Colorado Regents
(NATL)
5.000%, 06/01/2032	500	534
Western State College
(STAID)
5.000%, 05/15/2034	1,000	1,056

		15,177

Healthcare - 20.7%
Boulder County Longmont United Hospital Project
(RAAI)
5.300%, 12/01/2010	330	331
Colorado Health Facilities Authority
Series B (AGM)
5.250%, 03/01/2036	500	528
Colorado Health Facilities Authority, Catholic Health Initiatives
Series A
5.000%, 07/01/2039	500	521
Series D
5.125%, 10/01/2017	500	578
6.250%, 10/01/2033	500	568
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2016	350	378
6.900%, 12/01/2025	195	200
Series A
5.250%, 06/01/2034	230	230
Colorado Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America
Series A
5.000%, 07/01/2015	500	499
Colorado Health Facilities Authority, Longmont United Hospital
Series B (RAAI)
5.250%, 12/01/2013	710	743
4.625%, 12/01/2024	325	295
Colorado Health Facilities Authority, National Jewish Medical & Research Center
5.375%, 01/01/2016	1,000	1,001
Colorado Health Facilities Authority, Parkview Medical Center Project
Series B
5.000%, 09/01/2018	500	533
Colorado Health Facilities Authority, Portercare Adventist Health
Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 ◊	600	646
Colorado Health Facilities Authority, Poudre Valley Health Care
Series F
5.000%, 03/01/2025	150	152

DESCRIPTION	PAR	FAIR VALUE >
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth
Series B
5.250%, 01/01/2025	1,000	1,089
Colorado Health Facilities Authority, Valley View Hospital Association Project
5.500%, 05/15/2028	400	412
Series A (RAAI)
5.000%, 05/15/2013	500	520
Colorado Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	410	434
Colorado Health Facilities, NCMC Income Project
Series A (AGM)
5.250%, 05/15/2026	1,000	1,083
Colorado Health Facilities, Parkview Medical Center Project
Series B
5.000%, 09/01/2029	355	355
Colorado Health Facilities, Total Longterm Care National
Series A
6.250%, 11/15/2040	780	788
Colorado Springs Hospital
6.250%, 12/15/2033	750	818
Delta County Memorial Hospital District Enterprise
5.350%, 09/01/2017	500	509
5.500%, 09/01/2025	515	538
Denver Health & Hospital Authority, Healthcare
Series A
4.750%, 12/01/2027	250	230

		13,979

Housing - 5.4%
Colorado Educational & Cultural Facilities Authority, Student Housing, Campus Village Apartment
5.000%, 06/01/2022	810	866
5.500%, 06/01/2038	120	124
Colorado Housing & Finance Authority
Series E-2 (AMT)
7.000%, 02/01/2030	25	26
Colorado Housing & Finance Authority, Multifamily Project
Series B-4, Class I
5.900%, 04/01/2031	95	95
Colorado Housing & Finance Authority, Single Family Program
Series B-2 (AMT)
7.100%, 04/01/2017	15	15
Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project
(AGM) (AMT)
4.000%, 05/01/2012	270	281
4.000%, 11/01/2012	120	126
4.550%, 11/01/2017	1,500	1,579
5.200%, 11/01/2027	500	516

		3,628

Lease Revenue - 0.8%
Puerto Rico Public Buildings Authority, Government Facilities
Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	500	547

Miscellaneous - 1.1%
High Plains Metropolitan District
Series B (LOC: Compass Bank)
4.375%, 12/01/2015	720	725

Tax Revenue - 2.1%
Lone Tree Sales & Use Tax, Recreational Projects
Series A
5.000%, 12/01/2020	340	395
Park Meadows Business Improvement District, Shared Sales Tax
5.000%, 12/01/2017	250	251
5.300%, 12/01/2027	475	437
Superior Open Space Sales & Use Tax
5.000%, 06/01/2026	330	334

		1,417

DESCRIPTION	PAR	FAIR VALUE >
Transportation - 6.5%
Denver City & County Airport Revenue
Series A
5.000%, 11/15/2031	1,000	1,058
E-470 Public Highway Authority
Series B, Zero Coupon Bond (NATL)
4.677%, 09/01/2017 ʘ	1,575	1,144
5.183%, 09/01/2019 ʘ	960	608
5.823%, 09/01/2022 ʘ	1,000	505
Series C, Convertible CABs (NATL)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 ◑	500	541
Series D1 (NATL)
5.500%, 09/01/2024	300	310
Eagle County Air Terminal, Airport Terminal Improvement Project
Series B (AMT)
5.250%, 05/01/2020	205	197

		4,363

Utilities - 10.4%
Arkansas River Power Authority
6.000%, 10/01/2040	225	236
Arkansas River Power Authority, Colorado
6.125%, 10/01/2040	1,255	1,342
Broomfield Water Activity Enterprise
(NATL)
5.500%, 12/01/2017	500	508
5.500%, 12/01/2019	400	407
Colorado Housing & Finance Authority, Waste Disposal, Management Income Project
(AMT)
5.700%, 07/01/2018	250	267
Colorado Springs Utilities
Series C
5.500%, 11/15/2048	1,200	1,295
Denver City & County Wastewater
(FGIC) (NATL)
5.250%, 11/01/2017	1,010	1,094
Eagle River Water & Sanitation Revenue
(AGC)
5.000%, 12/01/2034	800	853
Public Authority for Colorado Energy Natural Gas
6.250%, 11/15/2028	425	481
Puerto Rico Electric Power Authority
Series WW
5.250%, 07/01/2025	500	540

		7,023

Total Revenue Bonds		48,560

General Obligations - 15.7%
Adams & Arapahoe Counties School District, #28J, Aurora
(STAID)
5.500%, 12/01/2021	300	362
5.500%, 12/01/2025	165	195
Antelope Water Systems, General Improvement District
4.875%, 12/01/2025	175	177
Boulder, Larimer & Weld Counties, St. Vrain Valley School District # RE1J
(STAID)
5.000%, 12/15/2033	2,000	2,136
Denver City & County School District # 1
Series A (STAID)
5.000%, 12/01/2028	1,000	1,125
Gunnison Watershed School District, # RE1J
Series 2009 (STAID)
5.250%, 12/01/2026	1,000	1,136
5.250%, 12/01/2033	1,800	1,967

DESCRIPTION	PAR	FAIR VALUE >
North Range Metropolitan District # 1
(ACA)
4.250%, 12/15/2018	295	249
Puerto Rico Commonwealth
Series A
5.500%, 07/01/2018	500	559
Series C-7 (NATL)
6.000%, 07/01/2027	250	275
Puerto Rico Commonwealth, Public Improvement
Series A
5.250%, 07/01/2026	375	393
Rio Blanco County School District, # RE1, Meeker
(STAID)
5.250%, 12/01/2022	500	575
5.250%, 12/01/2024	150	171
Sand Creek Metropolitan District, Limited Tax
Series B
5.000%, 12/01/2040	1,300	1,290

Total General Obligations		10,610

Certificates of Participation - 8.2%
Colorado Higher Education Capital Construction Lease
5.500%, 11/01/2019	425	498
5.500%, 11/01/2027	1,255	1,387
Pre-refunded 11/01/2018 @ 100
5.500%, 11/01/2027 ◊	465	577
Colorado Springs, Public Facilities Authority, Old City Hall Project
(AGM)
5.500%, 12/01/2020	200	202
Eagle River Fire District
6.125%, 12/01/2019	225	236
6.625%, 12/01/2024	220	233
6.875%, 12/01/2030	400	414
Garfield County Public Library, Regional Lease Financing Program
5.375%, 12/01/2027	835	914
Pueblo County, Capital Construction
4.400%, 12/01/2016	210	225
5.000%, 12/01/2024	200	207
Telluride
5.000%, 12/01/2036	650	654

Total Certificates of Participation		5,547

Total Municipal Bonds
(Cost $61,237)		64,717

Short-Term Investment - 4.1%

	SHARES
First American Tax Free Obligations Fund, Class Z
0.024% ⊕ Ω
(Cost $2,758)	2,758,076	2,758

Total Investments ▲ - 100.0%
(Cost $63,995)		67,475

Other Assets and Liabilities, Net - 0.0%		(33)

Total Net Assets - 100.0%		$67,442

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

ʘ	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2010.

◑	Convertible Capital Appreciation Bonds (Convertible CABs) — These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

⊕	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2010.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $63,995. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$3,815
Gross unrealized depreciation	(335)

Net unrealized appreciation	$3,480

ACA — ACA Financial Guaranty Corporation
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — Ambac Assurance Corporation. On November 8, 2010, Ambac Financial Group, the parent of Ambac Assurance Corporation (“AMBAC”), filed for relief under the United States Bankruptcy Code. If a bond insured by AMBAC defaults, it is unclear whether AMBAC would be able to meet its obligation to cover outstanding interest and principal payments on the bond. The advisor currently relies solely on the credit quality and other characteristics of the bond issuer in considering whether to purchase or hold a bond insured by AMBAC.
AMT — Alternative Minimum Tax. As of September 30, 2010, the aggregate fair value of securities subject to AMT was $3,007 which represents 4.5% of total net assets.
CIFG — CDC IXIS Financial Guaranty
COMGTY — Commonwealth Guaranty
FGIC — Financial Guaranty Insurance Corporation
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
SMO — State Moral Obligation
STAID — State Aid Withholding
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$48,560	$—	$48,560
General Obligations	—	10,610	—	10,610
Certificates of Participation	—	5,547	—	5,547
Short-Term Investment	2,758	—	—	2,758

Total Investments	$2,758	$64,717	$—	$67,475

During the period ended September 30, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments September 30, 2010 (unaudited), all dollars are rounded to thousands (000)
Core Bond Fund

DESCRIPTION	PAR	FAIR VALUE >

Corporate Bonds - 43.3%
Banking - 7.4%
Ally Financial
7.500%, 09/15/2020 ■	$1,650	$1,757
Bank of America
5.625%, 07/01/2020 ▼	3,730	3,941
8.000%, 12/29/2049 Δ	6,225	6,421
Barclays Bank
5.125%, 01/08/2020 ¬	3,665	3,962
Citigroup
5.375%, 08/09/2020 ▼	2,650	2,742
8.125%, 07/15/2039	3,500	4,421
Citigroup Capital XXI
8.300%, 12/21/2077 ▼ Δ	3,720	3,906
Fifth Third Bancorp
6.250%, 05/01/2013	2,620	2,869
First National Bank of Chicago
8.080%, 01/05/2018	1,211	1,375
HSBC Holdings
6.800%, 06/01/2038 ¬	4,030	4,674
JPMorgan Chase
5.150%, 10/01/2015	3,695	4,051
4.400%, 07/22/2020	6,790	6,954
Series 1
7.900%, 04/29/2049 Δ	3,645	3,906
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2066 ▼	2,510	2,545
JPMorgan Chase Capital XXII
Series V
6.450%, 01/15/2087	2,110	2,113
KeyCorp
Series MTN
3.750%, 08/13/2015	4,930	5,030
Lloyds TSB Bank
5.800%, 01/13/2020 ■ ¬	6,940	7,270
Sovereign Bank
8.750%, 05/30/2018	3,675	4,247
UBS
4.875%, 08/04/2020¬	4,410	4,650
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	2,525	2,424
Wells Fargo
Series K
7.980%, 03/29/2049 Δ	6,630	6,978
Wells Fargo Bank
5.950%, 08/26/2036	3,415	3,545
Wells Fargo Capital X
5.950%, 12/15/2086	2,760	2,689
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	6,310	6,547

		99,017

Basic Industry - 3.7%
Alcoa
6.150%, 08/15/2020 ▼	2,190	2,252
Arcelormittal
7.000%, 10/15/2039 ▼¬	5,500	5,619
Celulosa Arauco y Constitucion
5.625%, 04/20/2015 ▼¬	3,000	3,286
Georgia-Pacific
7.125%, 01/15/2017 ■	1,500	1,588
Incitec Pivot Finance
6.000%, 12/10/2019 ■	3,830	4,061
International Paper
8.700%, 06/15/2038	2,300	2,938
Newmont Mining
6.250%, 10/01/2039	6,000	6,878
Rio Tinto Finance U.S.A.
7.125%, 07/15/2028¬	2,955	3,738
Southern Copper
7.500%, 07/27/2035	2,550	2,957
Teck Cominco Limited
6.125%, 10/01/2035¬	2,785	2,966
Vale Overseas
6.875%, 11/10/2039¬	3,895	4,463
Vedanta Resources
9.500%, 07/18/2018 ■ ▼¬	2,055	2,219
Yara International
7.875%, 06/11/2019 ■¬	5,000	6,215

		49,180

Brokerage - 3.2%
Bear Stearns
7.250%, 02/01/2018	3,750	4,568
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	2,415	2,050
Goldman Sachs Group
6.000%, 06/15/2020	6,250	6,874
6.750%, 10/01/2037	3,685	3,830
Merrill Lynch
6.050%, 05/16/2016	9,935	10,575
Morgan Stanley
7.300%, 05/13/2019	2,450	2,818
5.500%, 07/24/2020	6,250	6,439
Series MTN
6.625%, 04/01/2018	4,830	5,355

		42,509

DESCRIPTION	PAR	FAIR VALUE >

Capital Goods - 0.5%
GE Capital Trust I
6.375%, 11/15/2067 Δ	4,000	3,980
L-3 Communications
Series B
6.375%,10/15/2015	3,150	3,248

		7,228

Communications - 6.0%
American Tower
5.050%,09/01/2020	3,980	4,076
AT&T
6.550%, 02/15/2039 ▼	5,530	6,431
British Sky Broadcasting
6.100%, 02/15/2018 ■¬	3,450	3,987
British Telecom
5.950%, 01/15/2018¬	5,345	5,959
CBS
5.750%, 04/15/2020 ▼	2,270	2,521
Comcast
6.300%,11/15/2017	2,952	3,483
6.400%, 03/01/2040 ▼	1,565	1,740
DirecTV Holdings
5.200%, 03/15/2020 ▼	6,215	6,727
Embarq
7.082%,06/01/2016	2,575	2,862
Frontier Communications
8.500%,04/15/2020	3,500	3,863
NBC Universal
4.375%, 04/01/2021 ■	1,315	1,331
6.400%, 04/30/2040 ■	3,060	3,332
News America
6.650%,11/15/2037	3,590	4,130
Rogers Communications
6.800%, 08/15/2018¬	5,530	6,831
Sprint Nextel
6.000%, 12/01/2016 ▼	2,000	1,975
Symantec
4.200%, 09/15/2020 ▼	4,000	4,016
Telefonica Emisiones
7.045%, 06/20/2036¬	2,875	3,443
Time Warner Cable
8.750%,02/14/2019	2,000	2,641
6.750%, 06/15/2039 ▼	2,410	2,781
Verizon Communications
6.900%,04/15/2038	5,870	7,136

		79,265

Consumer Cyclical - 2.2%
Ford Motor Credit
6.625%,08/15/2017	2,425	2,584
Home Depot
5.875%,12/16/2036	3,570	3,806
Ingram Micro
5.250%,09/01/2017	2,000	2,072
J.C. Penney
5.650%,06/01/2020	2,585	2,633
R.R. Donnelley & Sons
7.625%,06/15/2020	1,990	2,076
Time Warner
6.100%,07/15/2040	3,250	3,500
Viacom
6.875%,04/30/2036	4,105	4,819
Whirlpool
Series MTN
5.500%,03/01/2013	4,905	5,262
Wyndham Worldwide
6.000%,12/01/2016	2,000	2,086

		28,838

Consumer Non Cyclical - 3.1%
Altria Group
9.950%, 11/10/2038 ▼	6,055	8,725
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039 ■	3,850	5,513
Boston Scientific
4.500%,01/15/2015	3,655	3,739
Constellation Brands
7.250%, 05/15/2017 ▼	1,000	1,066
General Mills
5.400%,06/15/2040	3,780	4,143
HCA
9.250%,11/15/2016	1,090	1,180
Kraft Foods
6.500%, 08/11/2017 ▼	3,455	4,139
6.500%, 02/09/2040 ▼	3,825	4,479
Lorillard Tobacco
8.125%,06/23/2019	3,350	3,835
UnitedHealth Group
6.875%,02/15/2038	3,185	3,811

		40,630

DESCRIPTION	PAR	FAIR VALUE >

Electric - 1.8%
FirstEnergy Solutions
6.050%,08/15/2021	3,690	3,942
Majapahit Holding
7.750%, 01/20/2020 ■¬	1,800	2,160
MidAmerican Energy Holdings
6.125%, 04/01/2036 ▼	5,185	5,932
Ohio Power
Series K
6.000%,06/01/2016	4,100	4,768
Pacific Gas & Electric
5.400%, 01/15/2040 ▼	3,000	3,165
Virginia Electric Power
5.950%,09/15/2017	2,880	3,436

		23,403

Energy - 3.5%
Anadarko Petroleum
6.375%,09/15/2017	2,070	2,281
6.200%,03/15/2040	3,230	3,149
Canadian Oil Sands
7.750%, 05/15/2019 ■¬	4,690	5,818
Cloud Peak Energy Resources
8.500%,12/15/2019	2,000	2,145
Diamond Offshore Drilling
5.700%,10/15/2039	3,280	3,423
Forest Oil
7.250%, 06/15/2019 ▼	2,500	2,556
Nabors Industries
5.000%, 09/15/2020 ■	2,935	2,965
Nexen
6.400%, 05/15/2037¬	3,475	3,787
Petrobras International Finance
6.875%, 01/20/2040 ▼¬	2,495	2,856
Petro-Canada
6.800%, 05/15/2038¬	4,405	5,221
Pride International
8.500%, 06/15/2019 ▼	1,000	1,160
6.875%,08/15/2020	1,970	2,145
Valero Energy
6.125%,02/01/2020	4,290	4,676
Weatherford International
7.000%, 03/15/2038¬	3,740	3,973

		46,155

Finance - 3.8%
American Express Credit
Series C
7.300%,08/20/2013	2,230	2,563
Anglogold Holdings
6.500%, 04/15/2040¬	4,530	4,721
Capital One Bank
8.800%,07/15/2019	5,780	7,387
Capital One Capital III
7.686%, 08/15/2036	2,755	2,796
Countrywide Financial
6.250%,05/15/2016	4,390	4,725
Discover Financial Services
10.250%,07/15/2019	3,690	4,727
Fresenius U.S. Finance II
9.000%, 07/15/2015 ■	2,000	2,280
General Electric Capital
Series MTN
6.875%,01/10/2039	4,915	5,644
International Lease Finance
6.375%, 03/25/2013 ▼	3,855	3,875
8.875%, 09/01/2017 ▼	1,715	1,852
Rockies Express Pipeline
5.625%, 04/15/2020 ■	3,120	3,137
SLM
Series MTN
5.400%,10/25/2011	2,010	2,031
TransCapitalInvest
5.670%, 03/05/2014 ■¬	4,995	5,225

		50,963

Insurance - 3.5%
Aflac
6.450%,08/15/2040	3,975	4,139
Allied World Assurance
7.500%, 08/01/2016¬	4,805	5,432
Genworth Financial
Series MTN
6.515%,05/22/2018	3,940	4,018
Hartford Financial Services Group
Series MTN
6.000%,01/15/2019	5,860	6,173
Lincoln National
8.750%, 07/01/2019 ▼	4,795	6,168
6.050%, 04/20/2067 Δ	3,205	2,796
MetLife
6.750%, 06/01/2016 ▼	3,400	4,059
4.750%, 02/08/2021 ▼	3,230	3,426
MetLife Capital Trust IV
7.875%, 12/15/2067 ■ Δ	3,735	3,922
Pacific Life Insurance
6.000%, 02/10/2020 ■ ▼	1,640	1,768
Prudential Financial
5.900%,03/17/2036	2,500	2,598
ZFS Finance USA Trust V
6.500%, 05/09/2067 ■ Δ	2,755	2,562

		47,061

DESCRIPTION	PAR	FAIR VALUE >

Natural Gas - 1.2%
Duke Energy
5.050%,09/15/2019	3,430	3,816
Energy Transfer Equity
7.500%, 10/15/2020 ▼	2,450	2,579
Kinder Morgan Energy Partners
Series MTN
6.950%,01/15/2038	3,060	3,484
NGPL Pipeco
7.119%, 12/15/2017 ■	2,640	2,864
Transocean
6.000%, 03/15/2018 ▼¬	3,015	3,207

		15,950

Other Utility - 0.3%
American Water Capital
6.085%,10/15/2017	3,105	3,536

Real Estate - 1.4%
Health Care Properties — REIT
Series MTN
6.300%,09/15/2016	3,310	3,595
Prologis — REIT
6.875%, 03/15/2020 ▼	5,995	5,894
Simon Property Group — REIT
5.650%,02/01/2020	3,000	3,345
Vornado Realty — REIT
4.250%,04/01/2015	5,700	5,899

		18,733

Transportation - 1.7%
Air Canada
9.250%, 08/01/2015 ■ ▼¬	1,950	1,969
American Airlines
10.375%,07/02/2019	2,466	2,909
Continental Airlines
Series 2007-1, Class C
7.339%, 04/19/2014	3,585	3,562
Delta Airlines
Series 2002-1, Class G-1
6.718%,07/02/2024	1,094	1,094
Erac USA Finance
6.375%, 10/15/2017 ■	2,945	3,424
Norfolk Southern
5.900%, 06/15/2019 ▼	5,000	5,945
Northwest Airlines
Series 2007-1, Class A
7.027%,11/01/2019	2,086	2,107
United Airlines
Series 2007-1, Class A
6.636%,01/02/2024	1,994	1,989

		22,999

Total Corporate Bonds
(Cost $518,985)		575,467

U.S. Government Agency Mortgage-Backed Securities - 21.5%
Adjustable Rate Δ - 2.0%
Federal Home Loan Mortgage Corporation Pool
2.685%, 05/01/2025, #846757	161	168
2.687%, 04/01/2029, #847190	875	918
2.871%, 03/01/2030, #847180	1,319	1,382
2.584%, 07/01/2030, #847240	1,487	1,558
2.522%, 06/01/2031, #846984	584	600
5.811%, 07/01/2036, #1K1238 ▼	5,632	5,994
Federal National Mortgage Association Pool
2.547%, 08/01/2030, #555843 ▼	3,512	3,679
2.670%, 03/01/2031, #545359	227	238
2.504%, 09/01/2033, #725553	1,257	1,314
5.233%, 11/01/2034, #735054 ▼	5,168	5,498
5.795%, 09/01/2037, #946441 ▼	4,401	4,683
Government National Mortgage Association Pool
3.625%, 08/20/2023, #008259	1	1

		26,033

DESCRIPTION	PAR	FAIR VALUE >

Fixed Rate - 19.5%
Federal Home Loan Mortgage Corporation Pool
4.500%, 03/01/2018, #P10023	1,526	1,599
4.500%, 05/01/2018, #P10032 ▼	2,880	3,020
6.500%, 01/01/2028, #G00876	623	685
6.500%, 11/01/2028, #C00676	1,181	1,311
6.500%, 12/01/2028, #C00689	870	965
6.500%, 04/01/2029, #C00742	491	545
6.500%, 07/01/2031, #A17212	1,812	2,012
6.000%, 11/01/2033, #A15521	1,840	2,017
7.000%, 08/01/2037, #H09059	1,476	1,638
5.825%, 09/01/2037, #1G2163 ▼	4,475	4,769
7.000%, 09/01/2037, #H01292	651	723
Federal National Mortgage Association Pool
3.790%, 07/01/2013, #386314	10,071	10,603
5.500%, 02/01/2014, #440780	628	676
7.000%, 02/01/2015, #535206	169	180
7.000%, 08/01/2016, #591038	306	333
5.500%, 12/01/2017, #673010	1,893	2,053
6.000%, 10/01/2022, #254513	2,030	2,206
5.500%, 01/01/2025, #255575 ▼	5,121	5,540
7.000%, 04/01/2026, #340798	158	179
7.000%, 05/01/2026, #250551	238	269
6.000%, 08/01/2027, #256852	4,649	5,017
6.500%, 02/01/2029, #252255	1,125	1,260
6.500%, 12/01/2031, #254169	2,217	2,415
6.000%, 04/01/2032, #745101	4,824	5,139
7.000%, 07/01/2032, #254379	1,539	1,743
7.000%, 07/01/2032, #545813	638	725
7.000%, 07/01/2032, #545815	405	460
6.000%, 09/01/2032, #254447	2,269	2,494
6.000%, 03/01/2033, #688330	4,056	4,458
5.500%, 04/01/2033, #694605 ▼	4,554	4,893
6.500%, 05/01/2033, #555798 ▼	3,176	3,550
5.500%, 07/01/2033, #709446 ▼	6,238	6,702
5.500%, 10/01/2033, #555800 ▼	3,589	3,856
6.000%, 11/01/2033, #772130	329	361
6.000%, 11/01/2033, #772256	755	828
5.000%, 03/01/2034, #725248	2,298	2,440
5.000%, 03/01/2034, #725250 ▼	4,173	4,431
5.000%, 06/01/2034, #782909	1	1
6.500%, 06/01/2034, #735273 ▼	5,259	5,865
6.000%, 10/01/2034, #781776	967	1,056
5.500%, 07/01/2036, #995112	15,676	16,813
6.000%, 08/01/2036, #885536	2,250	2,462
6.000%, 09/01/2036, #900555 ▼	4,057	4,406
6.000%, 06/01/2037, #944340	2,603	2,801
6.500%, 08/01/2037, #256845	1,435	1,568
6.000%, 09/01/2037, #256890 ▼	2,796	2,996
5.000%, 03/01/2038, #973241	16,534	17,418
5.000%, 05/01/2038, #983077	2	2
5.500%, 05/01/2038, #889618	14,253	15,164
6.000%, 06/01/2038, #889706	500	538
5.500%, 07/01/2038, #985344	15,383	16,367
6.000%, 08/01/2038, #257307 ▼	3,437	3,694
6.000%, 10/01/2038, #993138 ▼	5,562	5,978
4.500%, 10/15/2038 «	31,550	32,851
4.000%, 11/15/2039 «	9,700	9,942
4.500%, 12/01/2039, #932323	9,208	9,601
5.000%, 12/01/2039, #932260	2,223	2,344
5.000%, 05/01/2040, #AD4375	14,660	15,442
Government National Mortgage Association Pool
7.500%, 11/15/2030, #537699	266	306

		259,710

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $274,369)		285,743

Asset-Backed Securities - 17.2%
Automotive - 2.7%
Bank of America Auto Trust
Series 2010-2, Class A3
1.310%, 07/15/2014	4,680	4,726
Chrysler Financial Lease Trust
Series 2010-A, Class A2
1.780%, 06/15/2011 ■	7,265	7,286
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	5,646	5,761
Santander Drive Auto Receivables Trust
Series 2010-1, Class A2
1.360%, 03/15/2013	10,790	10,804
USAA Auto Owner Trust
Series 2008-1, Class A3
4.160%, 04/16/2012	262	263
Series 2010-1, Class A2
0.630%, 06/15/2012	5,000	5,002
World Omni Auto Receivables Trust
Series 2010-A, Class A2
0.700%, 05/15/2011	1,530	1,531

		35,373

Credit Cards - 1.9%
Bank of America Credit Card Trust
Series 2008-A1, Class A1
0.917%, 04/15/2013 Δ	3,000	3,001
Capital One Multi-Asset Execution Trust
Series 2006-14A, Class A
0.267%, 08/15/2013 Δ	3,900	3,900
Chase Issuance Trust
Series 2008-A9, Class A9
4.260%, 05/15/2013	5,000	5,118
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020	5,185	6,166
Series 2008-A3, Class A3
5.100%, 10/15/2013	5,000	5,126
Discover Card Master Trust I
Series 2003-4, Class B2
0.687%, 05/15/2013 Δ	697	696
Series 2005-4, Class B1
0.507%, 06/18/2013 Δ	1,430	1,428

		25,435

DESCRIPTION	PAR	FAIR VALUE >

Home Equity - 2.9%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 ∞	30	31
Countrywide Asset-Backed Certificates
Series 2003-SC1, Class M2
2.506%, 09/25/2023 Δ	766	481
Series 2007-1, Class 2A-1
0.306%, 07/25/2037 Δ	4,867	4,710
RBSSP Resecuritization Trust
Series 2009-10, Class 8A1
0.414%, 05/26/2036 ■ Δ	4,134	3,985
Series 2009-11, Class 4A1
2.014%, 12/26/2037 ■ Δ	1,644	1,654
Series 2009-8, Class 3A1
0.404%, 03/26/2037 ■ Δ	1,327	1,289
Series 2009-9, Class 9A1
0.484%, 09/26/2037 ■ Δ	5,032	4,818
Series 2010-10, Class 2A1
0.386%, 09/26/2036 ■ «	4,524	4,196
Series 2010-4, Class 1A1
0.374, 03/26/2036 ■ Δ	7,527	6,858
Series 2010-4, Class 5A1
0.424%, 02/26/2037 ■ Δ	5,195	4,884
Series 2010-8, Class 4A1
0.594%, 07/26/2036 ■ Δ	2,550	2,385
Renaissance Home Equity Loan Trust
Series 2005-3, Class AF4
5.140%, 11/25/2035	4,365	3,902

		39,193

Manufactured Housing - 0.1%
Green Tree Financial
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■	1,939	1,984

Other - 9.4%
AH Mortgage Advance Trust
Series 2010-ADV1, Class A1
3.968%, 08/15/2022 ■	5,500	5,500
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041 Δ	6,515	6,685
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 Δ	6,640	7,213
Series 2007-T28, Class D
5.988%, 09/11/2042 ■ Δ ∞	3,165	1,151
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.396%, 07/15/2044 Δ	4,570	5,032
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	4,700	4,901
Series 2007-CD5, Class A4
5.886%, 11/15/2044	620	670
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	4,225	4,263
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	320	320
Series 2007-GG11, Class A4
5.736%, 12/10/2049	6,270	6,562
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.808%, 08/10/2045 Δ	6,270	6,552
JPMorgan Chase Commercial Mortgage Securities
Series 2010-C1, Class A1
3.853%, 06/15/2043 ■	7,779	8,144
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 03/15/2036	6,000	6,256
Series 2005-C7, Class A2
5.103%, 11/15/2030	5,182	5,191
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.690%, 02/12/2051	7,820	8,337
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/2043	4,485	4,886
Series 2007-HQ11, Class A4
5.447%, 02/12/2044 Δ	9,400	9,806
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	7,261	7,681
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016	7,262	7,949
Series 2010-10A, Class 1
4.108%, 03/10/2020	6,954	7,323
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5
4.661%, 05/15/2044	9,660	10,046

		124,468

DESCRIPTION	PAR	FAIR VALUE >

Utilities - 0.2%
PG&E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	2,468	2,560

Total Asset-Backed Securities
(Cost $218,185)		229,013

Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities - 6.1%
Adjustable Rate Δ - 2.5%
Federal Home Loan Mortgage Corporation
Series 2704, Class JF
0.807%, 05/15/2023	3,941	3,951
Series 2755, Class FN
0.707%, 04/15/2032	4,087	4,089
Series 3423, Class FA
0.757%, 06/15/2036	13,380	13,378
Series 3591, Class FP
0.857%, 06/15/2039	5,439	5,457
Federal National Mortgage Association
Series 2005-59, Class DF
0.456%, 05/25/2035	5,868	5,838

		32,713

Fixed Rate - 3.5%
Federal Home Loan Mortgage Corporation
Series 1022, Class J
6.000%, 12/15/2020	24	26
Series 162, Class F
7.000%, 05/15/2021	69	80
Series 1790, Class A
7.000%, 04/15/2022	40	43
Series 188, Class H
7.000%, 09/15/2021	130	151
Series 2763, Class TA
4.000%, 03/15/2011	1,673	1,690
Series 2901, Class UB
5.000%, 03/15/2033	5,000	5,390
Series 6, Class C
9.050%, 06/15/2019	13	16
Federal National Mortgage Association
Series 1988-24, Class G
7.000%, 10/25/2018	29	33
Series 1989-44, Class H
9.000%, 07/25/2019	25	28
Series 1989-90, Class E
8.700%, 12/25/2019	4	5
Series 1990-102, Class J
6.500%, 08/25/2020	26	29
Series 1990-105, Class J
6.500%, 09/25/2020	222	251
Series 1990-30, Class E
6.500%, 03/25/2020	19	22
Series 1990-61, Class H
7.000%, 06/25/2020	21	24
Series 1990-72, Class B
9.000%, 07/25/2020	19	23
Series 1991-56, Class M
6.750%, 06/25/2021	74	80
Series 1992-120, Class C
6.500%, 07/25/2022	24	27
Series 2002-83, Class MD
5.000%, 09/25/2016	3,460	3,530
Series 2003-3, Class BC
5.000%, 02/25/2018	14,030	15,466
Series 2003-30, Class AE
3.900%, 10/25/2017	8,683	8,927
Series 2003-W1, Class B1
5.750%, 12/25/2042	1,565	1,006
Series 2005-44, Class PC
5.000%, 11/25/2027	5,143	5,274
Series 2005-62, Class JE
5.000%, 06/25/2035	4,747	5,119

		47,240

Z-Bonds ⊠ - 0.1%
Federal Home Loan Mortgage Corporation
Series 1118, Class Z
8.250%, 07/15/2021	42	48
Federal National Mortgage Association
Series 1991-134, Class Z
7.000%, 10/25/2021	150	174
Series 1996-35, Class Z
7.000%, 07/25/2026	713	808

		1,030

Total Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities
(Cost $77,944)		80,983

DESCRIPTION	PAR	FAIR VALUE >

U.S. Government & Agency Securities - 5.3%
U.S. Treasuries - 5.3%
U.S. Treasury Bonds
4.375%, 11/15/2039	520	584
2.125%, 02/15/2040 ◄	5,921	6,616
U.S. Treasury Notes
0.875%, 02/28/2011	2,245	2,251
1.000%, 08/31/2011	4,865	4,897
2.250%, 05/31/2014 ▼	2,315	2,433
2.625%, 06/30/2014	2,650	2,821
2.375%, 02/28/2015 ▼	3,650	3,850
1.875%, 07/15/2015 ◄	12,239	13,306
1.250%, 08/31/2015 ▼	1,000	1,000
3.375%, 11/15/2019	4,900	5,279
3.625%, 02/15/2020	9,745	10,688
3.500%, 05/15/2020	11,900	12,917
2.625%, 08/15/2020 ▼	3,885	3,921

Total U.S. Government & Agency Securities
(Cost $68,087)		70,563

Collateralized Mortgage Obligations-Private Mortgage-Backed Securities - 4.4%
Adjustable Rate Δ - 1.4%
Arkle Master Issuer
Series 2010-1A, Class 1A
0.457%, 05/17/2011 ■¬	7,120	7,105
Countrywide Home Loans
Series 2004-2, Class 2A1
5.274%, 02/25/2034	1,544	1,537
FDIC Structured Sale Guaranteed Notes
Series 2010-S1, Class 1A
0.806%, 02/25/2048 ■	1,704	1,708
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
2.829%, 03/25/2035	1,475	1,256
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
0.536%, 04/25/2047	3,504	2,083
JPMorgan Mortgage Trust
Series 2006-A7, Class 3A4
5.926%, 01/25/2037	951	180
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Class A
2.825%, 08/25/2034	356	307
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
2.993%, 10/20/2035	5,279	4,150
Washington Mutual
Series 2007-HY2, Class 3A2
5.770%, 09/25/2036	1,670	279

		18,605

Fixed Rate - 3.0%
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037 ∞	1,690	599
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	672	674
Series 2004-J1, Class 1A1
6.000%, 02/25/2034	472	493
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,441	2,140
Credit Suisse First Boston Mortgage Securities
Series 2003-8, Class DB1
6.255%, 04/25/2033	4,029	3,671
GMAC Mortgage Corporation Loan Trust
Series 2006-J1, Class A1
5.750%, 04/25/2036	2,626	2,509
Series 2010-1, Class A
4.250%, 07/25/2040 ■	4,075	4,147
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.836%, 03/25/2043 ∞	725	516
JPMorgan Chase Commercial Mortgage Securities
Series 2007-CB18, Class A4
5.440%, 06/12/2047	6,280	6,583
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.384%, 07/25/2047	2,355	2,255
Master Alternative Loans Trust
Series 2004-1, Class 3A1
7.000%, 01/25/2034	1,001	1,022
Series 2005-2, Class 1A3
6.500%, 03/25/2035	2,083	1,877
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.000%, 07/25/2060 ■	4,170	4,096
OBP Depositor Trust
Series 2010-OBP, Class A
4.646%, 07/15/2045 ■	5,590	6,047
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032	1,539	1,596
Wells Fargo Mortgage Backed Securities Trust
Series 2007-2, Class 1A8
5.750%, 03/25/2037	2,118	1,938
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ∞	37	39

		40,202

Total Collateralized Mortgage Obligations-Private Mortgage-Backed Securities
(Cost $62,479)		58,807

	SHARES
Preferred Stock - 0.0%
Finance - 0.0%
Fannie Mae
Series S ●
(Cost $5,173)	218,000	95

Short-Term Investments - 5.1%
Money Market Fund - 4.7%
First American Prime Obligations Fund, Class Z
0.119% ⊕ Ω	62,491,219	62,491

	PAR
U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills □
0.130%, 12/16/2010	$2,000	1,999
0.142%, 02/10/2011	210	210
0.175%, 04/07/2011	2,130	2,128
0.180%, 05/05/2011	1,430	1,429

		5,766

Total Short-Term Investments
(Cost $68,256)		68,257

	SHARES

Investment Purchased with Proceeds from Securities Lending - 13.1%
Mount Vernon Securities Lending Prime Portfolio
0.305% Ω †
(Cost $173,541)	173,541,053	173,541

Total Investments ▲ - 116.0%
(Cost $1,467,019)		1,542,469

Other Assets and Liabilities, Net — (16.0)%		(213,215)

Total Net Assets - 100.0%		$1,329,254

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of September 30, 2010, the fair value of these investments was $156,867 or 11.8% of total net assets.

▼	This security or a portion of this security is out on loan at September 30, 2010. Total loaned securities had a fair value of $169,722 at September 30, 2010.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2010.

¬	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of September 30, 2010, the fair value of foreign securities was $120,756 or 9.1% of total net assets.

«	Security purchased on a when-issued basis. On September 30, 2010, the total cost of investments purchased on a when-issued basis was $47,033 or 3.5% of total net assets.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2010, the fair value of the fund’s investments considered to be illiquid was $2,297 or 0.2% of total net assets. Information concerning the illiquid securities is as follows:

Security	Par	Date Acquired	Cost Basis

Ameresco Residential Security Mortgage, Series 1997-3, Class A9	$30	10/02	$31
Banc of America Funding, Series 2007-4, Class 1A2	1,690	9/07	1,622
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D	3,165	10/07	2,992
GSMPS Mortgage Loan Trust, Series 2003-1, Class B1	725	5/09	192
Westam Mortgage Financial, Series 11, Class A	37	9/97	36

⊠	Z-Bonds — Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

•	Non-income producing security.

⊕	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the annualized effective yield as of September 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $1,467,019. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$90,177
Gross unrealized depreciation	(14,727)

Net unrealized appreciation	$75,450

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Sold	Value	Depreciation

U.S. Treasury 2 Year Note Futures	December 2010	(22)	$(4,829)	$(16)
U.S. Treasury 5 Year Note Futures	December 2010	(592)	(71,553)	(501)
U.S. Treasury 10 Year Note Futures	December 2010	(41)	(5,168)	(46)
U.S. Treasury Long Bond Futures	December 2010	(97)	(12,971)	(61)

				$(624)

Interest Rate Swap Agreements

		Pay/Receive				Unrealized
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Depreciation

JPMorgan Chase	3-Month LIBOR	Receive	1.255%	11/03/2011	$33,000	$(441)
JPMorgan Chase	3-Month LIBOR	Receive	3.858%	01/19/2020	8,000	(988)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	35,000	(331)
UBS	3-Month LIBOR	Receive	1.133%	03/25/2012	33,000	(328)
UBS	3-Month LIBOR	Receive	1.048%	06/25/2012	33,000	(386)
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	14,000	(1,036)

						$(3,510)

As of September 30, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Liability Derivatives
Interest Rate Contracts	$4,134

Balance as of September 30, 2010	$4,134

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc. and foreign securities for which an independent pricing service may be employed for purposes of fair market valuation).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Corporate Bonds	$—	$563,806	$11,661	$575,467
U.S. Government Agency Mortgage-Backed Securities	—	285,743	—	285,743
Asset-Backed Securities	—	229,013	—	229,013
Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities	—	80,983	—	80,983
U.S. Government & Agency Securities	—	70,563	—	70,563
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	54,711	4,096	58,807
Preferred Stock	95	—	—	95
Short-Term Investments	62,491	5,766	—	68,257
Investments Purchased with Proceeds from Securities Lending	173,541	—	—	173,541

Total Investments	$236,127	$1,290,585	$15,757	$1,542,469

As of September 30, 2010, the fund’s investments in other financial instruments* were classified as follows:	$(624)	$(3,510)	$—	$(4,134)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2010	$28,475
Accrued discounts/premiums	27
Realized gain (loss)	314
Net change in unrealized appreciation or depreciation	369
Net purchases (sales)	3,319
Transfers in and/or (out) of Level 3	(16,747)

Balance as of September 30, 2010	$15,757

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of September 30, 2010	$593

During the period ended September 30, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

Schedule of Investments September 30, 2010 (unaudited), all dollars rounded to thousands (000)

High Income Bond Fund

DESCRIPTION	PAR	FAIR VALUE >
High Yield Corporate Bonds - 84.4%
Banking - 0.9%
ABN AMRO
6.523%, 12/29/2049 ▪Δ	$2,000	$1,800
Ally Financial
7.500%, 09/15/2020 ▪	1,250	1,331
Standard Bank
8.750%, 02/09/2016 Δ ¬	1,000	970

		4,101

Basic Industry - 13.6%
AbitibiBowater
9.000%, 08/01/2011 ª	4,000	1,090
Aleris International
10.000%, 12/15/2016 ª	1,000	—
Appleton Papers
11.250%, 12/15/2015 ▪	1,575	1,166
Berry Plastics
10.250%, 03/01/2016 ▼	1,350	1,256
Boise Paper Holding
9.000%, 11/01/2017 ▼	1,100	1,180
Cascades
7.750%, 12/15/2017 ¬	2,500	2,606
Cellu Tissue Holdings
11.500%, 06/01/2014	1,000	1,175
CF Industries
6.875%, 05/01/2018	2,500	2,691
Chemtura
7.875%, 09/01/2018 ▪▼	1,250	1,306
Cleaver-Brooks
12.250%, 05/01/2016 ▪	1,000	1,031
Crown Cork & Seal
7.375%, 12/15/2026	895	875
Drummond
9.000%, 10/15/2014 ▪	1,750	1,848
Edgen Murray
12.250%, 01/15/2015	750	542
Exopack Holding
11.250%, 02/01/2014	1,000	1,023
Georgia Gulf
9.000%, 01/15/2017 ▪	1,300	1,362
Grupo Papelero Scribe
8.875%, 04/07/2020 ▪▼ ¬	1,000	970
Hexion US Finance
9.750%, 11/15/2014 ▼	1,000	1,040
Huntsman International
7.875%, 11/15/2014	2,000	2,075
8.625%, 03/15/2021 ▪	1,000	1,035
Intertape Polymer Group
8.500%, 08/01/2014	2,615	2,229
Lyondell Chemical
11.000%, 05/01/2018	1,800	1,991
Massey Energy
6.875%, 12/15/2013	2,000	2,050
Metinvest
10.250%, 05/20/2015 ▪ ¬	1,250	1,320
Millar Western Forest
7.750%, 11/15/2013 ¬	1,700	1,517
Momentive Performance
9.750%, 12/01/2014 ▼	1,350	1,384
Olin
8.875%, 08/15/2019	2,100	2,273
Patriot Coal
8.250%, 04/30/2018	2,000	2,000
Ply Gem Industries
11.750%, 06/15/2013	1,000	1,070
Reynolds Group
8.500%, 05/15/2018 ▪▼	3,550	3,470
Rhodia
6.875%, 09/15/2020 ▪▼ ¬	1,500	1,530
Severstal Columbus
10.250%, 02/15/2018 ▪	1,750	1,838

DESCRIPTION	PAR	FAIR VALUE >
Solo Cup
8.500%, 02/15/2014	1,250	1,075
Solutia
7.875%, 03/15/2020 ▼	2,250	2,405
Steel Dynamics
7.625%, 03/15/2020 ▪▼	1,575	1,634
Stora Enso
7.250%, 04/15/2036 ▪ ¬	1,700	1,498
Tembec Industries
11.250%, 12/15/2018 ▪▼ ¬	1,500	1,404
Vedanta Resources
9.500%, 07/18/2018 ▪▼ ¬	1,750	1,890
Verso Paper Holdings
Series B
11.375%, 08/01/2016 ▼	1,000	899
WPE International Cooperatief
10.375%, 09/30/2020 ▪ ¬	2,000	1,930

		59,678

Brokerage - 0.4%
E*Trade Financial
12.500%, 11/30/2017	1,593	1,816

Capital Goods - 4.5%
BE Aerospace
6.875%, 10/01/2020	1,750	1,785
Bombardier
7.500%, 03/15/2018 ▪ ¬	2,100	2,257
Case New Holland
7.875%, 12/01/2017 ▪	1,250	1,358
EnergySolutions
10.750%, 08/15/2018 ▪	750	808
Hawker Beechcraft Acquisition
9.750%, 04/01/2017	700	415
Kratos Defense & Security Solutions
10.000%, 06/01/2017	1,500	1,590
Liberty Tire Recycling
11.000%, 10/01/2016 ▪	1,000	1,020
Manitowoc
9.500%, 02/15/2018 ▼	1,750	1,829
Spirit Aerosystems
7.500%, 10/01/2017	1,300	1,342
Titan International
7.875%, 10/01/2017 ▪	1,750	1,771
TransDigm
7.750%, 07/15/2014	1,000	1,011
Triumph Group
8.625%, 07/15/2018	1,000	1,075
United Rentals North America
10.875%, 06/15/2016 ▼	1,600	1,806
Wyle Services
10.500%, 04/01/2018 ▪	1,500	1,485

		19,552

Communications - 9.8%
Aspect Software
10.625%, 05/15/2017 ▪	1,250	1,298
Belo
7.250%, 09/15/2027	1,950	1,662
Citizens Communications
9.000%, 08/15/2031	1,800	1,919
Clear Channel Communications
10.750%, 08/01/2016 ▼	800	624
6.875%, 06/15/2018 ▼	1,910	938
Clearwire Communications
12.000%, 12/01/2015 ▪▼	2,000	2,155
CSC Holdings
8.625%, 02/15/2019 ▼	1,000	1,125
Digicel Group
10.500%, 04/15/2018 ▪¬	2,500	2,744
Fairpoint Communications
Series I
13.125%, 04/02/2018 ª ▼	1,043	77
Gannett
9.375%, 11/15/2017 ▪	2,000	2,185
Intelsat Bermuda
11.250%, 02/04/2017 ▼ ¬	3,000	3,214

DESCRIPTION	PAR	FAIR VALUE >
Intelsat Jackson Holdings
8.500%, 11/01/2019 ▪▼ ¬	1,500	1,627
Level 3 Financing
4.344%, 02/15/2015 Δ	1,350	1,093
McClatchy
11.500%, 02/15/2017	1,100	1,170
Media General
11.750%, 02/15/2017 ▼	1,850	2,003
MetroPCS Wireless
7.875%, 09/01/2018 ▼	1,550	1,597
Qwest Communications International
8.000%, 10/01/2015	1,000	1,082
Sinclair Television Group
8.375%, 10/15/2018 ▪	1,800	1,814
Sirius XM Radio
8.750%, 04/01/2015 ▪▼	2,300	2,444
Sprint Nextel
8.375%, 08/15/2017 ▼	925	1,004
Trilogy International Partners
10.250%, 08/15/2016 ▪▼	1,500	1,395
Unitymedia Hessen
8.125%, 12/01/2017 ▪¬	2,500	2,600
UPC Holding
9.875%, 04/15/2018 ▪▼ ¬	2,300	2,450
Wind Acquisition
11.750%, 07/15/2017 ▪¬	2,600	2,914
Windstream
8.125%, 09/01/2018 ▪▼	1,750	1,811
Young Broadcasting
10.000%, 03/01/2011 ª ⊠	500	—

		42,945

Consumer Cyclical - 14.6%
Allison Transmission
11.000%, 11/01/2015 ▪▼	1,425	1,546
Arvinmeritor
10.625%, 03/15/2018 ▼	1,250	1,384
Beazer Homes USA
9.125%, 06/15/2018 ▼	1,750	1,638
Bon-Ton Department Stores
10.250%, 03/15/2014 ▼	1,750	1,724
Burlington Coat Factory
14.500%, 10/15/2014	250	267
Chukchansi Economic
8.000%, 11/15/2013 ▪	1,000	585
CKE Restaurants
11.375%, 07/15/2018 ▪▼	2,500	2,562
Corporativo Javer
13.000%, 08/04/2014 ▪¬	1,150	1,311
Fontainebleau Las Vegas
11.000%, 06/15/2015 ▪ ª	1,000	—
Ford Motor
7.450%, 07/16/2031 ▼	1,500	1,564
Ford Motor Credit
8.000%, 12/15/2016	3,000	3,391
Giti Tire
12.250%, 01/26/2012 ¬	1,200	1,208
Hanesbrands
8.000%, 12/15/2016 ▼	1,000	1,056
Harrahs
12.750%, 04/15/2018 ▪▼	1,500	1,399
Hilton Hotels
4.876%, 11/15/2013 ▪Δ	3,000	2,580
Inergy LP
7.000%, 10/01/2018 ▪	1,400	1,435
inVentiv Health
10.000%, 08/15/2018 ▪	750	745
Lear
7.875%, 03/15/2018	2,500	2,650
Macys Retail Holdings
5.900%, 12/01/2016	1,800	1,917
7.000%, 02/15/2028	1,000	1,040
Marina District Finance
9.875%, 08/15/2018 ▪▼	2,200	2,123
MGM Mirage
6.750%, 09/01/2012 ▼	2,500	2,363
7.625%, 01/15/2017 ▼	1,000	842

DESCRIPTION	PAR	FAIR VALUE >
Mohegan Tribal Gaming
6.125%, 02/15/2013	750	593
Navistar International
8.250%, 11/01/2021	2,000	2,135
Oxford Industries
11.375%, 07/15/2015	1,000	1,125
Pinnacle Entertainment
8.625%, 08/01/2017	1,750	1,857
ProQuest
9.000%, 10/15/2018 ▪	1,000	1,015
Quintiles Transnational
9.500%, 12/30/2014 ▪	1,500	1,541
QVC
7.500%, 10/01/2019 ▪	1,750	1,829
Realogy
11.000%, 04/15/2014 ▼	2,875	2,444
Regal Entertainment Group
9.125%, 08/15/2018	1,500	1,573
Rite Aid
9.750%, 06/12/2016	2,000	2,138
8.000%, 08/15/2020 ▪	1,000	1,015
Snoqualmie Entertainment
9.125%, 02/01/2015 ▪	1,500	1,320
Sonic Automotive
9.000%, 03/15/2018	1,500	1,556
Standard Pacific
8.375%, 05/15/2018	1,500	1,500
Tower Automotive Holdings
10.625%, 09/01/2017 ▪▼	1,750	1,768
Trimas
9.750%, 12/15/2017 ▪▼	1,000	1,075
TRW Automotive
8.875%, 12/01/2017 ▪▼	2,000	2,190
Wynn Las Vegas
7.750%, 08/15/2020 ▪▼	2,000	2,110

		64,114

Consumer Non Cyclical - 7.2%
Alere
9.000%, 05/15/2016	1,000	1,030
Cardinal Health
9.500%, 04/15/2015	829	837
Central Garden & Pet Company
8.250%, 03/01/2018	1,250	1,277
Dole Foods
13.875%, 03/15/2014	790	964
Dyncorp International
10.375%, 07/01/2017 ▪	1,250	1,244
Fage Dairy
9.875%, 02/01/2020 ▪	1,350	1,249
HealthSouth
8.125%, 02/15/2020 ▼	1,500	1,560
7.750%, 09/15/2022	1,000	1,008
Ingles Markets
8.875%, 05/15/2017	2,250	2,424
JBS Finance II
8.250%, 01/29/2018 ▪ ¬	1,250	1,289
Land O Lakes Capital Trust I
7.450%, 03/15/2028 ▪	2,000	1,795
Marfrig Overseas
9.500%, 05/04/2020 ▪ ¬	1,500	1,592
MHP
10.250%, 04/29/2015 ▪ ¬	1,250	1,312
Mylan
7.875%, 07/15/2020 ▪▼	1,500	1,607
National Mentor Holdings
11.250%, 07/01/2014	1,000	1,017
Omnicare
7.750%, 06/01/2020	1,800	1,840
Radiation Therapy Services
9.875%, 04/15/2017 ▪	750	741
Revlon Consumer Products
9.750%, 11/15/2015	1,350	1,417
Rotech Healthcare
10.750%, 10/15/2015 ▪	1,750	1,737
Spectrum Brands
9.500%, 06/15/2018 ▪▼	1,000	1,072
Symbion
11.000%, 08/23/2015	—	—
Tenet Healthcare
10.000%, 05/01/2018	1,500	1,714
8.000%, 08/01/2020 ▪▼	1,750	1,745
UHS Escrow
7.000%, 10/01/2018 ▪	1,100	1,136

		31,607

DESCRIPTION	PAR	FAIR VALUE >
Electric - 4.5%
AES
8.000%, 10/15/2017	2,100	2,268
Calpine
7.875%, 07/31/2020 ▪	2,025	2,081
CMS Energy
1.476%, 01/15/2013 ▼ Δ	2,500	2,375
Dynegy Holdings
7.750%, 06/01/2019 ▼	2,250	1,541
Edison Mission Energy
7.750%, 06/15/2016	1,250	978
7.200%, 05/15/2019	1,000	708
Energy Future Holdings
10.875%, 11/01/2017	295	177
9.750%, 10/15/2019	2,000	1,946
10.000%, 12/01/2020 ▼	769	763
Mirant Americas Generation
8.500%, 10/01/2021	1,800	1,732
NRG Energy
8.250%, 09/01/2020 ▪	2,000	2,062
PPL Capital Funding
Series A
6.700%, 03/30/2067 Δ	2,300	2,185
RRI Energy
7.875%, 06/15/2017	1,000	933

		19,749

Energy - 10.3%
Aquilex Holdings
11.125%, 12/15/2016	1,600	1,584
Atlas Energy
12.125%, 08/01/2017	2,050	2,370
ATP Oil & Gas
11.875%, 05/01/2015 ▪	1,350	1,164
Bluewater Holding
3.525%, 07/17/2014 ▪Δ ¬	1,500	1,046
Chesapeake Energy
9.500%, 02/15/2015	1,350	1,563
Cloud Peak Energy Resources
8.250%, 12/15/2017	1,775	1,875
Concho Resources
8.625%, 10/01/2017	1,550	1,643
DDI Holding
5.143%, 03/15/2012 ▪Δ ¬	2,144	2,079
Floatel Superior
13.000%, 09/02/2015 ¬	1,500	1,575
Headwaters
11.375%, 11/01/2014	1,750	1,864
Holly
9.875%, 06/15/2017	1,250	1,323
Holly Energy Partners
6.250%, 03/01/2015 ▼	1,950	1,921
Linn Energy
8.625%, 04/15/2020 ▪	2,125	2,253
Opti Canada
9.000%, 12/15/2012 ▪¬	500	506
9.750%, 08/15/2013 ▪▼ ¬	1,300	1,320
Petrohawk Energy
7.250%, 08/15/2018 ▪	1,000	1,020
Petroplus Finance
9.375%, 09/15/2019 ▪¬	1,500	1,365
Pioneer Drilling
9.875%, 03/15/2018 ▪	1,350	1,380
RAAM Global Energy
12.500%, 10/01/2015 ▪	1,750	1,785
Range Resources
8.000%, 05/15/2019	2,500	2,731

DESCRIPTION	PAR	FAIR VALUE >
RDS Ultra-Deepwater
11.875%, 03/15/2017 ▪ ¬	1,000	1,045
Sabine Pass LNG
7.500%, 11/30/2016	1,245	1,136
Sandridge Energy
8.625%, 04/01/2015	2,825	2,825
Seadrill
6.500%, 10/05/2015 ¬	3,000	3,000
Sevan Marine
12.000%, 08/10/2015 ▪ ¬	2,000	2,090
Stallion Oilfield Holdings
10.500%, 02/15/2015 ▪▼	1,000	1,023
Stone Energy
6.750%, 12/15/2014	1,900	1,748

		45,234

Finance - 6.2%
AGFC Capital Trust I
6.000%, 01/15/2067 ▪Δ	2,000	1,010
American General Finance
Series MTN
5.850%, 06/01/2013	1,300	1,199
Americredit
8.500%, 07/01/2015	1,000	1,051
CIT Group
7.000%, 05/01/2016	3,000	2,955
Credit Acceptance
9.125%, 02/01/2017 ▪	2,600	2,730
Glen Meadow
6.505%, 02/12/2067 ▪Δ	2,000	1,585
GMAC
8.300%, 02/12/2015 ▪	3,090	3,368
Icahn Enterprises
7.750%, 01/15/2016	1,500	1,507
International Lease Finance
8.625%, 09/15/2015 ▪	1,800	1,926
National Money Mart
10.375%, 12/15/2016 ▼ ¬	1,350	1,438
Offshore Group Investment
11.500%, 08/01/2015 ▪ ¬	1,500	1,575
PHH
9.250%, 03/01/2016 ▪▼	1,800	1,872
Pinnacle Foods Finance
8.250%, 09/01/2017 ▪▼	2,550	2,582
Rare Restaurant Group
9.250%, 05/15/2014 ▪	2,000	1,720
Squaretwo Financial
11.625%, 04/01/2017 ▪	1,000	890

		27,408

Industrial Other - 0.8%
Goodman Global Group
10.940%, 12/15/2014 ʘ	2,500	1,600
RBS Global & Rexnord
8.500%, 05/01/2018 ▼	1,700	1,728

		3,328

Insurance - 2.3%
American International Group
6.250%, 03/15/2087 Δ	5,300	4,545
Genworth Financial
6.150%, 11/15/2066 Δ	2,700	2,049
Liberty Mutual Group
10.750%, 06/15/2088 ▪	1,075	1,269
XL Capital
Series E
6.500%, 12/29/2049 Δ ¬	2,500	2,062

		9,925

Natural Gas - 0.6%
Crosstex Energy
8.875%, 02/15/2018 ▼	1,300	1,362
Southern Union
7.200%, 11/01/2066 Δ	1,600	1,444

		2,806

DESCRIPTION	PAR	FAIR VALUE >
Real Estate - 1.3%
Country Garden Holding
11.750%, 09/10/2014 ▪ ▼ ¬	1,500	1,639
Evergrande Real Estate Group
13.000%, 01/27/2015 ▪ ¬	1,400	1,446
Sigma Capital
9.000%, 04/30/2015 ¬	1,029	1,072
Yanlord Land Group
9.500%, 05/04/2017 ▪¬	1,500	1,564

		5,721

Sovereign - 0.2%
Republic of Argentina
8.750%, 06/02/2017 ¬	1,000	968

Technology - 2.7%
Coleman Cable
9.000%, 02/15/2018	1,000	1,023
First Data
9.875%, 09/24/2015 ▼	2,850	2,330
Freescale Semiconductor
10.125%, 12/15/2016 ▼	2,000	1,820
10.750%, 08/01/2020 ▪	2,000	2,005
NXP Funding
9.500%, 10/15/2015 ▼ ¬	1,000	1,025
9.750%, 08/01/2018 ▪▼ ¬	2,500	2,662
Seagate
6.875%, 05/01/2020 ▪¬	850	831

		11,696

Transportation - 4.5%
Air Canada
12.000%, 02/01/2016 ▪¬	2,000	1,920
Avis Budget Car Rental
7.625%, 05/15/2014 ▼	1,350	1,370
BLT Finance
7.500%, 05/15/2014 ▪¬	700	539
CHC Helicopter
9.250%, 10/15/2020 ▪¬	1,850	1,869
Continental Airlines
Series 2007-1, Class C
7.339%, 04/19/2014 ▼	2,080	2,067
Delta Airlines
12.250%, 03/15/2015 ▪	2,350	2,597
Greenbrier
8.375%, 05/15/2015	1,325	1,285
Hertz
8.875%, 01/01/2014	2,000	2,052
Marquette Transportation
10.875%, 01/15/2017 ▪	1,000	1,020
Martin Midstream Partners
8.875%, 04/01/2018 ▪▼	2,500	2,513
Navios Maritime Holdings
9.500%, 12/15/2014 ¬	1,750	1,785
Western Express
12.500%, 04/15/2015 ▪	750	721

		19,738

Total High Yield Corporate Bonds
(Cost $360,853)		370,386

	SHARES
Preferred Stocks - 3.8%
Banking - 0.3%
Bank of America
Series MER	42,500	1,116

Energy - 0.3%
Constellation Energy Group	25,000	676
Series A
Chesapeake Energy	10,000	830

		1,506

Finance - 2.6%
Bank of America
Series 5 ▼	137,000	2,462
Citigroup Capital XII	85,000	2,245
Citigroup Capital XIII •	20,000	500
Freddie Mac •	46,322	16
Goldman Sachs Group
Series A	61,400	1,305
JPM Chase Capital XXVI	43,000	1,162
Morgan Stanley	65,000	1,302
National Bank Greece
Series A ¬	24,000	481
Regions Financing Trust III	32,300	823
Royal Bank Scotland Group ¬	50,000	961
Royal Bank Scotland Group
Series N ¬	15,000	233

		11,490

DESCRIPTION	SHARES	FAIR VALUE >
Insurance - 0.3%
Aspen Insurance Holdings
Series A ¬	50,000	1,213

Real Estate - 0.3%
American Home Mortgage Investments — REIT
Series B ª • ¥	10,000	—
Ashford Hospitality Trust — REIT
Series D	46,900	1,063

		1,063

Transportation - 0.0%
Delta Air Contingent Value •	8,000,000	141

Total Preferred Stocks
(Cost $16,496)		16,529

	PAR
Investment Grade Corporate Bonds - 2.9%
Basic Industry - 1.1%
Incitec Pivot Finance
6.000%, 12/10/2019 ▪	$1,800	1,908
Southern Copper
5.375%, 04/16/2020	1,500	1,588
Vale Overseas Limited
8.250%, 01/17/2034 ¬	1,200	1,528

		5,024

Consumer Non Cyclical - 0.2%
CVS Caremark
6.302%, 06/01/2062 Δ	750	694

Energy - 0.2%
Valero Energy
6.625%, 06/15/2037	1,000	1,004

Insurance - 0.5%
Lincoln National
6.050%, 04/20/2067 Δ	2,585	2,255

Real Estate - 0.5%
Prologis — REIT
6.250%, 03/15/2017	2,000	1,964

Sovereign - 0.4%
Republic of Poland
6.375%, 07/15/2019 ¬	1,300	1,532

Total Investment Grade Corporate Bonds
(Cost $12,132)		12,473

	PAR
Convertible Securities - 1.2%
Basic Industry - 0.2%
Peabody Energy
4.750%, 12/15/2066 ▼	$750	836

	SHARES
Consumer Discretionary - 0.1%
Ford Motor Capital Trust II	9,500	455

Consumer Non Cyclical - 0.2%
Archer Daniels Midland ▼	24,000	992

	PAR
Energy - 0.2%
Carrizo Oil & Gas
4.375%, 06/01/2028	$1,000	924

Industrial Other - 0.2%
Evergreen Solar
13.000%, 04/15/2015 ▪	1,000	687

Technology - 0.3%
Hutchinson Technology
3.250%, 01/15/2026	2,000	1,460

Total Convertible Securities
(Cost $5,504)		5,354

DESCRIPTION	SHARES	FAIR VALUE >
Exchange-Traded Funds - 1.1%
iShares iBoxx $ High Yield Corporate Bond Fund ▼	20,000	1,794
PowerShares Emerging Markets Sovereign Debt Portfolio	7,500	209
SPDR DB International Government Inflation-Protected Bond	23,000	1,351
SPDR S&P Dividend ▼	33,000	1,656

Total Exchange-Traded Funds
(Cost $4,799)		5,010

Closed-End Funds - 1.0%
BlackRock Global Opportunities Equity Trust ▼	33,000	608
First Trust/Aberdeen Global Opportunity Income Fund ▼	104,000	1,889
Gabelli Global Gold, Natural Resources & Income Trust	17,000	297
Highland Credit Strategies Fund ▼	20,000	146
ING Clarion Global Real Estate Income Fund	77,600	586
Nuveen Multi-Strategy Income and Growth Fund	100,000	838

Total Closed-End Funds
(Cost $4,023)		4,364

Common Stocks - 0.7%
Banking - 0.1%
Bank of America	15,110	198

Basic Industry - 0.1%
Georgia Gulf • ∞	13,588	222
Nortek •	9,000	351

		573

Communications - 0.1%
Telefonica ▼ ¬	7,000	519

Consumer Cyclical - 0.0%
Greektown • ∞ ⊠	30,000	—
Greektown Superholdings ▼ • ⊠	23	—

		—

Consumer Discretionary - 0.1%
Target	11,600	620

Energy - 0.2%
Pace Oil and Gas • ¬	4,278	32
Pengrowth Energy Trust ¬	44,000	487
Provident Energy Trust ¬	35,000	247

		766

Finance - 0.1%
Citigroup •	51,153	200

Real Estate - 0.0%
Macerich — REIT	3,550	152

Technology - 0.0%
Magnachip Semiconductor Escrow •	22,874	22

Total Common Stocks
(Cost $3,594)		3,050

Rights - 0.1%
AbitibiBowater
(Cost $335)	335,000	335

	PAR
Asset-Backed Security - 0.0%
Manufactured Housing - 0.0%
Green Tree Financial, Series 1998-1, Class A4
6.040%, 11/01/2029 ∞
(Cost $5)	$5	5

	SHARES
Short-Term Investments - 3.6%
Money Market Fund - 3.5%
First American Prime Obligations Fund, Class Z	15,577,545	15,578

0.119% Å Ω

DESCRIPTION	PAR	FAIR VALUE >
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills □
0.130%, 12/16/2010	$60	60
0.142%, 02/10/2011	190	190

		250

Total Short-Term Investments
(Cost $15,828)		15,828

Investment Purchased with Proceeds from Securities Lending - 22.2%
Mount Vernon Securities Lending Prime Portfolio
0.305% Ω †
(Cost $97,595)	97,595,187	97,595

Total Investments ▲ - 121.0%
(Cost $521,164)		530,929

Other Assets and Liabilities, Net — (21.0)%		(92,279)

Total Net Assets - 100.0%		$438,650

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held internally fair valued securities disclosed in footnote ⊠.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of September 30, 2010, the fair value of these investments was $173,834 or 39.6% of total net assets.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2010.

ª	Security in default at September 30, 2010.

▼	This security or a portion of this security is out on loan at September 30, 2010. Total loaned securities had a fair value of $95,394 at September 30, 2010.

¬	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of September 30, 2010, the fair value of foreign securities was $83,807 or 19.1% of total net assets.

⊠	Security is internally fair valued. As of September 30, 2010, the fair value of these investments was $0 or 0.0% of total net assets.

ʘ	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2010.

•	Non-income producing security.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2010, the fair value of the fund’s investments considered to be illiquid was $227 or 0.1%. Information concerning the illiquid securities is as follows:

		Dates
Security	Shares/Par	Acquired	Cost Basis
American Home Mortgage Investments — REIT	10,000	7/07	$190
Georgia Gulf	13,588	10/09	182
Greektown	30,000	7/10	—
Green Tree Financial, Series 1998-1, Class A4	$5	5/99	5

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of September 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $521,164. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$19,707
Gross unrealized depreciation	(9,942)

Net unrealized appreciation	$9,765

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract
Description	Month	Purchased	Value	Unrealized Appreciation
U.S. Treasury 5 Year Note Futures	December 2010	96	$11,603	$83
U.S. Treasury 10 Year Note Futures	December 2010	52	6,554	59

				$142

As of September 30, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Asset Derivatives	Fair Value
Interest Rate Contracts	$142

Balance as of September 30, 2010	$142

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc. and foreign securities for which an independent pricing service may be employed for purposes of fair market valuation).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
High Yield Corporate Bonds	$—	$364,164	$6,222	$370,386
Investment Grade Corporate Bonds	—	12,473	—	12,473
Preferred Stocks	15,224	—	1,305	16,529
Convertible Securities	1,447	3,907	—	5,354
Exchange-Traded Funds	5,010	—	—	5,010
Closed-End Funds	4,364	—	—	4,364
Common Stocks	3,028	—	22	3,050
Asset-Backed Security	—	5	—	5
Short-Term Investments	15,578	250	—	15,828
Rights	—	335	—	335
Investment Purchased with Proceeds from Securities Lending	97,595	—	—	97,595

Total Investments	$142,246	$381,134	$7,549	$530,929

As of September 30, 2010, the fund’s investments in other financial instruments* were classified as follows:	$142	$—	$—	$142

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2010	$8,439
Accrued discounts/premiums	30
Realized gain (loss)	(1,181)
Net change in unrealized appreciation or depreciation	1,811
Net purchases (sales)	(3,516)
Transfers in and/or (out) of Level 3	1,966

Balance as of September 30, 2010	$7,549

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of September 30, 2010	$308

During the period ended September 30, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

Schedule of Investments September 30, 2010 (unaudited), all dollars are rounded to thousands (000)
Intermediate Government Bond Fund

DESCRIPTION	PAR	FAIR VALUE >

U.S. Government & Agency Securities - 54.8%
U.S. Agency Debentures - 35.0%
Federal Farm Credit Bank
5.750%, 01/18/2011	$1,800	$1,830
4.875%, 02/18/2011	1,000	1,018
3.875%, 08/25/2011	3,600	3,715
2.250%, 04/24/2012	905	929
2.125%, 06/18/2012	1,130	1,161
4.500%, 10/17/2012	1,565	1,688
1.875%, 12/07/2012	2,035	2,088
1.750%, 02/21/2013	1,885	1,926
1.375%, 06/25/2013	1,705	1,735
3.875%, 10/07/2013	1,350	1,472
2.625%, 04/17/2014	1,400	1,476
3.000%, 09/22/2014	700	750
4.875%, 01/17/2017	1,025	1,191
Federal Home Loan Bank
4.250%, 06/10/2011	1,500	1,539
1.625%, 09/26/2012	515	526
1.500%, 01/16/2013	2,000	2,039
1.625%, 03/20/2013	850	869
3.125%, 12/13/2013	1,865	1,991
Federal Home Loan Mortgage Corporation
1.400%, 07/26/2013	1,725	1,729
2.000%,04/07/2014	1,715	1,729
2.500%, 04/23/2014	2,825	2,970
1.750%, 09/10/2015	2,925	2,954
0.750%, 07/05/2016 *	2,000	2,004
Federal National Mortgage Association
5.250%, 08/01/2012	785	847
1.800%, 12/28/2012	1,715	1,720
1.750%, 05/07/2013 ▼	1,150	1,180
1.000%, 09/23/2013	1,715	1,722
2.375%, 07/28/2015 ▼	1,650	1,714
4.375%, 10/15/2015	1,600	1,815
1.625%, 10/26/2015	845	845
5.375%, 07/15/2016 ▼	1,460	1,737
Tennessee Valley Authority
5.625%, 01/18/2011	2,000	2,032
6.790%, 05/23/2012	3,175	3,498
6.000%, 03/15/2013	2,725	3,073

		59,512

U.S. Treasuries - 19.8%
U.S. Treasury Bonds
8.750%, 05/15/2017	1,135	1,630
9.000%, 11/15/2018	635	963
8.875%, 02/15/2019	340	514
8.125%, 08/15/2019	1,105	1,616
8.500%, 02/15/2020	1,250	1,887
8.750%, 08/15/2020	2,850	4,404
8.000%, 11/15/2021	605	912
U.S. Treasury Notes
3.500%, 01/15/2011 ◄	1,566	1,580
1.750%, 01/31/2014	140	144
2.375%, 08/31/2014	3,230	3,408
4.250%, 11/15/2014	1,510	1,712
2.250%, 01/31/2015	4,365	4,580
1.875%, 07/15/2015 ◄	1,580	1,718
2.625%, 04/30/2016	3,725	3,951
7.500%, 11/15/2016	2,265	3,033
2.750%, 05/31/2017	795	841
1.250%, 07/15/2020 ◄	835	876

		33,769

Total U.S. Government & Agency Securities
(Cost $89,233)		93,281

DESCRIPTION	PAR	FAIR VALUE >

U.S. Government Agency Mortgage-Backed Securities - 20.9%
Adjustable Rate Δ - 5.7%
Federal Home Loan Mortgage Corporation Pool
2.718%, 09/01/2033, #780836	981	1,025
3.802%, 03/01/2036, #848193 ▼	748	774
5.522%, 05/01/2037, #1H1396	1,209	1,278
Federal National Mortgage Association Pool
2.618%, 04/01/2034, #AD0486	1,753	1,834
2.774%, 03/01/2035, #819652	619	649
2.199%, 12/01/2035, #848390	327	333
2.883%, 07/01/2036, #886034 ▼	571	598
2.730%, 09/01/2036, #995949	422	444
5.413%, 03/01/2037, #914224	1,171	1,248
5.540%, 04/01/2037, #913187	1,080	1,148
2.586%, 03/01/2038, #AD0706 ▼	371	388

		9,719

Fixed Rate - 15.2%
Federal Home Loan Mortgage Corporation Pool
7.000%, 07/01/2011, #E20252	2	2
7.500%, 09/01/2012, #G10735	21	22
6.000%, 10/01/2013, #E72802	57	61
5.500%, 01/01/2014, #E00617	235	252
7.000%, 09/01/2014, #E00746	40	43
6.500%, 01/01/2028, #G00876	198	218
7.500%, 01/01/2030, #C35768	32	37
6.500%, 03/01/2031, #G01244	340	377
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	1	2
7.000%, 11/01/2011, #349630	1	1
7.000%, 11/01/2011, #351122	1	1
6.000%, 04/01/2013, #425550	34	37
6.500%, 08/01/2013, #251901	28	30
6.000%, 11/01/2013, #556195	55	60
7.000%, 10/01/2014, #252799	29	31
3.120%, 01/01/2015, #464158	1,890	1,989
3.131%, 01/01/2015, #464373	1,900	1,982
5.500%, 04/01/2016, #580516	251	272
6.500%, 07/01/2017, #254373	378	410
7.000%, 07/01/2017, #254414	402	439
5.500%, 12/01/2017, #673010	265	288
5.500%, 04/01/2018, #695765	376	407
4.500%, 05/01/2018, #254720	1,323	1,406
5.500%, 09/01/2019, #725793	1,620	1,757
6.000%, 01/01/2022, #254179	320	347
6.500%, 06/01/2022, #254344	316	347
7.000%, 09/01/2031, #596680	338	375
6.500%, 12/01/2031, #254169	443	483
6.000%, 04/01/2032, #745101	1,506	1,604
6.500%, 06/01/2032, #596712	1,140	1,244
6.000%, 08/01/2032, #656269	341	363
6.000%, 03/01/2034, #745324	1,350	1,487
6.500%, 08/01/2036, #887017	1,484	1,625
7.000%, 06/01/2037, #928519	1,067	1,189
5.500%, 06/01/2039, #995959 ▼	2,838	3,019
6.000%, 10/15/2039, #53899 *	540	580
4.000%, 11/15/2039, #2654 *	1,000	1,025
Government National Mortgage Association Pool
7.500%, 12/15/2022, #347332	52	59
7.000%, 09/15/2027, #455304	8	9
6.500%, 07/15/2028, #780825	352	396
6.500%, 08/20/2031, #003120	132	148
7.500%, 12/15/2031, #570134	146	168
6.000%, 09/15/2034, #633605	1,228	1,349

		25,941

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $34,063)		35,660

Asset-Backed Securities - 7.8%
Automotive - 0.8%
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.330%, 06/17/2013 ■	500	511
Bank of America Auto Trust
Series 2009-2A, Class A2
1.160%, 02/15/2012 ■	168	169
Ford Credit Auto Owner Trust
Series 2009-D, Class A2
1.210%,01/15/2012	230	230
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.070%,01/15/2015	500	505

		1,415

DESCRIPTION	PAR	FAIR VALUE >

Equipment Leases - 0.2%
CNH Equipment Trust
Series 2009-C, Class A2
0.950%,08/15/2012	240	240

Home Equity - 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
8.272%, 07/20/2031 ■∞	39	37

Manufactured Housing - 0.5%
Origen Manufactured Housing
Series 2005-B, Class M1
5.990%, 01/15/2037	750	780

Other - 5.7%
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A
5.149%, 10/12/2042 Δ	550	608
Commercial Mortgage Pass-Through Certificates
Series 2005-LP5, Class A4
4.982%, 05/10/2043 Δ	550	598
Greenwich Capital Commercial Funding
Series 2007-GG11, Class A4
5.736%,12/10/2049	1,470	1,539
Series 2007-GG9, Class A4
5.444%,03/10/2039	1,000	1,054
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.808%, 08/10/2045 Δ	1,667	1,742
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%,12/15/2043	1,150	1,253
Small Business Administration
Series 2005-P10A, Class 1
4.638%,02/10/2015	487	514
Series 2005-P10B, Class 1
4.940%,08/10/2015	356	379
Series 2010-10A, Class 1
4.108%, 03/10/2020	1,987	2,092

		9,779

Utilities - 0.6%
CenterPoint Energy Transition
Series 2008-A, Class A1
4.192%,02/01/2020	951	1,042

Total Asset-Backed Securities
(Cost $12,431)		13,293

Collateralized Mortgage Obligation — U.S. Government
Agency Mortgage-Backed Securities - 6.7%
Fixed Rate - 6.7%
Federal Home Loan Mortgage Corporation
Series 2629, Class BO
3.250%,03/15/2018	787	815
Series 2843, Class BH
4.000%,01/15/2018	712	729
Federal National Mortgage Association
Series 2002-W1, Class 2A
7.430%,02/25/2042	564	664
Series 2003-92, Class PD
4.500%,03/25/2017	1,304	1,354
Series 2009-M1, Class A1
3.400%,07/25/2019	944	1,000
Series 2010-M1, Class A1
3.305%,06/25/2019	1,544	1,627
Series 2010-M4, Class A1
2.520%,06/25/2020	1,528	1,571
FHLMC Multifamily Structured Pass-Through Securities
Series K008, Class A1
2.746%,12/25/2019	2,520	2,574
FHLMC Structured Pass-Through Securities
Series T-45, Class A4
4.520%,08/27/2012	1,071	1,073

Total Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities
(Cost $11,146)		11,407

DESCRIPTION	PAR	FAIR VALUE >

Corporate Bonds - 4.0%
Banking - 1.8%
Bank of America
Series MTN
2.100%,04/30/2012	1,000	1,025
Citibank
1.750%,12/28/2012	1,000	1,024
JPMorgan Chase
2.200%,06/15/2012	1,000	1,028

		3,077

Brokerage - 1.2%
Goldman Sachs
3.250%,06/15/2012	1,000	1,045
Morgan Stanley
2.250%, 03/13/2012 ▼	1,000	1,026

		2,071

Finance - 1.0%
GMAC
1.750%, 10/30/2012 ▼	1,070	1,095
Private Export Funding
3.050%,10/15/2014	550	588

		1,683

Total Corporate Bonds
(Cost $6,702)		6,831

Collateralized Mortgage Obligation — Private Mortgage-Backed Securities - 3.3%
Fixed Rate - 3.3%
FDIC Structured Sale Guaranteed Notes
Series 2010-S1, Class 2A
3.250%, 04/25/2038 ■	1,284	1,311
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.836%, 03/25/2043 ∞	853	607
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.739%, 05/25/2035 ∞	1,285	766
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030 ∞	384	344
Lehman Mortgage Trust
Series 2008-6, Class 1A1
6.384%, 07/25/2047	567	543
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%,03/25/2035	499	450
Residential Accredit Loans
Series 2003-QS12, Class M1
5.000%, 06/25/2018 ∞	614	485
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%,07/25/2032	803	833
Wells Fargo Mortgage Backed Securities Trust
Series 2007-9, Class 1A4
5.500%,07/25/2037	600	282

Total Collateralized Mortgage Obligations — Private Mortgage-Backed Securities
(Cost $6,658)		5,621

	SHARES
Short-Term Investments - 2.4%
Money Market Funds - 2.2%
First American Government Obligations Fund, Class Z
0.029% Å Ω	1,504,011	1,504
First American U.S. Treasury Money Market Fund, Class Z
0.000% Å Ω	2,297,382	2,297

		3,801

	PAR
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills ☐
0.129%,12/16/2010	$125	125
0.144%,02/03/2011	20	20
0.142%,02/10/2011	90	90

		235

Total Short-Term Investments
(Cost $4,036)		4,036

DESCRIPTION	SHARES	FAIR VALUE >
Investment Purchased with Proceeds from Securities Lending - 7.5%
Mount Vernon Securities Lending Prime Portfolio
0.305% Ω †
(Cost $12,784)	12,783,658	12,784

Total Investments ▲ - 107.4%
(Cost $177,053)		182,913

Other Assets and Liabilities, Net — (7.4)%		(12,544)

Total Net Assets - 100.0%		$170,369

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

*	Security purchased on a when-issued basis. On September 30, 2010, the total cost of investments purchased on a when-issued basis was $3,602 or 2.1% of total net assets.

▼	This security or a portion of this security is out on loan at September 30, 2010. Total loaned securities had a fair value of $12,469 at September 30, 2010.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2010.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of September 30, 2010, the fair value of these investments was $2,028 or 1.2% of total net assets.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2010, the fair value of these investments was $2,236 or 1.3%. Information concerning illiquid securities is as follows:

Security	Par	Date Acquired	Cost Basis

GRMT Mortgage Loan Trust, Series 2001-1A, Class M1	$39	9/02	$40
GSMPS Mortgage Loan Trust, Series 2003-1, Class B1	853	12/06	881
GSR Mortgage Loan Trust, Series 2005-4F, Class B1	1,285	5/06	1,219
Impac Secured Assets, Series 2000-3, Class M1	384	3/08	333
Residential Accredit Loans, Series 2003 - QSI2, Class M1	614	11/05	598

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is annualized effective yield as of September 30, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $177,053. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,042
Gross unrealized depreciation	(1,182)

Net unrealized appreciation	$5,860

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Purchased	Value	Appreciation

U.S. Treasury 2 Year Note Futures	December 2010	60	$13,169	$34
U.S. Treasury 5 Year Note Futures	December 2010	55	6,648	50
U.S. Treasury 10 Year Note Futures	December 2010	90	11,344	100
U.S. Treasury Long Bond Futures	December 2010	1	134	3

				$187

As of September 30, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Asset Derivatives	Fair Value
Interest Rate Contracts	$187

Balance as of September 30, 2010	$187

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc. and foreign securities for which an independent pricing service may be employed for purposes of fair market valuation).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of September 30, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

U.S. Government & Agency Securities	$—	$93,281	$—	$93,281
U.S. Government Agency Mortgage-Backed Securities	—	35,660	—	35,660
Asset-Backed Securities	—	13,293	—	13,293
Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities	—	11,407	—	11,407
Corporate Bonds	—	6,831	—	6,831
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	5,621	—	5,621
Short-Term Investments	3,801	235	—	4,036
Investment Purchased with Proceeds from Securities Lending	12,784	—	—	12,784

Total Investments	$16,585	$166,328	$—	$182,913

As of September 30, 2010, the fund’s investments in other financial instruments* were as follows:	$187	$—	$—	$187

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
During the period ended September 30, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments September 30, 2010 (unaudited), all dollars rounded to thousands (000)
Intermediate Term Bond Fund

DESCRIPTION	PAR	FAIR VALUE >

Corporate Bonds - 50.6%
Banking - 9.6%
Bank of America
5.650%, 05/01/2018	$3,120	$3,306
5.625%, 07/01/2020 ▼	4,080	4,311
Barclays Bank
5.125%, 01/08/2020 ▼ ¬	3,630	3,925
Citigroup
6.125%, 11/21/2017	4,590	5,014
5.375%, 08/09/2020 ▼	2,540	2,628
Comerica Bank
5.750%, 11/21/2016	3,245	3,642
Deutsche Bank
3.875%, 08/18/2014 ¬	3,205	3,427
Fifth Third Bancorp
6.250%, 05/01/2013	1,495	1,637
JPMorgan Chase
5.150%, 10/01/2015	3,290	3,607
4.400%, 07/22/2020	4,075	4,173
Series 1
7.900%, 04/29/2049 Δ	1,825	1,956
JPMorgan Chase Capital XXII
Series V
6.450%, 02/02/2037	1,750	1,752
Keycorp
Series MTN
3.750%, 08/13/2015	2,960	3,020
Lloyds TSB Bank
4.375%, 01/12/2015 ■ ¬	8,000	8,193
North Fork Bancorp
5.875%, 08/15/2012	3,130	3,309
PNC Funding
3.625%, 02/08/2015	3,300	3,483
Royal Bank of Scotland
6.400%, 10/21/2019 ¬	1,000	1,088
Sovereign Bank
8.750%, 05/30/2018	2,040	2,357
UBS
Series BKNT
4.875%, 08/04/2020 ¬	2,640	2,784
UBS Preferred Funding Trust V
Series 1
6.243%, 05/29/2049 Δ	1,170	1,123
Wachovia
5.750%, 06/15/2017	1,450	1,655
Wells Fargo
4.375%, 01/31/2013	1,840	1,964
Series K
7.980%, 03/29/2049 Δ	3,365	3,542
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 ▼ Δ	3,545	3,678

		75,574

Basic Industry - 2.8%
Arcelormittal
5.250%, 08/05/2020 ¬	3,260	3,285
Celulosa Arauco Constitucion
5.625%, 04/20/2015 ▼ ¬	2,000	2,190
Incitec Pivot Finance
6.000%, 12/10/2019 ■	2,255	2,391
Newmont Mining
5.125%, 10/01/2019 ▼	3,720	4,162
Rio Tinto Financial
5.875%, 07/15/2013 ¬	3,300	3,678
Southern Copper
5.375%, 04/16/2020	2,000	2,117
Teck Resources
3.850%, 08/15/2017 ▼ ¬	1,825	1,881
Vale Overseas
4.625%, 09/15/2020 ¬	1,940	2,004

		21,708

Brokerage - 3.2%
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	1,165	989
Goldman Sachs Group
6.150%, 04/01/2018	3,845	4,265
6.000%, 06/15/2020	3,750	4,125
Merrill Lynch
6.050%, 05/16/2016	4,625	4,923
Morgan Stanley
5.375%, 10/15/2015	4,760	5,107
7.300%, 05/13/2019	1,480	1,702
5.500%, 07/24/2020	3,750	3,863

		24,974

DESCRIPTION	PAR	FAIR VALUE >

Capital Goods - 1.1%
John Deere Capital
2.800%, 09/18/2017	2,295	2,314
L-3 Communications
4.750%, 07/15/2020	1,885	1,977
Tyco International
3.375%, 10/15/2015 ¬	4,405	4,649

		8,940

Communications - 6.5%
American Tower
5.050%, 09/01/2020	2,405	2,463
AT&T
2.500%, 08/15/2015	2,250	2,293
5.800%, 02/15/2019 ▼	3,350	3,993
British Sky Broadcasting
6.100%, 02/15/2018 ■ ¬	1,845	2,132
British Telecom
5.950%, 01/15/2018 ¬	2,415	2,692
CBS
5.750%, 04/15/2020 ▼	1,355	1,505
Comcast
5.150%, 03/01/2020 ▼	1,930	2,109
Deutsche Telekom
5.875%, 08/20/2013 ¬	6,560	7,328
DirecTV Holdings
3.550%, 03/15/2015	2,850	2,958
5.200%, 03/15/2020	2,800	3,031
Discovery Communications
5.050%, 06/01/2020	3,200	3,483
Embarq
7.082%, 06/01/2016	1,170	1,300
NBC Universal
5.150%, 04/30/2020 ■	3,895	4,206
News America
5.650%, 08/15/2020 ▼	2,000	2,304
Rogers Communications
6.800%, 08/15/2018 ¬	1,390	1,717
Telecom Italia Capital
7.175%, 06/18/2019 ▼ ¬	2,570	3,016
Time Warner Cable
8.250%, 02/14/2014	2,000	2,387
6.750%, 07/01/2018	2,025	2,416

		51,333

Consumer Cyclical - 2.1%
American Honda Finance
Series MTN
4.625%, 04/02/2013 ■	3,660	3,939
Home Depot
3.950%, 09/15/2020	1,000	1,021
Ingram Micro
5.250%, 09/01/2017	1,205	1,248
R.R. Donnelley & Sons
7.625%, 06/15/2020	1,195	1,247
Time Warner
4.700%, 01/15/2021	3,000	3,179
Whirlpool
Series MTN
5.500%, 03/01/2013	3,165	3,395
Yum! Brands
8.875%, 04/15/2011	2,740	2,854

		16,883

Consumer Non Cyclical - 5.4%
Altria Group
9.700%, 11/10/2018	3,000	4,061
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019 ■	3,450	4,475
Baxter International
4.500%, 08/15/2019	1,500	1,665
ConAgra Foods
5.875%, 04/15/2014	2,595	2,963
Covidien International
5.450%, 10/15/2012 ¬	2,240	2,439
Genentech
4.750%, 07/15/2015	1,650	1,867
Kellogg
4.450%, 05/30/2016	2,620	2,941
Kraft Foods
6.500%, 08/11/2017 ▼	1,225	1,468
5.375%, 02/10/2020 ▼	3,500	3,909
Lorillard Tobacco
8.125%, 06/23/2019	1,815	2,078
Reynolds American
6.750%, 06/15/2017	3,000	3,374
Roche Holdings
6.000%, 03/01/2019 ■	2,100	2,544
Schering-Plough
5.550%, 12/01/2013	4,595	5,177
UnitedHealth Group
4.875%, 02/15/2013	2,965	3,187

		42,148

DESCRIPTION	PAR	FAIR VALUE >

Electric - 2.5%
FirstEnergy Solutions
6.050%, 08/15/2021	2,220	2,372
MidAmerican Energy Holdings
5.875%, 10/01/2012	3,445	3,738
National Rural Utilities
10.375%, 11/01/2018	3,100	4,439
Ohio Power
Series K
6.000%, 06/01/2016	2,100	2,442
PPL Energy Supply
6.300%, 07/15/2013	2,000	2,226
Virginia Electric Power
5.950%, 09/15/2017	3,780	4,510

		19,727

Energy - 4.1%
Anadarko Petroleum
5.950%, 09/15/2016 ▼	1,515	1,654
6.375%, 09/15/2017	1,245	1,372
Hess
8.125%, 02/15/2019	2,750	3,616
Husky Energy
7.250%, 12/15/2019 ¬	2,255	2,756
Marathon Oil
7.500%, 02/15/2019 ▼	1,635	2,094
Nabors Industries
5.000%, 09/15/2020 ■	1,735	1,753
Nexen
5.650%, 05/15/2017 ¬	4,180	4,738
Petroleos Mexicanos
4.875%, 03/15/2015 ■ ¬	1,000	1,079
Suncor Energy
6.100%, 06/01/2018 ¬	1,275	1,492
Valero Energy
4.500%, 02/01/2015	1,315	1,406
Weatherford Bermuda
5.125%, 09/15/2020 ¬	3,810	3,895
Weatherford International
5.950%, 06/15/2012	3,890	4,171
Woodside Finance
4.500%, 11/10/2014 ■ ¬	1,880	2,017

		32,043

Finance - 5.0%
American Express
7.250%, 05/20/2014 ▼	1,725	2,023
American Express Centurion
Series BKNT
5.550%, 10/17/2012	2,035	2,193
American Express Credit
Series C
7.300%, 08/20/2013	2,405	2,764
Ameriprise Financial
5.300%, 03/15/2020	3,330	3,679
Capital One Bank
8.800%, 07/15/2019	3,140	4,013
Capital One Financial
6.150%, 09/01/2016	1,775	1,946
Countrywide Financial
6.250%, 05/15/2016	2,395	2,578
Discover Financial Services
10.250%, 07/15/2019	2,245	2,876
General Electric Capital
4.800%, 05/01/2013	6,235	6,729
Series A
3.750%, 11/14/2014 ▼	2,500	2,647
Series MTN
5.625%, 09/15/2017 ▼	3,955	4,419
Private Export Funding
3.050%, 10/15/2014	575	615
Transcapitalinvest
5.670%, 03/05/2014 ■ ¬	2,990	3,128

		39,610

Industrial Other - 0.2%
Thermo Fisher Scientific
3.200%, 05/01/2015	1,265	1,333

Insurance - 3.8%
Aflac
8.500%, 05/15/2019 ▼	3,000	3,817
Allied World Assurance
7.500%, 08/01/2016 ¬	2,860	3,234
American International Group
8.250%, 08/15/2018	3,000	3,495
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	3,055	3,218

DESCRIPTION	PAR	FAIR VALUE >

Lincoln National
8.750%, 07/01/2019	2,720	3,499
Met Life Global Funding I
5.125%, 04/10/2013 ■	3,730	4,060
Pacific Life Global Funding
5.150%, 04/15/2013 ■	2,205	2,381
Pacific Life Insurance
6.000%, 02/10/2020 ■	965	1,040
Prudential Financial
5.100%, 09/20/2014	3,235	3,536
ZFS Finance USA Trust V
6.500%, 05/09/2067 ■ Δ	1,530	1,423

		29,703

Natural Gas - 0.4%
Kinder Morgan Energy Partners
5.000%, 12/15/2013	1,135	1,239
Transocean
6.000%, 03/15/2018 ▼ ¬	1,820	1,936

		3,175

Other Utility - 0.2%
American Water Capital
6.085%, 10/15/2017	1,420	1,617

Real Estate - 1.7%
Health Care — REIT
5.875%, 05/15/2015	1,875	2,059
Health Care Properties — REIT
Series MTN
6.300%, 09/15/2016	1,960	2,129
Prologis — REIT
6.875%, 03/15/2020 ▼	3,545	3,485
Simon Property Group — REIT
5.650%, 02/01/2020	2,000	2,230
Vornado Realty — REIT
4.250%, 04/01/2015	3,315	3,430

		13,333

Sovereign - 0.2%
United Mexican States
5.625%, 01/15/2017 ¬	1,400	1,602

Transportation - 1.8%
AEP Texas Central
Series A-2
4.980%, 07/01/2013	8,038	8,505
Erac USA Finance
6.375%, 10/15/2017 ■	1,445	1,680
Union Pacific
5.750%, 11/15/2017 ▼	3,320	3,829

		14,014

Total Corporate Bonds
(Cost $359,704)		397,717

Asset-Backed Securities - 21.3%
Automotive - 4.4%
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.330%, 06/17/2013 ■	3,000	3,063
Bank of America Auto Trust
Series 2009-2A, Class A2
1.160%, 02/15/2012 ■	887	888
Series 2010-2, Class A3
1.310%, 07/15/2014	2,750	2,777
Capital One Prime Auto Receivables Trust
Series 2007-2, Class A3
4.890%, 01/15/2012	4	4
Chrysler Financial Lease Trust
Series 2010-A, Class A2
1.780%, 06/15/2011 ■	4,285	4,297
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	3,475	3,545
Hertz Vehicle Financing
Series 2009-2A, Class A1
4.260%, 03/25/2014 ■	5,000	5,246
Nissan Auto Receivables Owner Trust
Series 2007-B, Class A4
5.160%, 03/15/2014	4,457	4,592
Santander Drive Auto Receivables Trust
Series 2010-1, Class A2
1.360%, 03/15/2013	6,445	6,454
USAA Auto Owner Trust
Series 2008-1, Class A3
4.160%, 04/16/2012	175	175
World Omni Auto Receivables Trust
Series 2007-B, Class A3A
5.280%, 01/17/2012	27	27
Series 2010-A, Class A2
0.700%,05/15/2011	3,895	3,897

		34,965

DESCRIPTION	PAR	FAIR VALUE >

Credit Cards - 5.1%
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014	5,855	6,336
Series 2008-A1, Class A1
0.837%, 04/15/2013 Δ	2,500	2,501
Cabela’s Master Credit Card Trust
Series 2008-1A, Class A2
1.107%, 12/15/2013 ■ Δ	2,910	2,913
Series 2010-2A, Class A1
2.290%, 09/17/2018 ■	4,025	4,062
Capital One Multi-Asset Execution Trust
Series 2008-A3, Class A3
5.050%, 02/15/2016	4,795	5,268
Chase Issuance Trust
Series 2008-A9, Class A9
4.260%, 05/15/2013	3,000	3,071
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,195	11,531
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,530	4,198

		39,880

Home Equity - 2.8%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 ∞	21	21
Contimortgage Home Equity Loan Trust
Series 1997-2, Class A9
7.900%, 04/15/2028 ∞	13	12
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	3,070	2,730
RBSSP Resecuritization Trust
Series 2009-11, Class 4A1
2.014%, 12/26/2037 ■ Δ	967	973
Series 2009-13, Class 5A1
0.364%, 11/26/2036 ■ Δ	3,776	3,704
Series 2009-8, Class 3A1
0.404%, 03/26/2037 ■ Δ	726	706
Series 2009-9, Class 9A1
0.484%, 09/26/2037 ■ Δ	2,728	2,612
Series 2010-10, Class 2A1
0.386%, 09/25/2036 ■ Δ «	2,675	2,481
Series 2010-4, Class 1A1
0.374%, 03/26/2036 ■ Δ	4,522	4,121
Series 2010-8, Class 4A1
0.594%, 07/26/2036 ■ Δ	2,754	2,575
Renaissance Home Equity Loan Trust
Series 2005-3, Class AF4
5.140%, 11/25/2035	2,590	2,315

		22,250

Manufactured Housing - 0.2%
Green Tree Financial
Series 1996-9, Class A5
7.200%, 01/15/2028 ∞	71	73
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■	1,042	1,066
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	278	278

		1,417

Other - 8.1%
AH Mortgage Advance Trust
Series 2010-ADV1, Class A1
3.968%, 08/15/2022 ■	2,795	2,795
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 Δ	4,000	4,345
Series 2007-PW15, Class A2
5.205%, 02/11/2044	3,605	3,710
Series 2007-T28, Class D
5.988%, 09/11/2042 ■ ∞ Δ	1,470	535
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.222%, 07/15/2044 Δ	5,800	6,386
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	2,340	2,440
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	2,430	2,452
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	113	113
Series 2007-GG11, Class A4
5.736%, 12/10/2049	3,705	3,877

DESCRIPTION	PAR	FAIR VALUE >

GS Mortgage Securities II
Series 2006-GG6, Class A2
5.506%, 04/10/2038	3,439	3,480
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
6.002%, 08/10/2045	3,705	3,872
JPMorgan Chase Commercial Mortgage Securities
Series 2010-C1, Class A1
3.853%, 06/15/2043 ■	4,693	4,914
Small Business Administration
Series 2006-P10A, Class 1
5.408%, 02/10/2016	3,077	3,350
Series 2010-10B, Class A
4.000%, 09/01/2020	5,295	5,327
Vornado DP
Series 2010-VN0, Class A2FX
4.004%, 09/13/2028 ■	6,000	6,172
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/2043	5,940	6,033
Series 2007-C34, Class A2
5.569%, 05/15/2046	3,830	3,996

		63,797

Utility - 0.7%
CenterPoint Energy Transition
Series 2008-A, Class A1
4.192%, 02/01/2020	4,940	5,416

Total Asset-Backed Securities
(Cost $162,264)		167,725

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 8.1%
Adjustable Rate Δ - 1.6%
Federal Home Loan Mortgage Corporation
Series 2755, Class FO
0.707%, 04/15/2032	5,381	5,384
Series 2863, Class HF
0.757%, 02/15/2019	3,267	3,271
Federal National Mortgage Association
Series 2003-52, Class NF
0.656%, 06/25/2023	4,031	4,035

		12,690

Fixed Rate - 6.5%
Federal Home Loan Mortgage Corporation
Series 1167, Class E
7.500%, 11/15/2021	15	17
Series 1286, Class A
6.000%, 05/15/2022	38	42
Series 2750, Class HE
5.000%, 02/15/2019	5,930	6,462
Series 2763, Class TA
4.000%, 03/15/2011	1,133	1,144
Series 2780, Class QC
4.500%, 03/15/2017	2,974	3,016
Series 2795, Class CL
4.500%, 07/15/2017	4,530	4,623
Series 3555, Class DA
4.000%, 12/15/2014	5,087	5,265
Series 3555, Class EA
4.000%, 12/15/2014	3,603	3,730
Series T-47, Class A6
4.159%, 08/27/2012	6,395	6,504
Federal National Mortgage Association
Series 1990-89, Class K
6.500%, 07/25/2020	12	13
Series 2002-83, Class MD
5.000%, 09/25/2016	3,731	3,806
Series 2003-30, Class AE
3.900%, 10/25/2017	5,216	5,362
Series 2009-M1, Class A1
3.400%, 07/25/2019	3,776	4,001
Series 2010-M1, Class A1
3.305%, 06/25/2019	6,332	6,673

		50,658

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $62,177)		63,348

U.S. Government & Agency Securities - 8.0%
U.S. Agency Debentures - 2.8%
Federal Agricultural Mortgage Corporation
5.500%, 07/15/2011 ■	13,900	14,453
Federal National Mortgage Association
2.375%, 07/28/2015	7,595	7,891

		22,344

DESCRIPTION	PAR	FAIR VALUE>

U.S. Treasuries - 5.2%
U.S. Treasury Notes
0.875%, 05/31/2011	3,800	3,817
1.000%, 08/31/2011	2,680	2,698
1.375%, 10/15/2012	3,950	4,024
1.375%, 01/15/2013	2,505	2,555
2.625%, 06/30/2014	3,090	3,290
2.375%, 08/31/2014	1,905	2,010
2.375%, 02/28/2015 ▼	2,710	2,859
1.875%, 07/15/2015 ◄	7,252	7,882
3.375%, 11/15/2019	1,675	1,804
1.250%, 07/15/2020 ◄	7,412	7,778
2.625%, 08/15/2020	1,900	1,918

		40,635

Total U.S. Government & Agency Securities
(Cost $61,635)		62,979

U.S. Government Agency Mortgage-Backed Securities - 6.7%
Adjustable Rate Δ - 4.1%
Federal Home Loan Mortgage Corporation Pool
3.119%, 01/01/2028, #786281	709	743
2.687%, 04/01/2029, #847190	819	859
2.677%, 10/01/2030, #847209	2,334	2,445
2.696%, 05/01/2031, #847161	732	768
2.745%, 09/01/2033, #847210	1,926	2,019
2.768%, 01/01/2038, #848282 ▼	3,522	3,677
Federal National Mortgage Association Pool
2.700%, 09/01/2033, #725111	1,068	1,121
3.092%, 10/01/2033, #879906 ▼	4,716	4,962
2.774%, 03/01/2035, #819652	4,114	4,314
2.199%, 12/01/2035, #848390	873	889
2.684%, 07/01/2036, #AE0058 ▼	3,381	3,534
2.883%, 07/01/2036, #886034 ▼	2,031	2,129
2.730%, 09/01/2036, #995949	1,610	1,695
2.586%, 03/01/2038, #AD0706 ▼	2,769	2,897

		32,052

Fixed Rate - 2.6%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	1,611	1,659
Federal National Mortgage Association Pool
3.131%, 01/01/2015, #464373	2,600	2,712
4.000%, 07/01/2018, #357414 ▼	5,078	5,384
4.000%, 05/01/2020, #AD0107 ▼	4,998	5,294
4.000%, 03/01/2022, #890134 ▼	4,983	5,277

		20,326

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $51,216)		52,378

Collateralized Mortgage Obligation — Private Mortgage-Backed Securities - 3.5%
Adjustable Rate Δ - 1.0%
Arkle Master Issuer
Series 2010-1A, Class 1A
0.457%, 05/17/2011 ■	4,240	4,231
Structured Mortgage Loan Trust
Series 2004-11, Class A
2.825%, 08/25/2034	246	212
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.432%, 10/25/2033	2,820	2,880

		7,323

Fixed Rate - 2.5%
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	456	457
FDIC Structured Sale Guaranteed Notes
Series 2010-S1, Class 2A
3.250%, 04/25/2038 ■	4,145	4,229
GMAC Mortgage Corporation Loan Trust
Series 2010-1, Class A
4.250%, 07/25/2040 ■	2,434	2,477
GS Mortgage Securities II
Series 2010-C1, Class A1
3.679%, 08/10/2043 ■	6,309	6,609
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.000%, 07/25/2060 ■	2,681	2,633
OBP Depositor Trust
Series 2010-OBP, Class A
4.646%, 07/15/2045 ■	3,200	3,461
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ∞	15	16

		19,882

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities
(Cost $26,592)		27,205

DESCRIPTION	PAR	FAIR VALUE >

Municipal Bonds - 1.0%
Louisiana Local Government Environmental Facilities, Community Development Authority
Series 2010 - EGSL, Class A1
1.520%, 02/01/2018	6,500	6,590
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016	1,440	1,440

Total Municipal Bonds
(Cost $7,939)		8,030

SHARES
Short-Term Investments - 1.7%
Money Market Fund - 1.4%
First American Prime Obligations Fund, Class Z
0.119%⊕ Ω	10,973,646	10,974

	PAR
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills □
0.130%, 12/16/2010	$300	300
0.142%, 02/10/2011	240	240
0.175%, 04/07/2011	1,175	1,173
0.180%, 05/05/2011	895	894

		2,607

Total Short-Term Investments
(Cost $13,581)		13,581

	SHARES
Investment Purchased with Proceeds from Securities Lending - 12.4%
Mount Vernon Securities Lending Prime Portfolio
0.305% Ω †
(Cost $97,517)	97,516,538	97,517

Total Investments ▲ - 113.3%
(Cost $842,625)		890,480

Other Assets and Liabilities, Net — (13.3)%		(104,298)

Total Net Assets - 100.0%		$786,182

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.As of September 30, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at September 30, 2010.Total loaned securities had a fair value of $95,246 at September 30, 2010.

¬	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.As of September 30, 2010, the fair value of foreign securities was $86,536 or 11.0% of total net assets.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2010.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.“As of September 30, 2010, the fair value of these investments was $140,109 or 17.8% of total net assets.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.As of September 30, 2010, the fair value of these investments was $657 or 0.1% of total net assets.Information concerning illiquid securities is as follows:

Security	Par	Dates Acquired	Cost Basis

Amresco Residential Security Mortgage, Series 1997-3, Class A9	$21	10/02	$21
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D	1,470	10/07	1,390
Contimortgage Home Equity Loan Trust, Series 1997-2, Class A9	13	10/02	13
Green Tree Financial, Series 1996-9, Class A5	71	4/00	71
Westam Mortgage Financial, Series 11, Class A	15	11/97	15

«	Security purchased on a when-issued basis.On September 30, 2010, the total cost of investments purchased on a when-issued basis was $2,481 or 0.3% of total net assets.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

⊕	Investment in affiliated security.This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements.Yield shown is annualized effective yield as of September 30, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.The fund maintains collateral equal to at least 100% of the fair value of the securities loaned.The adequacy of the collateral is monitored on a daily basis.The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $842,625.The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$49,419
Gross unrealized depreciation	(1,564)

Net unrealized appreciation	$47,855

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of Contracts	Notional Contract
Description	Settlement Month	Purchased	Value	Unrealized Appreciation

U.S. Treasury 2 Year Note Futures	December 2010	168	$36,873	$96
U.S. Treasury 5 Year Note Futures	December 2010	128	15,471	127
U.S. Treasury 10 Year Note Futures	December 2010	198	24,957	184
U.S. Treasury Long Bond Futures	December 2010	31	4,145	59

				$466

Interest Rate Swap Agreements

		Pay/Receive Floating				Unrealized
Counterparty	Floating Rate Index	Rate	Fixed Rate	Expiration Date	Notional Amount	Depreciation

JPMorgan Chase	3-Month LIBOR	Receive	1.255%	11/03/2011	$20,000	$(267)
JPMorgan Chase	3-Month LIBOR	Receive	3.858%	01/19/2020	5,000	(617)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	19,000	(180)
UBS	3-Month LIBOR	Receive	1.133%	03/25/2012	19,000	(189)
UBS	3-Month LIBOR	Receive	1.048%	06/25/2012	20,000	(234)
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	8,000	(592)

						$(2,079)

As of September 30, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Interest Rate Contracts	$466

Balance as of September 30, 2010	$466

Liability Derivatives
Interest Rate Contracts	$2,079

Balance as of September 30, 2010	$2,079

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc. and foreign securities for which an independent pricing service may be employed for purposes of fair market valuation).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Corporate Bonds	$—	$397,717	$—	$397,717
Asset-Backed Securities	—	163,663	4,062	167,725
Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities	—	63,348	—	63,348
U.S. Government & Agency Securities	—	62,979	—	62,979
U.S. Government Agency Mortgage-Backed Securities	—	52,378		52,378
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	24,572	2,633	27,205
Municipal Bonds	—	8,030		8,030
Short-Term Investments	10,974	2,607		13,581
Investment Purchased with Proceeds from Securities Lending	97,517	—		97,517

Total Investments	$108,491	$775,294	$6,695	$890,480

As of September 30, 2010, the fund’s investments in other financial instruments* were classified as follows:	$466	$(2,079)	$—	$(1,613)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2010	$10,874
Accrued discounts/premiums	—
Realized gain (loss)	—
Net change in net unrealized appreciation or depreciation	39
Net purchases (sales)	6,656
Transfers in and/or out of Level 3	(10,874)

Balance as of September 30, 2010	$6,695

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of September 30, 2010	$39

During the period ended September 30, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

Schedule of Investments September 30, 2010 (unaudited), all dollars rounded to thousands (000)
Intermediate Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE >
Municipal Bonds - 94.6%
Alabama - 1.3%
Revenue Bonds - 1.0%
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project
Escrowed to Maturity
8.000%, 07/01/2011 §	$325	$342
Health Care Authority for Baptist Health
Series D
5.000%, 11/15/2015	755	803
Huntsville Electric System
(AGM)
4.000%, 12/01/2018	1,130	1,251
University of Alabama at Birmingham Hospital
Series A
5.000%, 09/01/2018	1,500	1,644
5.750%, 09/01/2022	4,000	4,456

		8,496

General Obligation - 0.3%
Mobile
Series B
5.000%, 02/15/2020	2,000	2,270

		10,766

Alaska - 0.0%
Revenue Bond - 0.0%
Aleutians East Borough Project, Aleutian Pribilof Islands
(ACA)
4.375%, 06/01/2015	400	373

Arizona - 4.8%
Revenue Bonds - 3.2%
Arizona Game & Fish Department, Administration Building Project
4.500%, 07/01/2015	150	164
Arizona Health Facilities Authority, The Terraces Project
Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ◊	3,300	3,853
Gilbert Public Facilities Municipal Property Corporation
5.500%, 07/01/2027	6,000	6,725
Glendale Industrial Development Authority, Midwestern University
5.000%, 05/15/2021	1,355	1,485
5.000%, 05/15/2026	2,000	2,123
Phoenix Civic Improvement, Airport
Series A
5.000%, 07/01/2022	2,000	2,232
Phoenix Street & Highway User
Escrowed to Maturity
6.250%, 07/01/2011 §	900	914
Pima County Sewer Revenue
(AGM)
5.000%, 07/01/2024	2,670	2,966
Scottsdale Industrial Development Authority, Scottsdale Healthcare
Series A
5.000%, 09/01/2020	1,000	1,078
Tempe Industrial Development Authority, Friendship Village Project
Series A
5.375%, 12/01/2013	1,022	993
Tucson Airport Authority
(AGM)
5.000%, 06/01/2013	3,760	4,170

		26,703

DESCRIPTION	PAR	FAIR VALUE >
General Obligations - 1.0%
Coconino & Yavapai Counties Joint Unified School District #9, Sedona School Improvement Project of 2007
Series B
5.375%, 07/01/2028	1,350	1,500
Gila County United School District #10, Payson School Improvement Project of 2006
Series A (AMBAC)
5.000%, 07/01/2016	1,000	1,152
5.000%, 07/01/2017	1,050	1,215
Maricopa County School District #48, Scottsdale
Series B (AGM)
4.750%, 07/01/2018	565	643
Series B, Pre-refunded 07/01/2016 @ 100 (AGM)
4.750%, 07/01/2018 ◊	290	344
4.750%, 07/01/2018 ◊	295	351
Maricopa County School District #69, Paradise Valley
(NATL)
5.300%, 07/01/2011	1,000	1,035
Pima County Unified School District #1, Tucson Project of 2004
Series C (FGIC) (NATL)
4.375%, 07/01/2018	1,000	1,103
4.500%, 07/01/2019	1,000	1,098

		8,441

Certificate of Participation - 0.6%
Arizona Board of Regents
Series B (AMBAC)
4.500%, 06/01/2018	4,120	4,565

		39,709

Arkansas - 0.7%
Revenue Bonds - 0.7%
Beaver Water District of Benton & Washington Counties
4.000%, 11/15/2021	2,130	2,312
North Little Rock Health Facilities Board, Baptist Health
Series B
5.750%, 12/01/2021	1,000	1,113
University of Arkansas, Fayetteville
Series B (FGIC) (NATL)
4.500%, 11/01/2016	1,000	1,133
Washington County Hospital, Regional Medical Center
Series B
5.000%, 02/01/2016	1,145	1,234

		5,792

California - 10.0%
Revenue Bonds - 5.7%
Alameda Corridor Transportation Authority
Zero Coupon Bond (AMBAC)
4.165%, 10/01/2014 ʘ	2,000	1,696
Apple Valley Redevelopment Agency, Tax Allocation, Project Area #2
(AMBAC)
4.500%, 06/01/2018	920	964
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Children’s Hospital
Series A
4.500%, 12/01/2018	1,525	1,599
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance
(CMI)
4.500%, 08/15/2012	335	348
5.000%, 08/15/2017	1,215	1,263
California Department of Water Resources and Power Supply
Series H (AGM)
5.000%, 05/01/2022	1,000	1,138
California Educational Facilities Authority, Lutheran University
Series C
5.000%, 10/01/2024	1,000	1,016
California Health Facilities Financing Authority, Adventist Health Systems West
Series C
5.125%, 03/01/2020	500	536
California Health Facilities Financing Authority, Children’s Hospital of Orange County
Series A
5.750%, 11/01/2018	3,000	3,346
California Public Works Board, California State University Projects
Series B-1
5.375%, 03/01/2025	1,400	1,496
California Public Works Board, Trustees of the California State University
Series D
6.000%, 04/01/2025	2,245	2,449

DESCRIPTION	PAR	FAIR VALUE >
California Public Works Board, Various Capital Projects
Series G-1
5.250%, 10/01/2024	5,000	5,311
California Statewide Communities Development Authority, Elder Care Alliance
Series A, Escrowed to Maturity
7.250%, 11/15/2011 §	545	565
California Statewide Communities Development Authority, Health Facilities, Adventist Health
Series A
5.000%, 03/01/2030	700	703
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital
Series B (AMBAC) (CMI)
5.200%, 10/01/2037	1,000	970
California Statewide Communities Development Authority, Kaiser Permanente
Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,055	1,100
California Statewide Communities Development Authority, Los Angeles Jewish Home
(CMI)
5.000%, 11/15/2012	1,210	1,283
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company
Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	551
Golden State Tobacco Securitization
Series A (AGM)
4.550%, 06/01/2022	2,100	2,033
Northern Inyo County Hospital District
6.000%, 12/01/2021	1,000	1,071
Port Oakland
Series B (NATL)
5.000%, 11/01/2018	1,470	1,651
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project
Series A (RAAI)
5.000%, 09/01/2016	575	601
Santa Paula Utility Authority, Water Revenue
5.000%, 02/01/2028	2,510	2,704
5.000%, 02/01/2029	2,630	2,812
5.000%, 02/01/2030	2,765	2,936
South Bayside Waste Management, Shoreway Environmental
Series A
5.250%, 09/01/2024	2,500	2,676
6.250%, 09/01/2029	1,200	1,332
Upland Community Redevelopment Agency Tax Allocation, Merged Project
(AMBAC)
4.250%, 09/01/2026	1,100	1,023
Whittier Public Finance Authority, Redevelopment Agency, Tax Allocation
Series A (AMBAC)
5.000%, 11/01/2021	995	1,039
Woodland Financial Authority
(SGI)
4.700%, 03/01/2019	815	860

		47,072

General Obligations - 4.3%
ABC Unified School District
Series A (NATL)
4.900%, 02/01/2020	1,565	1,704
California
5.000%, 02/01/2016	1,000	1,087
5.000%, 02/01/2017	2,000	2,173
4.000%, 08/01/2017	2,000	2,175
5.000%, 11/01/2018	245	254
5.000%, 08/01/2019	500	555
5.000%, 02/01/2021	1,500	1,621
5.000%, 12/01/2023	1,000	1,083
5.125%, 04/01/2024	500	541
Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2018 ◊	15	16
California Economic Recovery

DESCRIPTION	PAR	FAIR VALUE >
Series A
5.000%, 07/01/2020	2,000	2,341
Desert Sands Unified School District, Election of 2001
5.250%, 08/01/2023	500	571
5.000%, 08/01/2024	2,000	2,230
Grant Joint Union High School District, Election of 2006
Zero Coupon Bond (AGM)
5.500%, 08/01/2026 ʘ	1,300	551
Las Virgenes Unified School District, Election of 2006
Series B, Zero Coupon Bond
5.540%, 08/01/2027 ʘ	2,015	803
Roseville Joint Union High School District
Series E
5.100%, 08/01/2019	390	401
San Bernardino Community College District, Election of 2002
Series A
6.500%, 08/01/2027	1,000	1,216
San Mateo Unified High School District
Series B, Zero Coupon Bond (FGIC) (NATL)
2.773%, 09/01/2017 ʘ	1,000	826
Santa Ana Union School District, Election of 2008
Series A
5.250%, 08/01/2028	1,000	1,075
Santa Monica Community College District, 2002 Election
Series C, Zero Coupon Bond (NATL)
3.035%, 08/01/2016 ʘ	2,000	1,655
Tulare Local Health Care District, Election 2005
Series B
6.000%, 08/01/2022	1,180	1,345
6.125%, 08/01/2023	1,410	1,615
6.250%, 08/01/2024	1,585	1,806
6.375%, 08/01/2025	1,265	1,446
6.500%, 08/01/2026	500	571
Victor Elementary School District
Series A, Zero Coupon Bond (FGIC) (NATL)
5.267%, 08/01/2023 ʘ	2,030	1,042
Victor Valley Joint Union High School District, Election of 2008
Series A, Convertible CABs (AGC)
0.000% through 08/01/2019, thereafter 5.750%, 08/01/2031 ◑	3,000	1,856
West Contra Costa Unified School District, Election of 2005
Series B
6.000%, 08/01/2025	2,500	2,902

		35,461

		82,533

Colorado - 8.3%
Revenue Bonds - 6.0%
Adams County Pollution Control, Public Service Company Colorado Project
Series A (NATL)
4.375%, 09/01/2017	5,000	5,123
Adams State College Auxiliary Facilities Improvement
Series A (STAID)
5.500%, 05/15/2039	525	573
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project
Series A, Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 ◊	1,200	1,272
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School
Series A (SMO)
4.750%, 06/15/2022	175	182
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School
Escrowed to Maturity
6.375%, 12/01/2011 §	270	279
Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 ◊	1,500	1,613
7.250%, 12/01/2021 ◊	1,500	1,621
Colorado Educational & Cultural Facilities Authority, Pinnacle Charter School Project
Escrowed to Maturity
5.250%, 12/01/2011 §	430	443
Colorado Health Facilities Authority, Catholic Health

DESCRIPTION	PAR	FAIR VALUE >
Series C-7 (AGM)
4.350%, 09/01/2020	725	776
Colorado Health Facilities Authority, Catholic Health Initiatives
Series D
5.125%, 10/01/2017	1,500	1,735
Colorado Health Facilities Authority, Christian Living Communities Project
Series A
5.250%, 01/01/2014	600	620
5.250%, 01/01/2015	620	641
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	518
Colorado Health Facilities Authority, Longmont United Hospital
Series B (RAAI)
4.250%, 12/01/2015	1,250	1,258
Colorado Health Facilities Authority, NCMC Income Project
Series B (AGM)
6.000%, 05/15/2026	1,000	1,153
Colorado Health Facilities Authority, Parkview Medical Center
5.000%, 09/01/2016	640	667
Colorado Health Facilities Authority, Retirement Facilities, Liberty
Series B, Escrowed to Maturity, Zero Coupon Bond
3.003%, 07/15/2020 § ʘ	10,000	7,469
Colorado Health Facilities Authority, Total Longterm Care National
Series A
5.250%, 11/15/2020 «	1,400	1,391
Colorado Health Facilities Authority, Valley View Hospital Association Project
Series A (RAAI)
5.000%, 05/15/2012	500	515
5.000%, 05/15/2013	405	421
Colorado Springs Hospital
Series B (AMBAC)
0.580%, 12/15/2024 Y	4,775	4,775
Delta County Memorial Hospital District Enterprise
5.500%, 09/01/2025	1,500	1,567
E-470 Public Highway Authority
Series C, Convertible CABs (NATL)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 ◑	1,500	1,623
High Plains Metropolitan District
Series B (LOC:Compass Bank)
4.375%, 12/01/2015	305	307
Mesa County
Escrowed to Maturity, Zero Coupon Bond
0.604%, 12/01/2011 § ʘ	5,500	5,461
Montrose Memorial Hospital
5.700%, 12/01/2017	2,170	2,264
Northwest Parkway Public Highway Authority
Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 §◑	2,250	2,517
Platte River Power Authority
Series GG (AGM)
4.500%, 06/01/2017	725	841
Walker Field Public Airport Authority
5.000%, 12/01/2022	1,000	1,038
Western State College
(STAID)
5.000%, 05/15/2028	570	619

		49,282

General Obligations - 1.7%
Adams & Arapahoe Counties School District, #28J, Aurora
(STAID)
5.500%, 12/01/2021	1,125	1,358
El Paso County School District #20
(STAID)
5.000%, 12/15/2020	1,500	1,808
5.000%, 12/15/2021	2,175	2,633
5.000%, 12/15/2022	1,530	1,836
North Range Metropolitan District #1
(ACA)
4.300%, 12/15/2019	1,000	817

DESCRIPTION	PAR	FAIR VALUE >
Pueblo County School District #60
(STAID)
5.000%, 12/15/2022	1,000	1,215
Sand Creek Metropolitan District, Limited Tax
Series A
4.250%, 12/01/2023	2,190	2,219
4.000%, 12/01/2024	2,030	2,000

		13,886

Certificates of Participation - 0.6%
Colorado
Zero Coupon Bond
1.253%, 03/01/2014 ʘ	150	144
Colorado Higher Education, Capital Construction Lease Program
5.250%, 11/01/2023	1,500	1,670
Colorado Penitentiary II
4.000%, 03/01/2015	1,390	1,528
Rangeview Library District Projects
(AGC)
4.500%, 12/15/2020	1,325	1,488

		4,830

		67,998

Connecticut - 0.1%
Revenue Bond - 0.1%
Connecticut Health & Educational Facilities Authority, Griffin Hospital
Series B (RAAI)
5.000%, 07/01/2014	1,000	1,063

District of Columbia - 0.5%
Revenue Bond - 0.5%
District of Columbia, The Catholic University of America
5.000%, 10/01/2023	3,480	3,753

Florida - 2.4%
Revenue Bonds - 2.1%
Halifax Hospital Medical Center
Series A
5.250%, 06/01/2026	2,250	2,292
Highlands County Health Facilities Authority, Adventist Health/Sunbelt
Series A, Mandatory Put 11/17/2015 @ 100
6.500%, 11/15/2038	2,000	2,438
Miami-Dade County Educational Facilities Authority, University of Miami
Series A
5.150%, 04/01/2023	2,520	2,691
Miami-Dade County Water & Sewer
(AGM)
5.000%, 10/01/2029	5,000	5,509
North Brevard County Hospital, Parrish Medical Center Project
5.500%, 10/01/2028	2,100	2,224
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,471
Vero Beach Electric
Series A (AGM)
4.000%, 12/01/2019	350	378

		17,003

Certificate of Participation - 0.3%
Clay County School Board
Series B (NATL)
5.000%, 07/01/2018	2,205	2,369

		19,372

Georgia - 1.3%
Revenue Bonds - 1.2%
Atlanta Tax Allocation, Atlantic Station Project
(AGC)
4.375%, 12/01/2018	2,000	2,078
DeKalb County Hospital Authority, DeKalb Medical Center Incorporated Project
6.000%, 09/01/2030	1,000	1,050
Fulton County Residential Care Facilities, Canterbury Court Project
Series A
5.800%, 02/15/2018	4,500	4,475

DESCRIPTION	PAR	FAIR VALUE >
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health
Series A
5.250%, 08/01/2023	2,000	2,094

		9,697

General Obligations - 0.1%
Fayette County School District
(AGM)
4.150%, 03/01/2014	500	553
4.250%, 03/01/2015	265	298
4.350%, 03/01/2016	300	341

		1,192

		10,889

Hawaii - 1.4%
Revenue Bonds - 1.4%
Hawaii Department of Budget & Finance, Special Purpose
Series C1
7.500%, 11/15/2015	5,000	5,131
Hawaii Pacific Health, Special Purpose
Series A
5.250%, 07/01/2030	5,000	4,963
Series B
5.625%, 07/01/2030	1,025	1,083

		11,177

Idaho - 0.6%
Revenue Bonds - 0.5%
Idaho Health Facilities Authority, Trinity Health Group
Series B
6.000%, 12/01/2023	3,000	3,464
University of Idaho
Series B, Mandatory Put 04/01/2018 @ 100 (AGM)
4.500%, 04/01/2041	1,000	1,081

		4,545

Certificate of Participation - 0.1%
Madison County Hospital
5.000%, 09/01/2012	500	514

		5,059

Illinois - 13.2%
Revenue Bonds - 5.5%
Chicago, Midway Airport Project
Series C (NATL)
5.500%, 01/01/2014	1,300	1,457
Granite Single Family Mortgage
Series A, Escrowed to Maturity
7.750%, 10/01/2011 §	300	316
Illinois Development Finance Authority, Elgin School District
Zero Coupon Bond (AGM)
3.390%, 01/01/2018 ʘ	2,750	2,155
Illinois Development Finance Authority, Elmhurst Community School District #205
Pre-refunded 01/01/2011 @ 100 (AGM)
6.375%, 01/01/2013 ◊	1,025	1,040
Illinois Development Finance Authority, Midwestern University
Series B, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2016 ◊	350	365
Illinois Educational Facilities Authority, Art Institute of Chicago
Mandatory Put 03/01/2016 @ 100
4.125%, 03/01/2030	500	527
Mandatory Put 03/01/2017 @ 100
4.750%, 03/01/2030	1,000	1,083
Illinois Finance Authority, Clare at Water Tower Project
Series A-4
5.400%, 05/15/2017 ¥	700	590
Series A-5
5.500%, 05/15/2018 ¥	700	574
Series B, Zero Coupon Bond
11.290%, 05/15/2050 ʘ ¥	600	8
Illinois Finance Authority, Edward Hospital
Series A (AMBAC)
6.000%, 02/01/2025	1,200	1,315
6.000%, 02/01/2026	1,280	1,391
6.000%, 02/01/2028	500	540

DESCRIPTION	PAR	FAIR VALUE >
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2027	1,000	888
Illinois Finance Authority, Friendship Village Schaumburg
Series A
5.000%, 02/15/2015	2,130	2,034
Illinois Finance Authority, Illinois Institute of Technology
6.500%, 02/01/2023	1,000	1,110
Illinois Finance Authority, Landing at Plymouth Project
Series A
5.250%, 05/15/2014	1,320	1,324
Illinois Finance Authority, OSF Healthcare Systems
Series A
7.000%, 11/15/2029	4,000	4,531
Illinois Finance Authority, Peoples Gas, Light & Coke Co.
Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	1,500	1,584
Illinois Finance Authority, Roosevelt University
5.250%, 04/01/2022	500	505
5.750%, 04/01/2024	4,000	4,227
5.400%, 04/01/2027	1,750	1,773
Illinois Finance Authority, Rush University Medical Center
Series A
6.750%, 11/01/2024	2,000	2,301
Series C
6.375%, 11/01/2029	1,500	1,653
Illinois Finance Authority, Three Crowns Park Plaza
Series A
5.500%, 02/15/2014	2,430	2,470
Illinois Health Facilities Authority, Evangelical
Escrowed to Maturity
6.750%, 04/15/2012 §	585	619
Illinois Health Facilities Authority, Mercy Hospital & Medical Center
Escrowed to Maturity
10.000%, 01/01/2015 §	460	554
Illinois Sports Facilities Authority
(AMBAC)
4.750%, 06/15/2013	1,405	1,536
5.100%, 06/15/2016	1,620	1,848
Metropolitan Pier & Exposition Authority, State Sales Tax
Series A (FGIC) (NATL)
5.550%, 12/15/2011	675	684
Series B, Convertible CABs (NATL)
0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017 ◑	1,000	1,025
Southwestern Illinois Development Authority, Anderson Hospital
5.125%, 08/15/2026	2,000	1,936
Southwestern Illinois Development Authority, Local Government Program, Triad School District #2
(NATL)
5.000%, 10/01/2018	1,000	1,128

		45,091

General Obligations - 7.7%
Bolingbrook Park District
Series A (CIFG)
4.500%, 01/01/2017	1,840	2,060
Chicago
Series A, Convertible CABs (NATL)
0.000% through 01/01/2011, thereafter 5.300%, 01/01/2016 ◑	2,000	2,244
Chicago City Colleges
Zero Coupon Bond (FGIC) (NATL)
2.640%, 01/01/2015 ʘ	7,000	6,261
Chicago Park District, Limited Tax
Series A
4.500%, 01/01/2023	2,300	2,510
Series B (AMBAC)
5.000%, 01/01/2020	5,545	5,966
Chicago Project & Refunding
Series A (FGIC) (NATL)
5.250%, 01/01/2011	2,345	2,371
Series A, Escrowed to Maturity (FGIC)
5.250%, 01/01/2011 §	2,655	2,688
Cook County
Series A (NATL)
6.250%, 11/15/2011	1,000	1,053

DESCRIPTION	PAR	FAIR VALUE >
Cook County Community Unit School District #401, Elmwood Park
Zero Coupon Bond (AGM)
1.067%, 12/01/2011 ʘ	3,625	3,580
Cook County High School District #205, Thornton Township
(AGC)
5.250%, 12/01/2021	3,465	3,987
Cook County High School District #209, Proviso Township
(AGM)
5.000%, 12/01/2016	1,000	1,178
Cook County School District #088, Bellwood
Series B (AGM)
5.000%, 12/01/2017	1,175	1,335
Series B, Pre-refunded 12/01/2014 @ 100 (AGM)
5.000%, 12/01/2017 ◊	500	582
Cook County School District #102, La Grange
Zero Coupon Bond (FGIC) (NATL)
1.800%, 12/01/2013 ʘ	2,440	2,305
Cook County School District #123, Oak Lawn
Zero Coupon Bond (NATL)
2.914%, 12/01/2015 ʘ	2,250	1,938
Elk Grove Village
(NATL)
4.125%, 01/01/2019	1,000	1,082
Grundy & Will Counties Community Unit School District #1
5.875%, 02/01/2019	1,550	1,880
5.875%, 02/01/2022	2,100	2,464
5.875%, 02/01/2024	2,545	2,949
Madison & Jersey Counties Unit School District #11, Alton
Zero Coupon Bond (AGM)
4.201%, 12/01/2019 ʘ	2,100	1,434
McCook
5.000%, 12/01/2026	500	541
5.100%, 12/01/2028	1,000	1,069
Rockford School District #205
(FGIC) (NATL)
5.000%, 02/01/2014	500	556
Southwestern Illinois Development Authority, Edwardsville Community
(AGM)
5.000%, 12/01/2017	1,000	1,171
St Clair County, Alternative Revenue Source
4.500%, 10/01/2020	1,000	1,118
5.000%, 10/01/2022	1,100	1,246
Will & Grundy Counties Community College, District #525, Joliet Junior College
6.250%, 06/01/2024	535	642
5.750%, 06/01/2025	1,150	1,336
5.750%, 06/01/2026	310	358
Will County School District #86, Joliet
Zero Coupon Bond (AGM)
3.159%, 11/01/2017 ʘ	3,870	3,099
Winnebago County School District #122, Harlem-Love Park
Zero Coupon Bond (AGM)
3.500%, 01/01/2017 ʘ	3,000	2,415

		63,418

		108,509

Indiana - 1.1%
Revenue Bonds - 1.0%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2017	710	745
Avon Community School Building Corporation, First Mortgage
(AMBAC) (STAID)
4.500%, 07/15/2020	1,000	1,082
Indiana Transportation Finance Authority
Series A (AMBAC)
5.750%, 06/01/2012	1,820	1,925
Series A, Escrowed to Maturity (AMBAC)
5.750%, 06/01/2012 §	180	186
Indiana University
Series K, Zero Coupon Bond (NATL)
0.900%, 08/01/2011 ʘ	250	248

DESCRIPTION	PAR	FAIR VALUE >
Portage Township Multi-School Building Corporation, First Mortgage
(NATL) (STAID)
4.000%, 07/15/2018	1,250	1,382
St. Joseph County Economic Development, Holy Cross Village, Notre Dame Project
Series A
5.750%, 05/15/2016	450	456
5.550%, 05/15/2019	230	228
St. Joseph County Hospital Authority, Memorial Health System
Series A (NATL)
4.750%, 08/15/2012	1,000	1,003
Zionsville Community Schools Building, First Mortgage
Pre-refunded 01/15/2012 @ 100 (FGIC) (STAID)
5.750%, 07/15/2015 ◊	775	829

		8,084

General Obligation - 0.1%
Gary Sanitation District, Special Taxing District
(RAAI)
3.750%, 02/01/2011	1,260	1,259

		9,343

Iowa - 1.5%
Revenue Bonds - 1.5%
Iowa Finance Authority Retirement Community, Friendship Haven Project
Series A
5.750%, 11/15/2019	500	500
Iowa Higher Education Authority, Private College Facility, Central College Project
(RAAI)
5.450%, 10/01/2026	1,000	1,005
Iowa Higher Education Authority, Private College Facility, Upper Iowa University Project
5.500%, 09/01/2025	1,250	1,297
Iowa Higher Education Authority, Wartburg College Project
Pre-refunded 10/01/2012 @ 100 (ACA)
5.500%, 10/01/2028 ◊	2,000	2,195
Series A
4.700%, 10/01/2016	925	886
4.750%, 10/01/2017	1,100	1,042
4.800%, 10/01/2018	1,155	1,083
5.000%, 10/01/2023	1,265	1,133
Iowa State Special Obligation Prison Infrastructure Fund
4.500%, 06/15/2022	2,000	2,238
Muscatine Electric
Escrowed to Maturity
9.700%, 01/01/2013 §	890	988

		12,367

Kansas - 2.8%
Revenue Bonds - 2.3%
Johnson County Residual
Escrowed to Maturity, Zero Coupon Bond
0.873%, 05/01/2012 § ʘ	7,500	7,397
Kansas Development Finance Authority, Adventist Health
5.500%, 11/15/2023	2,200	2,550
Kansas Development Finance Authority, Adventist/Sunbelt
Series D
5.000%, 11/15/2024	1,400	1,528
Kansas Development Finance Authority, Health Facilities, Hays Medical Center
Series L
4.500%, 11/15/2017	1,405	1,479
Kansas Development Finance Authority, Health Facilities, Stormont-Vail Healthcare Services
Series F
5.000%, 11/15/2021	500	532
Kansas Development Finance Authority, Kansas State Projects
Series K (NATL)
4.500%, 11/01/2019	1,850	2,080
Olathe Health Facilities, Olathe Medical Center
5.125%, 09/01/2021	1,000	1,075
Olathe Senior Living Facility, Catholic Care Campus
Series A
5.750%, 11/15/2013	700	723
5.750%, 11/15/2014	765	792
5.750%, 11/15/2015	820	844
Sedgwick & Shawnee Counties, Single Family Mortgages
Series A-2 (GNMA)
6.700%, 06/01/2029	185	188

		19,188

DESCRIPTION	PAR	FAIR VALUE >
General Obligations - 0.5%
Johnson County Unified School District #512, Shawnee Mission
4.875%, 10/01/2019	2,000	2,364
Junction City
Series DU (AGM)
4.100%, 09/01/2020	500	550
Sedgwick County School District #267
(AMBAC)
5.250%, 11/01/2012	1,045	1,138

		4,052

		23,240

Kentucky - 0.4%
Revenue Bonds - 0.4%
Kentucky Economic Development Finance Authority, Louisville Arena Project
Series A-1 (AGC)
5.750%, 12/01/2028	2,000	2,221
Kentucky Turnpike Authority
Escrowed to Maturity
6.000%, 07/01/2011 §	235	244
Louisville/Jefferson County Metropolitan Government College, Bellarmine University
Series A
6.000%, 05/01/2028	1,135	1,207

		3,672

Louisiana - 0.3%
Revenue Bond - 0.1%
Louisiana Local Government Environmental Facilities, Community Development Authority
(AMT)
6.650%, 01/01/2025	435	436

General Obligations - 0.2%
Calcasieu Parish School District #23, Public School Improvement
4.600%, 02/15/2020	500	515
Louisiana
Series B (CIFG)
5.000%, 07/15/2015	1,300	1,519

		2,034

		2,470

Maine - 0.3%
Revenue Bond - 0.1%
Maine Health & Higher Educational Facilities Authority
Series B (FGIC) (NATL)
4.125%, 07/01/2018	740	816

General Obligation - 0.2%
Maine Municipal Bond Bank
Series B (AGM)
5.750%, 11/01/2010	2,000	2,010

		2,826

Maryland - 0.1%
Revenue Bonds - 0.1%
Westminster Educational Facilities, McDaniel College
5.000%, 11/01/2013	350	380
4.000%, 11/01/2015	700	748

		1,128

DESCRIPTION	PAR	FAIR VALUE >
Massachusetts - 2.4%
Revenue Bonds - 2.2%
Massachusetts Bay Transportation Authority
Series A (COMGTY)
6.250%, 03/01/2012	1,875	2,024
Massachusetts Development Finance Agency, Health Care Facilities, AdventCare Project
Series A
6.650%, 10/15/2028	2,500	2,400
Massachusetts Educational Finance Authority, Issue I
Series B (AMT)
4.800%, 01/01/2017	1,550	1,642
Massachusetts Health & Educational Facilities Authority, Berkshire Health System
Series F (AGC)
5.000%, 10/01/2015	2,000	2,222
Massachusetts Health & Educational Facilities Authority, Springfield College
5.125%, 10/15/2022	500	549
5.500%, 10/15/2026	2,595	2,843
Massachusetts Health & Educational Facilities Authority, Suffolk University
Series A
6.000%, 07/01/2024	3,000	3,357
Massachusetts Port Authority
Escrowed to Maturity
13.000%, 07/01/2013 §	1,975	2,382
Massachusetts, Special Obligation
Series A
5.500%, 06/01/2013	1,000	1,127

		18,546

General Obligation - 0.2%
Springfield, State Qualified Municipal Purpose Loan
(AGM) (STAID)
4.500%, 08/01/2020	1,400	1,543

		20,089

Michigan - 2.0%
Revenue Bonds - 1.7%
Detroit Water Supply System
Escrowed to Maturity (FGIC)
6.250%, 07/01/2012 §	105	112
Kalamazoo Hospital Finance Authority, Bronson Methodist Hospital
Series A (AGM)
5.000%, 05/15/2020	2,675	2,900
Michigan Hospital Finance Authority, Ascension Health Services Group
Series B
5.000%, 11/15/2023	3,540	3,922
Michigan Hospital Finance Authority, Henry Ford Health Systems
Series A, Pre-refunded 03/01/2013 @ 100
5.500%, 03/01/2015 ◊	3,150	3,510
Michigan Municipal Board Authority, Local Government Loan Program, Group A
Series B (AMBAC)
5.000%, 12/01/2018	600	610
Romulus Economic Development Corporation, Partnership Project
Escrowed to Maturity
7.000%, 11/01/2015 §	1,300	1,646
Western Michigan University
(AGM)
5.000%, 11/15/2023	1,300	1,430

		14,130

General Obligations - 0.3%
Algonac Community Schools, School Building & Site
Series I (AGM) (MQSBLF)
4.000%, 05/01/2019	790	854
Constantine Public Schools
(MQSBLF)
5.000%, 05/01/2016	1,075	1,156

		2,010

		16,140

DESCRIPTION	PAR	FAIR VALUE >
Minnesota - 2.5%
Revenue Bonds - 2.5%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.375%, 02/01/2017	1,590	1,634
Minneapolis & St. Paul Metropolitan Airports Commission
Series A (NATL)
5.000%, 01/01/2019	1,165	1,220
Minneapolis Health Care System, Fairview Health Services
Series A
6.375%, 11/15/2023	2,000	2,341
Minneapolis Hospital, St. Marys Hospital & Rehabilitation Center
Escrowed to Maturity
10.000%, 06/01/2013 §	430	491
Minneapolis National Marrow Donor Program
5.000%, 08/01/2018	2,650	2,880
4.250%, 08/01/2020	3,500	3,500
Minnesota Agricultural & Economic Development Board, Health Care System
Series A
5.875%, 11/15/2011	2,135	2,167
Minnesota Higher Education Facilities Authority, Bethel University
Series 6-R
5.500%, 05/01/2020	1,255	1,314
5.500%, 05/01/2021	815	852
Minnesota Higher Education Facilities Authority, College of Art & Design
Series 6-K
5.000%, 05/01/2012	295	310
Monticello-Big Lake Community Hospital District, Health Care Facilities
Series C
5.250%, 12/01/2011	1,010	1,027
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A (NATL)
5.000%, 11/15/2019	1,235	1,351
Series A-1
5.000%, 11/15/2024	1,000	1,068

		20,155

Mississippi - 0.2%
Revenue Bond - 0.2%
Mississippi Hospital Equipment & Facilities Authority, Mississippi Baptist Health Systems
Series A
5.000%, 08/15/2016	1,440	1,564

Missouri - 1.9%
Revenue Bonds - 1.8%
Grundy County Industrial Development Authority, Health Facilities, Wright Memorial Hospital
5.600%, 09/01/2021	1,000	1,048
Hannibal Industrial Development Authority, Health Facilities, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,452
Kansas City Special Obligation, East Village Project
Series B (AGC)
5.000%, 04/15/2022	505	572
Missouri Development Finance Board Infrastructure Facilities, Independence Electric System Project
Series D
5.625%, 06/01/2029	1,250	1,286
Missouri Development Finance Board Infrastructure Facilities, Independence-Crackerneck Creek
Series B
5.125%, 03/01/2022	2,000	2,139
Missouri Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2016	1,130	1,188
Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran
Series B
4.350%, 02/01/2015	850	887
4.375%, 02/01/2016	930	961
Missouri Joint Municipal Electric Utilities, Commission Power Project
Series A (AMBAC)
5.000%, 01/01/2018	2,000	2,217
Missouri Joint Municipal Electric Utilities, Commission Power Project, Plum Point Project
(NATL)
4.200%, 01/01/2018	1,000	1,031
Osage Beach Tax Increment, Prewitts Point Project
4.800%, 05/01/2016	1,650	1,584

		14,365

DESCRIPTION	PAR	FAIR VALUE >
Certificate of Participation - 0.1%
Missouri Development Finance Board Infrastructure Facilities, Independence-Centerpoint
Series F
5.375%, 04/01/2024	1,000	1,028

		15,393

Montana - 0.7%
Revenue Bonds - 0.7%
Montana Facility Finance Authority, Senior Living, St. Johns Lutheran Ministries Project
Series A
5.750%, 05/15/2016	1,800	1,762
6.000%, 05/15/2025	1,675	1,553
Montana Facility Finance Authority, Sisters of Charity of Leavenworth
Series B
5.000%, 01/01/2024	2,500	2,785

		6,100

Nebraska - 1.3%
Revenue Bonds - 1.3%
Douglas County Hospital Authority #2, Immanuel Obligated Group
5.125%, 01/01/2023	1,130	1,189
Douglas County Hospital Authority #2, Nebraska Medical Center, Clarkson Regional Health Guaranty
5.000%, 11/15/2011	2,860	2,969
Douglas County Hospital Authority #3, Methodist Health
5.750%, 11/01/2028	1,000	1,054
Lancaster County Hospital Authority #1, BryanLG Medical Center Project
4.000%, 06/01/2018	2,000	2,002
Lancaster County Hospital Authority #1, Immanuel Obligated Group
4.750%, 01/01/2019	735	774
5.125%, 01/01/2023	1,000	1,052
Nebraska Investment Finance Authority, Great Plains Regional Medical Center Project
(RAAI)
4.700%, 11/15/2011	500	518
4.800%, 11/15/2012	500	525
4.900%, 11/15/2013	600	627

		10,710

Nevada - 0.3%
Revenue Bonds - 0.3%
Carson City Hospital, Carson-Tahoe Hospital
5.750%, 09/01/2011	550	566
5.750%, 09/01/2012	580	613
Escrowed to Maturity
5.750%, 09/01/2011 §	450	471
5.750%, 09/01/2012 §	475	519

		2,169

New Hampshire - 0.5%
Revenue Bonds - 0.5%
New Hampshire Health & Education Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,289
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.500%, 07/01/2025	1,000	998
New Hampshire Municipal Bond Bank
Series A (NATL)
4.500%, 02/15/2020	1,300	1,462

		3,749

New Jersey - 0.3%
Revenue Bond - 0.3%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	2,152

New York - 1.6%
Revenue Bonds - 0.9%
Long Island Power Authority
Series B
5.250%, 12/01/2013	4,000	4,528
Troy Capital Resource Revenue, Rensselaer Polytechnic Institute Project
Series
5.000%, 09/01/2019	1,200	1,362
5.000%, 09/01/2021	1,000	1,122

		7,012

DESCRIPTION	PAR	FAIR VALUE >
General Obligations - 0.7%
New York
Series A
5.750%, 08/01/2015	3,220	3,486
New York
Series D
5.500%, 06/01/2012	1,360	1,471
Series D, Escrowed to Maturity
5.500%, 06/01/2012 §	640	695

		5,652

		12,664

North Carolina - 2.3%
Revenue Bonds - 2.3%
North Carolina Capital Facilities Finance Agency Education Facilities, Meredith College
5.250%, 06/01/2020	900	962
North Carolina Eastern Power Agency
Series A (AGC)
5.250%, 01/01/2022	1,700	1,904
Series D
5.375%, 01/01/2013	2,955	3,221
North Carolina Medical Care Commission Health Care Facilities, First Mortgage Presbyterian
Series B
4.875%, 10/01/2013	2,035	2,054
5.000%, 10/01/2014	2,120	2,150
North Carolina Municipal Power Agency #1, Catawba Electric
Series A
5.000%, 01/01/2026	5,940	6,445
Series A (AGM)
5.250%, 01/01/2016	2,000	2,170

		18,906

North Dakota - 0.2%
Revenue Bond - 0.2%
Ward County Health Care Facility, Trinity Obligated Group
5.000%, 07/01/2014	1,180	1,246

Ohio - 1.3%
Revenue Bonds - 0.7%
Lake County Hospital Facilities, Lake Hospital System
Series C
5.500%, 08/15/2024	1,230	1,263
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	825
Ohio Higher Education Facilities, John Carroll University Project
4.000%, 04/01/2014	1,135	1,208
4.500%, 04/01/2015	1,000	1,091
Ohio Higher Education Facilities, Xavier University
4.000%, 05/01/2018	980	1,060
Ohio Water Development Authority
Escrowed to Maturity
9.375%, 12/01/2010 §	95	96

		5,543

General Obligations - 0.5%
Barberton City School District
(OSDCEP)
4.750%, 12/01/2021	1,260	1,418
Huber Heights School District
4.750%, 12/01/2025	595	650
Mason City School District
(AGM)
4.375%, 12/01/2019	1,095	1,218
Richland County, Limited Tax, Correctional Facilities Improvement
(AGC)
5.875%, 12/01/2024	500	582

		3,868

DESCRIPTION	PAR	FAIR VALUE >
Certificate of Participation - 0.1%
Akron
(AGC)
5.000%, 12/01/2015	1,000	1,151

		10,562

Oklahoma - 0.7%
Revenue Bonds - 0.7%
Cherokee County Economic Development Authority, Series A
Escrowed to Maturity, Zero Coupon Bond (AMBAC)
0.517%, 11/01/2011 § ʘ	3,340	3,321
McClain County Economic Development Authority, Educational Facilities Lease, Newcastle Public Schools Project
5.000%, 09/01/2011	345	355
5.000%, 09/01/2012	355	375
4.125%, 09/01/2013	250	263
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project
(AMT)
5.750%, 01/01/2023	1,430	1,348

		5,662

Pennsylvania - 1.8%
Revenue Bonds - 1.6%
Allegheny County Hospital, University of Pittsburgh Medical Center
Series B
5.000%, 06/15/2018	3,000	3,423
Delaware County College Authority, Neumann College
5.250%, 10/01/2020	535	587
5.375%, 10/01/2021	565	619
Delaware County Hospital Authority, Crozer-Chester Medical Center
(RAAI)
5.000%, 12/15/2015	1,275	1,319
5.000%, 12/15/2017	1,405	1,413
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care
6.125%, 02/01/2028	1,000	917
Philadelphia Gas Works, Ninth Series
5.000%, 08/01/2030	3,000	3,068
Westmoreland County Industrial Development Authority, Retirement Community, Redstone
Series A
5.375%, 01/01/2014	1,100	1,109
5.500%, 01/01/2016	1,200	1,195

		13,650

General Obligation - 0.2%
Bethel Park School District
(STAID)
4.125%, 08/01/2020	1,315	1,418

		15,068

Puerto Rico - 0.6%
Revenue Bond - 0.1%
Puerto Rico Public Buildings Authority, Government Facilities
Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	1,094

General Obligation - 0.5%
Puerto Rico Commonwealth, Public Improvement
Series A
5.000%, 07/01/2020	4,000	4,202

		5,296

South Carolina - 1.0%
Revenue Bonds - 1.0%
Charleston Educational Excellence Financing Corporation, Charleston County School District Project
5.000%, 12/01/2013	2,000	2,262
Lexington County Health Services District
Pre-refunded 11/01/2013 @ 100
5.500%, 11/01/2023 ◊	2,000	2,294
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance
5.000%, 08/01/2018	1,000	1,070
Series A
6.000%, 08/01/2013	645	711
Series C
6.000%, 08/01/2013	2,000	2,173

		8,510

DESCRIPTION	PAR	FAIR VALUE >
South Dakota - 1.2%
Revenue Bonds - 0.9%
South Dakota Health & Educational Facilities Authority, Sanford Health
5.000%, 11/01/2024	1,000	1,050
South Dakota Health & Educational Facilities Authority, Vocational Education Program
(AGC)
5.125%, 08/01/2028	1,500	1,638
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
4.750%, 09/01/2011	530	543
5.000%, 09/01/2012	1,000	1,052
5.000%, 09/01/2013	1,000	1,053
5.000%, 09/01/2025	1,770	1,785

		7,121

Certificate of Participation - 0.3%
Deadwood
Series 2005 (ACA)
5.000%, 11/01/2018	2,385	2,434

		9,555

Tennessee - 4.2%
Revenue Bonds - 3.9%
Chattanooga Health, Educational & Housing Facilities Board, Catholic Health Initiatives
Series D
6.125%, 10/01/2028	2,265	2,595
Claiborne County Industrial Development Board, Lincoln Memorial University Project
6.125%, 10/01/2029	3,460	3,622
Jackson Hospital, Jackson-Madison Project
5.250%, 04/01/2023	4,000	4,226
Memphis-Shelby County Sports Authority, Memphis Arena Project
Series A
5.125%, 11/01/2024	4,430	4,884
Series B
5.500%, 11/01/2020	1,000	1,173
5.250%, 11/01/2025	1,860	2,057
Series C (NATL)
5.000%, 11/01/2017	3,175	3,574
Metropolitan Government of Nashville & Davidson County, Water Sewer
Escrowed to Maturity
6.400%, 04/01/2011 §	1,030	1,062
Shelby County Health, Educational & Housing Facility Board, Methodist Healthcare
Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 ◊	935	1,033
6.000%, 09/01/2016 ◊	565	624
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health System Project
(RAAI)
5.000%, 09/01/2016	2,000	2,056
Escrowed to Maturity
6.250%, 09/01/2011 §	1,465	1,543
6.250%, 09/01/2012 §	1,085	1,189
Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 ◊	2,215	2,461

		32,099

General Obligation - 0.3%
Memphis
(NATL)
5.000%, 10/01/2016	2,000	2,368

		34,467

DESCRIPTION	PAR	FAIR VALUE >
Texas - 10.0%
Revenue Bonds - 4.7%
Brazos River Harbor Navigation District, Brazoria County Environmental, Dow Chemical Company Project
Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	1,036
El Paso Water & Sewer
Series A (AGM)
4.000%, 03/01/2018	650	697
Grapevine Industrial Development Corporation, Air Cargo
(AMT)
6.500%, 01/01/2024	475	476
Gregg County Health Facilities Development, Good Shepherd Medical Center Project
Series A
5.000%, 10/01/2013	1,230	1,291
Hale Center Education Facilities, Wayland Baptist University Project
4.000%, 03/01/2021 «	875	868
4.000%, 03/01/2022 «	500	489
4.000%, 03/01/2023 «	800	779
4.250%, 03/01/2025 «	440	431
Harris County Health Facilities Development Corporation, Memorial Hermann Healthcare System
Series B
7.125%, 12/01/2031	1,950	2,259
Harrison County Health Facilities Development Corporation, Good Shepherd Health System
5.000%, 07/01/2019	2,270	2,333
5.000%, 07/01/2020	2,380	2,418
Houston Health Facilities Development Corporation, Buckingham Senior Living Community
Series A, Pre-refunded 02/15/2014 @ 101
7.000%, 02/15/2023 ◊	2,000	2,406
League City Waterworks & Sewer System
(AGM)
4.000%, 02/15/2018	1,230	1,350
4.375%, 02/15/2023	1,315	1,401
Lubbock Educational Facilities Authority, Lubbock Christian University
5.000%, 11/01/2016	1,000	1,093
North Texas Tollway Authority, First Tier
Series A
6.000%, 01/01/2024	2,500	2,813
Series E-3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038	3,000	3,463
Odessa Housing Finance Corporation, Residual Values
Escrowed to Maturity, Zero Coupon Bond (NATL)
0.086%, 06/01/2012 § ʘ	1,465	1,444
San Leanna Educational Facilities Corporation Higher Education, Saint Edwards University Project
5.000%, 06/01/2019	575	608
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility, Northwest Senior Housing, Edgemere Project
Series A
5.750%, 11/15/2014	1,235	1,283
Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Stayton at Museum Way
Series C-2
6.500%, 11/15/2014	3,000	3,004
Texas Transportation Commission, First Tier
5.000%, 04/01/2017	2,000	2,387
Travis County Health Facilities, Development Corporation Retirement Facilities, Querencia Barton Creek Project
5.250%, 11/15/2017	1,000	969
5.500%, 11/15/2025	900	845
Tyler Health Facilities Development Corporation, Mother Frances Hospital
5.250%, 07/01/2012	1,000	1,045
Victoria Utilities Systems
(AMBAC)
4.400%, 12/01/2019	1,000	1,103

		38,291

DESCRIPTION	PAR	FAIR VALUE >
General Obligations - 5.3%
Alvin Independent School District, Schoolhouse
(PSFG)
4.125%, 02/15/2019	1,110	1,211
Brownsville
(NATL)
5.000%, 02/15/2017	2,125	2,367
Corinth
(NATL)
4.500%, 02/15/2019	1,180	1,302
Dallas
(NATL)
4.500%, 02/15/2027	5,000	5,283
Dallas County Utilities & Reclamation District
Series A (AMBAC)
5.150%, 02/15/2022	5,715	6,023
El Paso County
(NATL)
5.000%, 02/15/2018	2,440	2,900
Elgin Independent School District, School Building
(PSFG)
4.375%, 08/01/2019	1,120	1,260
Fort Bend Independent School District
4.550%, 02/15/2025	2,000	2,192
Frisco
(AMBAC)
4.500%, 02/15/2016	2,045	2,340
Pre-refunded 02/15/2011 @ 100 (FGIC) (NATL)
5.000%, 02/15/2018 ◊	1,125	1,145
5.000%, 02/15/2019 ◊	1,675	1,704
Giddings Independent School District, School Building
Series A (PSFG)
4.250%, 02/15/2019	875	975
Grand Prairie Independent School District, School Building
Series A (PSFG)
4.500%, 02/15/2018	635	725
Howard County Junior College District
(AMBAC)
4.250%, 02/15/2018	715	788
Kaufman County
(AGM)
5.000%, 02/15/2017	1,000	1,052
Mansfield Independent School District, School Building
(PSFG)
5.000%, 02/15/2022	770	868
Northwest Texas Independent School District
(PSFG)
4.500%, 02/15/2026	1,000	1,058
Plano Independent School District, School Building
Series A
5.000%, 02/15/2025	1,000	1,129
San Angelo
Series A (NATL)
4.400%, 02/15/2019	875	974
San Antonio
4.125%, 02/01/2019	1,000	1,092
4.250%, 02/01/2020	1,140	1,240
Sunnyvale School District, School Building
(PSFG)
4.400%, 02/15/2020	870	966
Teague Independent School District, School Building
(PSFG)
5.000%, 02/15/2019	2,210	2,610
Texas, Water Financial Assistance
Series A
5.000%, 08/01/2017	1,500	1,794
Victoria Independent School District, School Building
(PSFG)
5.000%, 02/15/2018	500	587

		43,585

		81,876

Utah - 0.1%
Revenue Bond - 0.1%
South Jordan, Sales Tax
Pre-refunded 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018 ◊	1,000	1,045

DESCRIPTION	PAR	FAIR VALUE >
Washington - 4.0%
Revenue Bonds - 1.2%
Snohomish County Housing Authority
6.300%, 04/01/2016	700	711
Washington Health Care Facilities, Washington Health Services
6.250%, 07/01/2024	3,125	3,394
6.750%, 07/01/2029	2,000	2,197
Washington Higher Education Facilities Authority, Whitworth University Project
5.125%, 10/01/2024	3,250	3,382

		9,684

General Obligations - 2.8%
Clark County School District #37, Vancouver
(AGM)
5.250%, 12/01/2014	1,515	1,767
King County School District #401, Highline Public Schools
(AGM) (SBG)
5.250%, 12/01/2025	500	564
King County School District #412, Shoreline
(SBG)
5.750%, 12/01/2021	265	321
Snohomish County, Limited Tax
Pre-refunded 12/01/2011 @ 100 (NATL)
5.375%, 12/01/2019 ◊	4,440	4,696
5.375%, 12/01/2019 ◊	560	592
Spokane County School District #356, Central Valley
Series B, Zero Coupon Bond (FGIC) (NATL)
1.749%, 12/01/2014 ʘ	5,690	5,292
Spokane County School District #81, Spokane
(NATL)
5.000%, 06/01/2016	1,000	1,148
Washington
Series C
5.500%, 07/01/2014	2,275	2,650
Series S-5, Zero Coupon Bond (FGIC) (NATL)
2.020%, 01/01/2016 ʘ	3,000	2,700
Washington, Various Purpose
Series R-A (AMBAC)
5.000%, 01/01/2025	3,000	3,316

		23,046

		32,730

Wisconsin - 2.1%
Revenue Bonds - 1.9%
Franklin Solid Waste Disposal, Waste Management Wisconsin Incorporated
Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	2,132
Wisconsin Health & Educational Facilities Authority, Aurora Health Care Incorporated
Series A
5.500%, 02/15/2020	1,500	1,502
Wisconsin Health & Educational Facilities Authority, Beloit College
Series A
6.000%, 06/01/2030	2,060	2,170
Wisconsin Health & Educational Facilities Authority, Childrens Hospital
Series B
4.350%, 08/15/2019	1,350	1,448
Wisconsin Health & Educational Facilities Authority, Eastcastle Place Incorporated Project
5.750%, 12/01/2019	2,000	2,002
Wisconsin Health & Educational Facilities Authority, Fort Healthcare Incorporated Project
5.375%, 05/01/2018	1,250	1,282
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic
Series B
5.500%, 02/15/2013	850	881
Wisconsin Health & Educational Facilities Authority, Southwest Health Center
Series A
6.125%, 04/01/2024	1,500	1,524
Wisconsin Health & Educational Facilities Authority, Vernon Memorial Healthcare Incorporated Project
4.650%, 03/01/2015	780	807
Wisconsin Health & Educational Facilities Authority, Wisconsin Medical College
Series A (NATL)
5.000%, 12/01/2015	1,450	1,601

		15,349

DESCRIPTION	PAR	FAIR VALUE >
General Obligation - 0.2%
Door County
Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 ⌘	1,720	1,782

		17,131

Wyoming - 0.3%
Revenue Bond - 0.3%
Lincoln County, Pacificorp Project
Mandatory Put 06/03/2013 @ 100 (AMT)
4.125%, 11/01/2025	2,250	2,338

Total Municipal Bonds
(Cost $724,990)		777,316

	SHARES
Short-Term Investments - 5.3%
Money Market Fund - 2.8%
First American Tax Free Obligations Fund, Class Z	23,233,496	23,233

0.024% ÅΩ
	PAR
Variable Rate Demand Notes ❖ - 2.5%
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Board Program
Series A-9 (LOC: Bank of America)
0.320%, 09/01/2036	$300	300
New York Dormitory Authority, St. John’s University
Series A (LOC: JPMorgan Chase Bank)
0.240%, 07/01/2030	10,000	10,000
South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Charleston Southern University Project
(LOC:Bank of America)
0.320%, 04/01/2028	9,920	9,920

		20,220

Total Short-Term Investments
(Cost $43,453)		43,453

Total Investments ▲ - 99.9%
(Cost $768,443)		820,769

Other Assets and Liabilities, Net - 0.1%		1,040

Total Net Assets - 100.0%		$821,809

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest.If callable, these bonds may still be subject to call prior to maturity.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest.These bonds mature at the call date and price indicated.

ʘ	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value.The rate shown is the effective yield as of September 30, 2010.

◑	Convertible Capital Appreciation Bonds (Convertible CABs) bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

«	Security purchased on a when-issued basis.On September 30, 2010 the total cost of investments purchased on a when-issued basis was $3,956 or 0.5% of total net assets.

Y	Auction rate security.The coupon rate shown represents the rate as of September 30, 2010.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.As of September 30, 2010, the fair value of the fund’s investments considered to be illiquid was $1,172 or 0.1% of total net assets. Information concerning the illiquid securities is as follows:

Security	Par	Dates Acquired	Cost Basis
Illinois Finance Authority, Claire at Water Tower Project, Series A-4	$700	11/05	$987
Illinois Finance Authority, Claire at Water Tower Project, Series A-5	700	11/05	986
Illinois Finance Authority, Claire at Water Tower Project, Series B	600	11/05	58

⌘	Crossover Refunded securities are backed by the credit of the refunding issuer.These bonds mature at the call date and price indicated.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of September 30, 2010.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $768,443.The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$54,877
Gross unrealized depreciation	(2,551)

Net unrealized appreciation	$52,326

ACA — ACA Financial Guaranty Corporation
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — Ambac Assurance Corporation. On November 8, 2010, Ambac Financial Group, the parent of Ambac Assurance Corporation (“AMBAC”), filed for relief under the United States Bankruptcy Code. If a bond insured by AMBAC defaults, it is unclear whether AMBAC would be able to meet its obligation to cover outstanding interest and principal payments on the bond. The advisor currently relies solely on the credit quality and other characteristics of the bond issuer in considering whether to purchase or hold a bond insured by AMBAC.
AMT — Alternative Minimum Tax. As of September 30, 2010, the aggregate fair value of securities subject to the AMT was
$9,408 which represents 1.1% of total net assets.
CIFG — CDC IXIS Financial Guaranty
CMI — California Mortgage Insurance Program
COMGTY — Commonwealth Guaranty
FGIC — Financial Guaranty Insurance Corporation
GNMA — Government National Mortgage Association
LOC — Letter of Credit
MQSBLF — Michigan Qualified School Board Loan Fund Program
NATL — National Public Finance Guarantee Corporation
OSDCEP — Ohio School District Credit Enhancement Program
PSFG — Permanent School Fund Guaranty
RAAI — Radian Asset Assurance Inc.
SBG — School Board Guaranty
SGI — Syncora Guarantee Inc.
SMO — State Moral Obligation
STAID — State Aid Withholding
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of September 30, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Revenue Bonds	$—	$536,928	$—	$536,928
General Obligations	—	223,497	—	223,497
Certificates of Participation	—	16,891	—	16,891
Short-Term Investments	23,233	20,220	—	43,453

Total Investments	$23,233	$797,536	$—	$820,769

During the period ended September 30, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments September 30, 2010, all dollars rounded to thousands (000)
Inflation Protected Securities Fund

DESCRIPTION	PAR	FAIR VALUE >

U.S. Government & Agency Securities - 88.0%
U.S. Treasuries - 86.3%
U.S. Treasury Bonds
2.375%, 01/15/2025 ◄	$11,005	$12,655
2.000%, 01/15/2026 ◄	4,476	4,922
2.375%, 01/15/2027 ◄	6,000	6,926
1.750%, 01/15/2028 ◄	2,914	3,088
3.625%, 04/15/2028 ◄	8,020	10,727
2.500%, 01/15/2029 ◄	2,792	3,294
3.875%, 04/15/2029 ◄	8,852	12,310
2.125%, 02/15/2040 ◄	6,531	7,298
4.625%, 02/15/2040	100	117
U.S. Treasury Notes
3.500%, 01/15/2011 ◄	3,225	3,254
2.375%, 04/15/2011 ◄	912	923
2.000%, 04/15/2012 ◄	1,612	1,667
3.000%, 07/15/2012 ◄	3,698	3,927
1.875%, 07/15/2013 ◄	4,689	4,983
2.000%, 01/15/2014 ◄	4,495	4,821
2.000%, 07/15/2014 ◄	4,511	4,879
1.625%, 01/15/2015 ◄	6,451	6,894
0.500%, 04/15/2015 ◄	4,804	4,933
1.875%, 07/15/2015 ◄	7,835	8,517
2.000%, 01/15/2016 ◄	6,591	7,223
2.500%, 07/15/2016 ◄	4,658	5,275
2.375%, 01/15/2017 ◄	4,276	4,819
2.625%, 07/15/2017 ◄	3,918	4,518
1.625%, 01/15/2018 ◄	4,683	5,081
1.375%, 07/15/2018 ◄	2,927	3,131
2.125%, 01/15/2019 ◄	3,980	4,481
1.875%, 07/15/2019 ◄	5,161	5,721
3.375%, 11/15/2019	1,975	2,128
1.375%, 01/15/2020 ◄	6,740	7,162
1.250%, 07/15/2020 ◄	10,127	10,626

		166,300

U.S. Agency Debentures - 1.7%
Federal Home Loan Bank
1.500%, 01/16/2013	760	775
Federal National Mortgage Association
5.250%, 08/01/2012	890	960
1.750%, 02/22/2013 ▼	720	738
4.375%, 10/15/2015	735	834

		3,307

Total U.S. Government & Agency Securities
(Cost $160,082)		169,607

Corporate Bonds - 6.6%
Basic Industry - 1.4%
FMG Finance
10.000%, 09/01/2013 ■ ¬	500	552
Georgia-Pacific
7.125%, 01/15/2017 ■	150	159
Incitec Pivot Finance
6.000%, 12/10/2019 ■	200	212
Southern Copper
7.500%, 07/27/2035	1,000	1,160
Steel Dynamics
7.625%, 03/15/2020 ■ ▼	175	182
Vedanta Resources
9.500%, 07/18/2018 ■ ▼ ¬	400	432

		2,697

Capital Goods - 0.1%
Bombardier
7.500%, 03/15/2018 ■ ¬	200	215

Consumer Cyclical - 0.1%
Macys Retail Holdings
5.900%, 12/01/2016	200	213

Consumer Non Cyclical - 0.1%
HCA
9.250%, 11/15/2016	100	108

Electric - 0.3%
AES
8.000%, 10/15/2017	150	162
Calpine
7.875%, 07/31/2020 ■	250	257
Majapahit Holding
7.750%, 01/20/2020 ■ ¬	200	240

		659

Energy - 0.6%
Cloud Peak Energy
8.250%, 12/15/2017	200	211
Concho Resources
8.625%, 10/01/2017	200	212
Holly Energy Partners
6.250%, 03/01/2015 ▼	200	197
Linn Energy
8.625%, 04/15/2020 ■	175	186
Pride International
6.875%, 08/15/2020	160	174
Range Resources
8.000%, 05/15/2019	250	273

		1,253

DESCRIPTION	PAR	FAIR VALUE >

Insurance - 0.5%
Pacific Life Global Funding
3.230%, 02/06/2016 ■ Δ	1,000	980

Natural Gas - 0.2%
Energy Transfer Equity
7.500%, 10/15/2020 ▼	350	368

Sovereigns - 3.1%
Australian Government
5.750%, 04/15/2012 ¬	800	784
Canadian Government
1.500%, 03/01/2012 ¬	800	780
3.500%, 06/01/2020 ¬	750	774
Norwegian Government
6.000%, 05/16/2011 ¬	5,000	868
6.500%, 05/15/2013 ¬	3,300	619
Republic of Germany
2.250%, 04/10/2015 ¬	1,300	1,839
Republic of Poland
6.375%, 07/15/2019 ¬	200	236

		5,900

Transportation - 0.2%
Avis Budget Car Rental
7.750%, 05/15/2016	150	147
Continental Airlines
Series 2007-1, Class C
7.339%, 04/19/2014 ▼	177	176

		323

Total Corporate Bonds
(Cost $11,970)		12,716

Asset-Backed Securities - 3.8%
Other - 3.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.396%, 07/15/2044 Δ	1,255	1,382
Greenwich Capital Commercial Funding
Series 2007-GG11, Class A4
5.736%, 12/10/2049	3,300	3,454
GS Mortgage Securities II
Series 2007-GG10, Class A4
6.002%, 08/10/2045 Δ	1,000	1,045
JPMorgan Chase Commercial Mortgage Securities
Series 2010-C1, Class A1
3.853%, 06/15/2043 ■	1,015	1,063
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.690%, 02/12/2051	380	405

Total Asset-Backed Securities
(Cost $7,102)		7,349

Collateralized Mortgage Obligation — Private Mortgage-Backed Security - 0.4%
Fixed Rate - 0.4%
OBP Depositor Trust
Series 2010-OBP, Class A
4.646%, 07/15/2045 ■
(Cost $700)	700	757

Municipal Bond - 0.3%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $675)	675	675

	SHARES
Preferred Stocks - 0.2%
Banking - 0.1%
Goldman Sachs Group
Series A	11,000	233

Finance - 0.1%
Bank of America
Series 5	13,000	234
Fannie Mae
Series S	16,000	7

		241

Total Preferred Stocks
(Cost $812)		474

Exchange-Traded Fund - 0.2%
iShares iBoxx $ High Yield Corporate Bond Fund ▼
(Cost $293)	3,500	314

DESCRIPTION	PAR	FAIR VALUE >

Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Security 0.0%
Fixed Rate - 0.0%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011
(Cost $58)	$58	59

SHARES
Short-Term Investments - 0.4%
Money Market Fund - 0.3%
First American Prime Obligations Fund, Class Z
0.119% ⊕ Ω	596,674	597

	PAR
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills □
0.130%, 12/16/2010	$30	30
0.142%, 02/10/2011	140	140
0.175%, 04/07/2011	65	65

		235

Total Short-Term Investments
(Cost $832)		832

	SHARES
Investment Purchased with Proceeds from Securities Lending - 1.3%
Mount Vernon Securities Lending Prime Portfolio
0.305% Ω †
(Cost $2,456)	2,455,766	2,456

Total Investments ▲ - 101.2%
(Cost $184,980)		195,239

Other Assets and Liabilities, Net — (1.2)%		(2,409)

Total Net Assets - 100.0%		$192,830

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

▼	This security or a portion of this security is out on loan at September 30, 2010. Total loaned securities had a fair value of $2,408 at September 30, 2010.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of September 30, 2010, the fair value of these investments was $5,235 or 2.7% of total net assets.

¬	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of September 30, 2010, the fair value of foreign securities was $7,339 or 3.8% of total net assets.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2010.

⊕	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the annualized effective yield as of September 30, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $184,980. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$10,676
Gross unrealized depreciation	(417)

Net unrealized appreciation	$10,259

Schedule of Open Futures Contracts

				Unrealized
		Number of Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

Euro FX Currency Futures	December 2010	(6)	$(1,023)	$(13)
U.S. Treasury 2 Year Note Futures	December 2010	5	1,097	3
U.S. Treasury 5 Year Note Futures	December 2010	(31)	(3,748)	(4)
U.S. Treasury Long Bond Futures	December 2010	(10)	(1,337)	1

				$(13)

Interest Rate Swap Agreements

		Pay/Receive				Unrealized
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Depreciation

JPMorgan Chase	3-Month LIBOR	Receive	1.255%	11/03/2011	$4,000	$(53)
JPMorgan Chase	3-Month LIBOR	Receive	3.858%	01/19/2020	1,000	(124)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	4,000	(38)
UBS	3-Month LIBOR	Receive	1.133%	03/25/2012	2,000	(20)
UBS	3-Month LIBOR	Receive	1.048%	06/25/2012	4,000	(47)
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	2,000	(148)

						$(430)

As of September 30, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Interest Rate Contracts	$4

Balance as of September 30, 2010	$4

Liability Derivatives
Foreign Exchange Contracts	$13
Interest Rate Contracts	$434

Balance as of September 30, 2010	$447

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc. and foreign securities for which an independent pricing service may be employed for purposes of fair market valuation).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Government & Agency Securities	$—	$169,607	$—	$169,607
Corporate Bonds	—	12,540	176	12,716
Asset-Backed Securities	—	7,349	—	7,349
Collateralized Mortgage Obligation — Private Mortgage-Backed Security	—	757	—	757
Municipal Bond	—	675	—	675
Preferred Stocks	241	—	233	474
Exchange-Traded Fund	314	—	—	314
Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Security	—	59	—	59
Short-Term Investments	597	235	—	832
Investments Purchased with Proceeds from Securities Lending	2,456	—	—	2,456

Total Investments	$3,608	$191,222	$409	$195,239

As of September 30, 2010, the fund’s investments in other financial instruments* were classified as follows:	$(13)	$(430)	$—	$(443)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2010	$883
Accrued discounts/premiums	1
Realized gain (loss)	—
Net change in net unrealized appreciation or depreciation	40
Net purchases (sales)	21
Transfers in and/or (out) of Level 3	(536)

Balance as of September 30, 2010	$409

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of September 30, 2010	$40

During the period ended September 30, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

Schedule of Investments September 30, 2010 (unaudited), all dollars are rounded to thousands (000)
Minnesota Intermediate Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE >

Municipal Bonds - 96.8%
Revenue Bonds - 69.0%
Continuing Care Retirement Communities - 0.4%
Glencoe Health Care Facilities, Glencoe Regional Health Services Project,
Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 ◊	$1,000	$1,045

Economic Development - 1.3%
Minneapolis Community Development Agency
Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 ◊	1,000	1,058
Minneapolis Development, Common Bond
Series 1A (AMT)
4.550%, 12/01/2013	480	511
4.625%, 12/01/2014	505	542
Minneapolis Supported Development, Common Bond
Series 2A (AMT)
5.125%, 06/01/2022	1,000	1,039

		3,150

Education - 16.9%
Minneapolis, The Blake School Project
4.000%, 09/01/2019	550	601
4.000%, 09/01/2020	340	369
4.000%, 09/01/2021	315	340
Pre-refunded 09/01/2011 @ 100
5.000%, 09/01/2012 ◊	445	464
Minnesota Colleges & Universities
Series A
4.000%, 10/01/2022	985	1,058
4.000%, 10/01/2023	1,755	1,873
Minnesota Higher Education Facilities Authority, Augsburg College
Series 4-Y
5.000%, 10/01/2011	500	501
5.000%, 10/01/2012	500	501
Series 6-C
4.750%, 05/01/2018	1,075	1,116
Series 6-J1
5.000%, 05/01/2013	320	345
5.000%, 05/01/2016	375	411
5.000%, 05/01/2020	1,295	1,369
Series 7-G
4.000%, 10/01/2021 «	815	805
5.000%, 10/01/2027 «	705	716
Minnesota Higher Education Facilities Authority, Bethel University
Series 6-R
5.500%, 05/01/2018	1,125	1,188
5.500%, 05/01/2019	1,185	1,243
5.500%, 05/01/2024	1,050	1,084
Minnesota Higher Education Facilities Authority, College of Art & Design
Series 5-K
5.000%, 05/01/2011	90	92
Series 6-K
5.000%, 05/01/2013	310	334
5.000%, 05/01/2014	320	351
5.000%, 05/01/2015	340	378
5.000%, 05/01/2016	355	389
5.000%, 05/01/2017	370	401
Minnesota Higher Education Facilities Authority, Gustavus Adolfus College
Series 7-B
5.000%, 10/01/2018	1,500	1,716
5.000%, 10/01/2023	1,040	1,151
4.250%, 10/01/2024	150	155
4.250%, 10/01/2025	150	153

DESCRIPTION	PAR	FAIR VALUE >

Minnesota Higher Education Facilities Authority, Hamline University
Series 7-E
4.125%, 10/01/2018	1,000	1,033
4.375%, 10/01/2020	1,370	1,407
4.500%, 10/01/2021	500	514
5.000%, 10/01/2029	250	258
Minnesota Higher Education Facilities Authority, St. Benedict College
Series V
4.500%, 03/01/2017	1,585	1,706
Minnesota Higher Education Facilities Authority, St. Catherine College
Series 5-N1
5.250%, 10/01/2022	500	510
Minnesota Higher Education Facilities Authority, St. John’s University
Series 6-U
4.200%, 10/01/2019	290	315
4.300%, 10/01/2020	385	417
4.500%, 10/01/2022	145	156
Minnesota Higher Education Facilities Authority, St. Olaf College
Series 6-O
5.000%, 10/01/2016	500	574
4.500%, 10/01/2019	250	264
Minnesota Higher Education Facilities Authority, St. Scholastica College
Series 5-J
5.250%, 12/01/2011	210	211
Series 6-S
4.375%, 12/01/2016	360	383
4.500%, 12/01/2017	380	406
Minnesota Higher Education Facilities Authority, University of St. Thomas
Series 6-I
4.000%, 04/01/2014	1,045	1,131
Series 6-X
4.500%, 04/01/2021	500	536
5.000%, 04/01/2024	1,250	1,362
Series 7-A
4.000%, 10/01/2017	1,000	1,089
4.500%, 10/01/2018	1,000	1,123
4.500%, 10/01/2019	1,845	2,066
Moorhead Educational Facilities, Concordia College
Series A
4.100%, 12/15/2014	500	537
4.200%, 12/15/2015	880	953
4.300%, 12/15/2016	925	992
5.000%, 12/15/2018	1,005	1,088
5.000%, 12/15/2019	1,060	1,135
University of Minnesota
Series C
3.000%, 02/01/2013	250	264
4.000%, 02/01/2016	500	562
5.000%, 12/01/2019	1,000	1,197

		41,293

Healthcare - 28.0%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.250%, 02/01/2015	735	752
Bemidji Health Care Facilities, North County Health Services
4.125%, 09/01/2013	300	312
4.250%, 09/01/2015	500	525
5.000%, 09/01/2017	500	532
5.000%, 09/01/2018	1,050	1,108
5.000%, 09/01/2019	1,110	1,165
Cuyuna Range Hospital District
5.000%, 06/01/2016	425	433
5.000%, 06/01/2017	1,340	1,391
5.000%, 06/01/2019	1,320	1,339
Duluth Economic Development Authority, Benedictine Health System-St. Mary’s,
Pre-refunded 02/15/2014 @ 100
5.375%, 02/15/2022 ◊	2,045	2,360

DESCRIPTION	PAR	FAIR VALUE >

Fergus Falls Health Care Facilities, Lake Region Healthcare Project
4.750%, 08/01/2025	650	657
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	798
5.000%, 04/01/2014	800	843
5.000%, 04/01/2015	845	887
5.000%, 04/01/2017	1,815	1,876
Maple Grove Health Care Facilities, North Memorial Health Care
4.500%, 09/01/2017	1,730	1,833
Maple Grove Health Care System, Maple Grove Hospital
5.000%, 05/01/2017	1,000	1,111
Marshall Medical Center, Avera Marshall Regional Medical Center Project, Escrowed to Maturity
4.500%, 11/01/2013 §	345	378
Pre-refunded 11/01/2015 @ 100
4.750%, 11/01/2020 ◊	1,155	1,323
Meeker County Hospital Facilities, Memorial Hospital Project
5.625%, 11/01/2022	1,000	1,037
Minneapolis & St. Paul Housing & Redevelopment Authority, Minnesota Children’s Hospitals & Clinics
Series A
5.250%, 08/15/2025	1,000	1,082
5.000%, 08/15/2030	850	867
Minneapolis Health Care System, Allina Health System
Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 ◊	2,500	2,791
5.750%, 11/15/2032 ◊	1,300	1,444
Minneapolis Health Care System, Fairview Health Services
Series A
6.375%, 11/15/2023	4,000	4,683
Series A, Escrowed to Maturity
5.000%, 05/15/2012 §	605	650
Minneapolis National Marrow Donor Program
4.250%, 08/01/2020	3,000	3,000
Minnesota Agricultural & Economic Development Board, Essentia Health Obligated Group
Series C-1 (AGC)
5.500%, 02/15/2025	1,000	1,121
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	280	283
5.500%, 02/01/2012	200	209
5.500%, 02/01/2015	730	761
Minnesota Agricultural & Economic Development Board, Health Care System
Series A (NATL)
5.500%, 11/15/2017	305	306
5.750%, 11/15/2026	10	10
Monticello-Big Lake Community Hospital District, Health Care Facilities
Series C
5.750%, 12/01/2015	2,320	2,375
Northfield Hospital
5.000%, 11/01/2013	715	753
5.000%, 11/01/2014	920	979
5.500%, 11/01/2017	1,080	1,175
Plymouth Health Facilities, Westhealth Project
Series A (AGM)
6.200%, 06/01/2011	485	487
Redwood Falls Hospital Facilities, Redwood Area Hospital Project
5.000%, 12/01/2021	1,015	1,040
Rochester Health Care Facilities, Olmsted Medical Center Project
5.125%, 07/01/2020	1,000	1,050
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	312
5.000%, 09/01/2017	1,785	1,847
St. Cloud Health Care, CentraCare Health System Project
(AGC)
5.375%, 05/01/2031	1,000	1,076
Series A
4.250%, 05/01/2021	1,000	1,033

DESCRIPTION	PAR	FAIR VALUE >

St. Louis Park Health Care Facilities, Park Nicollet Health Services
5.500%, 07/01/2029	1,300	1,357
Series C
5.625%, 07/01/2026	2,500	2,644
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A (NATL)
5.000%, 11/15/2015	500	560
5.000%, 11/15/2019	1,200	1,313
Series A-1
5.000%, 11/15/2024	3,000	3,204
St. Paul Housing & Redevelopment Authority, HealthEast Project
5.150%, 11/15/2020	1,840	1,814
St. Paul Housing & Redevelopment Authority, HealthPartners Obligated Group Project
5.250%, 05/15/2019	1,350	1,424
St. Paul Port Authority, HealthEast Midway Campus
Series A
5.250%, 05/01/2015	1,500	1,506
5.750%, 05/01/2025	2,000	2,000
Stillwater Health Care, Health Systems Obligated Group
4.250%, 06/01/2015	500	530
4.250%, 06/01/2016	260	271
Todd, Morrison, Cass & Wadena Counties, United Hospital District, Lakewood Health System
4.000%, 12/01/2013	400	433
Winona Health Care Facilities, Winona Health Obligated Group
5.000%, 07/01/2020	1,000	1,016
Series A
5.300%, 07/01/2017	525	546

		68,612

Housing - 1.2%
Moorhead Senior Housing, Sheyenne Crossing Project
5.600%, 04/01/2025	2,000	2,000
Worthington Housing Authority, Meadows Worthington Project
Series A
5.000%, 11/01/2017	1,000	986

		2,986

Lease Revenue - 2.6%
Andover Economic Development Authority Public Facilities, Community Center
Crossover refunded 02/01/2014 @ 100
5.000%, 02/01/2019 ⌘	495	543
5.000%, 02/01/2019 ⌘	730	802
Pine County Housing & Redevelopment Authority, Public Project
Series A
4.500%, 02/01/2016	465	503
4.500%, 02/01/2017	385	411
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.500%, 12/01/2019	180	198
4.500%, 12/01/2020	290	315
St. Paul Port Authority, Office Building
5.000%, 12/01/2019	2,415	2,568
Stevens County Housing & Redevelopment Authority, Public Project
Series A
4.000%, 02/01/2018	315	337
4.000%, 02/01/2019	325	343
4.100%, 02/01/2020	340	358

		6,378

Miscellaneous - 2.2%
Seaway Port Authority of Duluth, Cargill Incorporated Project
4.200%, 05/01/2013	2,000	2,076
St. Paul Housing & Redevelopment Authority, Parking Facilities Project
Series A
4.000%, 08/01/2021	805	844
4.125%, 08/01/2023	895	925
4.250%, 08/01/2024	935	972
4.250%, 08/01/2025	575	594

		5,411

DESCRIPTION	PAR	FAIR VALUE >

Tax Revenue - 1.7%
Hennepin County Sales Tax, Ballpark Project
Series B
4.375%, 12/15/2022	555	608
5.000%, 12/15/2029	1,000	1,102
Minneapolis St. Anthony Falls Project
5.000%, 02/01/2017	1,040	1,018
5.300%, 02/01/2021	570	544
Minneapolis Tax Increment, Grant Park Project
5.200%, 02/01/2022	1,000	927

		4,199

Transportation - 5.6%
Minneapolis & St. Paul Metropolitan Airports Commission
Series A
4.000%, 01/01/2019	1,000	1,095
5.000%, 01/01/2020	1,000	1,143
5.000%, 01/01/2021	500	565
Series A (NATL)
5.000%, 01/01/2019	1,000	1,047
5.000%, 01/01/2020	2,200	2,293
Series B (AMBAC) (AMT)
5.000%, 01/01/2020	2,125	2,218
Series C, Pre-refunded 01/01/2011 @ 100 (FGIC)
5.125%, 01/01/2020 ◊	3,095	3,133
Minnesota Public Facilities Authority, Transportation
5.000%, 03/01/2012	970	973
Puerto Rico Commonwealth, Highway & Transportation Authority
Series X (IBC) (NATL)
5.500%, 07/01/2013	1,250	1,328

		13,795

Utilities - 9.1%
Chaska Electric
Series A
5.650%, 10/01/2010	760	760
4.200%, 10/01/2015	1,000	1,102
Cohasset Pollution Control, Allete Project
(IBCC) (RAAI)
4.950%, 07/01/2022	2,230	2,300
Litchfield Electric Utilities
Series C (AGC)
5.000%, 02/01/2029	500	531
Marshall Public Utilities
Series A (AGC)
3.500%, 07/01/2016	315	334
3.500%, 07/01/2017	275	289
3.750%, 07/01/2018	340	361
Series B
3.500%, 07/01/2015	500	526
Minnesota State Municipal Power Agency
4.125%, 10/01/2017	420	467
5.250%, 10/01/2022	1,000	1,119
Northern Municipal Power Agency, Minnesota Electric Systems
Series A (AGC)
5.000%, 01/01/2019	1,000	1,144
5.000%, 01/01/2021	2,000	2,234
Series A (AMBAC)
5.000%, 01/01/2013	380	413
5.000%, 01/01/2017	460	528
Puerto Rico Commonwealth, Aqueduct & Sewer Authority
Series A (AGC)
5.000%, 07/01/2016	500	571
Shakopee Public Utilities
Series A (AGM)
4.250%, 02/01/2018	295	318
Southern Minnesota Municipal Power Agency
Series A (AMBAC)
5.250%, 01/01/2014	2,000	2,254
Series A, Zero Coupon Bond (NATL)
3.290%, 01/01/2020 ʘ	3,500	2,588
3.430%, 01/01/2021 ʘ	5,000	3,528
Western Minnesota Municipal Power Agency
Series A (AMBAC)
5.500%, 01/01/2011	1,000	1,004

		22,371

Total Revenue Bonds		169,240

DESCRIPTION	PAR	FAIR VALUE >

General Obligations - 25.6%
Anoka County Capital Improvement
Series A
4.100%, 02/01/2018	610	660
5.000%, 02/01/2020	1,000	1,164
Series B
4.550%, 01/01/2011	680	687
Series C
4.100%, 02/01/2018	285	323
4.200%, 02/01/2019	595	669
Series D
5.000%, 02/01/2024	500	553
Anoka-Hennepin Independent School District #11
Series A, Crossover refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2012 ⌘	1,000	1,012
5.000%, 02/01/2014 ⌘	2,000	2,024
Burnsville Independent School District #191, Alternative Facilities
Series A (AGM) (MSDCEP)
4.200%, 02/01/2025	350	369
Series A (MSDCEP)
4.250%, 02/01/2020	1,200	1,337
Chaska Independent School District #112, School Building
Series A (MSDCEP) (NATL)
4.250%, 02/01/2019	1,000	1,112
Chatfield Independent School District #227, School Building
Series A (AGM) (MSDCEP)
4.000%, 02/01/2018	450	507
Dakota County Community Development Agency
Series B
4.000%, 01/01/2022	625	686
Dakota County Community Development Agency, Senior Housing Facilities
Series A
4.375%, 01/01/2019	510	571
4.500%, 01/01/2020	215	239
Dassel Cokato Independent School District #466, School Building
Series A (MSCDEP)
4.000%, 03/01/2014	300	331
Duluth DECC Improvement
Series A
4.500%, 02/01/2021	1,160	1,286
4.500%, 02/01/2022	465	511
4.625%, 02/01/2024	1,100	1,199
Duluth Independent School District #709
Series A (AGM) (MSDCEP)
4.250%, 02/01/2022	1,150	1,256
Lakeville Independent School District #194
Series A, Crossover refunded 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022 ⌘	1,260	1,363
Mankato
Series A
3.500%, 02/01/2018	765	841
3.500%, 02/01/2019	775	837
Minneapolis
3.375%, 12/01/2023	650	669
4.000%, 12/01/2026	500	528

DESCRIPTION	PAR	FAIR VALUE >

Minneapolis Special School District #1
(MSDCEP)
4.000%, 02/01/2018	1,135	1,226
Minnesota
Series C
5.000%, 08/01/2019	500	611
Moorhead Independent School District #152,
Crossover refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 ⌘	3,450	3,650
5.000%, 04/01/2016 ⌘	2,510	2,656
Mounds View Independent School District #621, School Building
Series A (MSDCEP)
3.250%, 02/01/2017	625	676
4.000%, 02/01/2021	1,000	1,098
4.000%, 02/01/2022	750	816
Series A, Crossover refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 ⌘	1,000	1,015
Series A, Crossover refunded 02/01/2012 @ 100 (MSDCEP)
5.000%, 02/01/2019 ⌘	2,565	2,721
Series A, Crossover refunded 02/01/2012 @ 100 (MSDCEP) (NATL)
5.000%, 02/01/2018 ⌘	2,340	2,482
New Prague Independent School District #721, School Building
Series A (MSDCEP) (SGI)
3.750%, 02/01/2020	525	549
3.875%, 02/01/2022	475	494
Osseo Independent School District #279
Series A (MSDCEP)
4.000%, 02/01/2021	1,180	1,294
Pequot Lakes Independent School District #186,
Crossover refunded 02/01/2012 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018 ⌘	500	527
Perham, Disposal System
(AMT)
5.850%, 05/01/2015	1,205	1,226
Puerto Rico Commonwealth
(NATL)
6.000%, 07/01/2014	1,605	1,799
Series A
5.500%, 07/01/2018	575	643
5.500%, 07/01/2018	1,000	1,117
Series A (SGI)
5.500%, 07/01/2017	1,000	1,113
Puerto Rico Commonwealth, Government Development
Series B
5.000%, 12/01/2014	1,000	1,086
Ramsey County Capital Improvement
Series A
4.000%, 02/01/2018	520	597
Robbinsdale Independent School District #281, Alternative Facility
Series B (MSDCEP)
4.500%, 02/01/2021	500	560
Rochester Wastewater
Series A
4.000%, 12/01/2018	1,140	1,278
Sauk Rapids Independent School District #47
Series B, Zero Coupon Bond, Crossover refunded 02/01/2011 @ 89.37 (AGM) (MSDCEP)
1.291%, 02/01/2013 ⌘ ʘ	1,055	939
Series B, Zero Coupon Bond, Crossover refunded 02/01/2011 @ 94.63 (AGM) (MSDCEP)
1.292%, 02/01/2012 ⌘ ʘ	1,790	1,686
South Washington County, Independent School District #833
Series A (MSDCEP)
4.000%, 02/01/2022	2,000	2,186
Series B, Crossover refunded 02/01/2012 @ 100 (AGM) (MSDCEP)
5.000%, 02/01/2015 ⌘	1,030	1,093

DESCRIPTION	PAR	FAIR VALUE >

St. Cloud Library Sales Tax
Series B (AGM)
4.000%, 02/01/2018	1,000	1,096
St. Michael Independent School District #885,
Crossover refunded 02/01/2012 @ 100 (AGM) (MSDCEP)
5.000%, 02/01/2014 ⌘	1,190	1,252
5.000%, 02/01/2017 ⌘	1,000	1,053
St. Peter
Series A (AGM)
3.000%, 09/01/2018	550	586
3.150%, 09/01/2019	515	547
3.300%, 09/01/2020	585	621
Wadena Deer Creek Independent School District #2155 (MSDCEP)
4.000%, 02/01/2018	430	481
4.000%, 02/01/2019	410	452
Wright County Jail
Series A (MCCEP)
4.500%, 12/01/2020	640	722
Zumbrota-Mazeppa Independent School District #2805, Alternative Facilities
Series A (MSDCEP)
4.000%, 02/01/2019	200	222

Total General Obligations		62,904

Certificates of Participation - 2.2%
Chaska Independent School District #112
Series B
4.000%, 12/01/2015	545	592
4.000%, 12/01/2016	525	572
4.000%, 12/01/2017	590	639
4.000%, 12/01/2018	415	447
Duluth Independent School District #709
Series B (MSDCEP)
4.000%, 02/01/2019	1,890	2,115
Northeast Metropolitan Intermediate School District #916
4.250%, 01/01/2015	1,000	1,064

Total Certificates of Participation		5,429

Total Municipal Bonds
(Cost $223,309)		237,573

SHARES
Short-Term Investments - 2.7%
Money Market Fund - 1.7%
Federated Minnesota Municipal Cash Trust	4,028,058	4,028

0.020% Ω

	PAR
Variable Rate Demand Note ❖ - 1.0%
Cohasset Power & Light Company Project
Series A (LOC: LaSalle Bank)
0.300%, 06/01/2020	$2,510	2,510

Total Short-Term Investments
(Cost $6,538)		6,538

Total Investments ▲ - 99.5%
(Cost $229,847)		244,111

Other Assets and Liabilities, Net - 0.5%		1,217

Total Net Assets - 100.0%		$245,328

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

«	Security purchased on a when-issued basis. On September 30, 2010 the total cost of investments purchased on a when-issued basis was $1,524 or 0.6% of total net assets.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

⌘	Crossover refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

ʘ	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of September 30, 2010.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $229,847. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$14,411
Gross unrealized depreciation	(147)

Net unrealized appreciation	$14,264

AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — Ambac Assurance Corporation. On November 8, 2010, Ambac Financial Group, the parent of Ambac Assurance Corporation (“AMBAC”), filed for relief under the United States Bankruptcy Code. If a bond insured by AMBAC defaults, it is unclear whether AMBAC would be able to meet its obligation to cover outstanding interest and principal payments on the bond. The advisor currently relies solely on the credit quality and other characteristics of the bond issuer in considering whether to purchase or hold a bond insured by AMBAC.
AMT — As of September 30, 2010, the aggregate fair value of securities subject to the AMT was $5,536, which represents 2.3% of total net assets.
FGIC — Financial Guaranty Insurance Corporation
IBC — Insured Bond Certificate
IBCC — Insured Bond Custodial Certificate
LOC — Letter of Credit
MCCEP — Minnesota County Credit Enhancement Program
MSDCEP — Minnesota School District Credit Enhancement Program
NATL — National Public Finance Guarantee Program
RAAI — Radian Asset Assurance, Inc.
SGI — Syncora Guarantee, Inc.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Revenue Bonds	$—	$169,240	$—	$169,240
General Obligations	—	62,904	—	62,904
Certificates of Participation	—	5,429	—	5,429
Short-Term Investments	4,028	2,510	—	6,538

Total Investments	$4,028	$240,083	$—	$244,111

During the period ended September 30, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments September 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Minnesota Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE >

Municipal Bonds - 92.3%
Revenue Bonds - 80.9%
Continuing Care Retirement Communities - 0.8%
Golden Valley Covenant Retirement Communities
Series A
5.500%, 12/01/2029	$1,450	$1,390

Economic Development - 0.3%
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program
Series A (AMT)
5.550%, 08/01/2016	500	494

Education - 7.8%
Baytown Lease, St. Croix Preparatory Academy
Series A
7.000%, 08/01/2038	1,500	1,531
Minnesota Higher Education Facilities Authority, Bethel University
Series 6-R
5.500%, 05/01/2026	1,725	1,770
5.500%, 05/01/2027	820	840
Minnesota Higher Education Facilities Authority, Carleton College
Series D
5.000%, 03/01/2040	2,500	2,692
Minnesota Higher Education Facilities Authority, College of Art & Design
Series 6-K
5.000%, 05/01/2026	30	31
Minnesota Higher Education Facilities Authority, Gustavus Adolfus College
Series 7-B
5.000%, 10/01/2031	1,000	1,061
Minnesota Higher Education Facilities Authority, Vermilion Community College Project
Series 3-T
6.000%, 01/01/2013	225	227
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project
Series A
5.000%, 12/01/2036	2,550	2,328
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project
5.000%, 10/01/2024	2,000	2,150
University of Minnesota
Series C
5.000%, 12/01/2020	1,000	1,183

		13,813

Healthcare - 30.3%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	1,500	1,492
Cuyuna Range Hospital District
5.500%, 06/01/2035	350	328
Duluth Economic Development Authority, Benedictine Health System-St.Mary’s
Pre-refunded 02/15/2014 @ 100
5.250%, 02/15/2028 ◊	1,065	1,225
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2031	2,000	1,930
Hawaii Pacific Health
Series B
5.750%, 07/01/2040	2,500	2,604
Maple Grove Health Care System, Maple Grove Hospital
4.500%, 05/01/2023	1,500	1,532
5.250%, 05/01/2025	1,000	1,051
Marshall Medical Center, Weiner Memorial Medical Center Project
Series A, Pre-refunded 11/01/2013 @ 100
5.250%, 11/01/2016 ◊	305	342
5.850%, 11/01/2023 ◊	875	995
Meeker County Hospital Facilities, Memorial Hospital Project
5.750%, 11/01/2027	1,000	1,025
Minneapolis & St. Paul Housing & Redevelopment Authority, Minnesota Children’s Hospitals & Clinics
Series A
5.250%, 08/15/2035	2,275	2,360
Minneapolis Health Care System, Fairview Health Services
Series A
6.625%, 11/15/2028	3,000	3,458
Minneapolis National Marrow Donor Program
4.875%, 08/01/2025	2,000	2,036

DESCRIPTION	PAR	FAIR VALUE >

Minnesota Agricultural & Economic Development Board, Essentia Health Obligated Group
Series C-1 (AGC)
5.000%, 02/15/2030	1,000	1,050
Minnesota Agricultural & Economic Development Board, Health Care System, Fairview Health Services
Series A
6.375%, 11/15/2029	125	126
Monticello-Big Lake Community Hospital District, Health Care Facilities
Series C
6.200%, 12/01/2022	1,000	990
New Hope Housing & Health Care Facilities, Masonic Home North Ridge
5.750%, 03/01/2015	1,600	1,604
Redwood Falls Hospital Facilities, Redwood Area Hospital Project
5.125%, 12/01/2036	2,000	2,000
Rochester Health Care & Housing, Samaritan Bethany
Series A
7.375%, 12/01/2041	1,100	1,167
Rochester Health Care Facilities, Olmsted Medical Center Project
5.875%, 07/01/2030	1,700	1,749
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	2,000	1,957
St. Cloud Health Care, CentraCare Health System Project
(AGC)
5.500%, 05/01/2039	3,000	3,198
Series A
5.125%, 05/01/2030	1,000	1,052
St. Louis Park Health Care Facilities, Park Nicollet Health Services
5.750%, 07/01/2039	2,000	2,081
Series B, Pre-refunded 07/01/2014 @ 100
5.500%, 07/01/2025 ◊	2,000	2,326
Series C
5.750%, 07/01/2030	1,000	1,056
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A-1
5.250%, 11/15/2029	3,050	3,187
St. Paul Housing & Redevelopment Authority, Episcopal Nursing Home
5.630%, 10/01/2033	2,237	2,017
St. Paul Housing & Redevelopment Authority, Gillette Childrens Specialty
5.000%, 02/01/2029	2,060	2,098
St. Paul Housing & Redevelopment Authority, Health Partners Obligated Group Project
5.250%, 05/15/2026	2,000	2,020
St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	800	796
St. Paul Housing & Redevelopment Authority, Regions Hospital Project
5.250%, 05/15/2018	500	501
St. Paul Port Authority, HealthEast Midway Campus
Series A
5.875%, 05/01/2030	900	881
Series B
6.000%, 05/01/2030	1,800	1,759

		53,993

Housing - 9.5%
Cottage Grove Senior Housing, PHS/Cottage Grove Inc. Project
Series A
5.000%, 12/01/2031	850	744
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project
(GNMA)
5.900%, 04/20/2042	2,000	2,053
Maplewood Multifamily Housing, Carefree Cottages ll
Mandatory Put 04/15/2019 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	2,054
Minneapolis & St. Paul Housing Financing Board, Single Family Mortgage
Series A4 (AMT) (FHLMC) (FNMA) (GNMA)
5.000%, 11/01/2038	751	758
Minneapolis Housing, Keeler Apartments Project
Series A
5.000%, 10/01/2037	1,350	1,172
Minneapolis Multifamily Housing, Vantage Flats Project
(AMT) (GNMA)
5.200%, 10/20/2048	865	886
Minnesota Housing Finance Agency, Residential Housing
Series B (AMT)
5.650%, 07/01/2033	465	468
Series D (AMT)
4.700%, 07/01/2027	3,465	3,482
Series F (AMT)
5.400%, 07/01/2030	1,895	1,904
Moorhead Senior Housing, Sheyenne Crossing Project
5.650%, 04/01/2041	1,620	1,480
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller
Series A
5.250%, 10/01/2042	1,100	915
White Bear Lake, Multifamily Housing, Lake Square
Series A (FHA)
6.000%, 08/01/2020	1,020	1,022

		16,938

DESCRIPTION	PAR	FAIR VALUE >

Lease Revenue - 3.0%
Lakeville Housing & Redevelopment Authority, Ice Arena Project
4.625%, 02/01/2032	585	588
Pine County Housing & Redevelopment Authority, Public Project
Series A
5.000%, 02/01/2028	1,000	1,019
5.000%, 02/01/2031	1,890	1,909
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.750%, 12/01/2026	500	533
St. Paul Port Authority, Regions Hospital Parking Ramp Project
Series 1
5.000%, 08/01/2036	1,375	1,251

		5,300

Miscellaneous - 2.4%
Little Canada Commercial Development, RLF Minnesota Project
7.100%, 04/01/2013	500	504
Seaway Port Authority of Duluth, Cargill Incorporated Project
4.200%, 05/01/2013	1,130	1,173
St. Paul Housing & Redevelopment Authority, Parking Facilities Project
Series A
5.000%, 08/01/2030	1,070	1,131
5.000%, 08/01/2035	1,500	1,547

		4,355

Recreational Facility Authority - 1.1%
Moorhead Golf Course
Series B
5.875%, 12/01/2021	2,000	1,991

Revolving Funds - 2.1%
Minnesota Public Facilities Authority
Series A
5.000%, 03/01/2021	3,000	3,675

Tax Revenue - 1.1%
Minneapolis St. Anthony Falls Project
5.650%, 02/01/2027	400	376
Puerto Rico Sales Tax Financing
Series A
5.375%, 08/01/2039	1,500	1,587

		1,963

Transportation - 7.6%
Minneapolis & St. Paul Metropolitan Airports Commission
Series A (AMBAC)
5.000%, 01/01/2019	3,250	3,655
5.000%, 01/01/2020	5,000	5,560
Series B (AMT)
5.000%, 01/01/2020	4,000	4,391

		13,606

Utilities - 14.9%
Chaska Electric
Series A
6.100%, 10/01/2030	45	45
Northern Municipal Power Agency, Minnesota Electric Systems
Series A (AGC)
5.000%, 01/01/2018	1,985	2,299
Series A (AMBAC)
5.000%, 01/01/2026	2,000	2,164
Puerto Rico Electric Power Authority
Series SS (NATL)
5.000%, 07/01/2024	2,000	2,090
Southern Minnesota Municipal Power Agency
Series A, Zero Coupon Bond (NATL)
3.110%, 01/01/2019 ʘ	2,000	1,550
3.430%, 01/01/2021 ʘ	1,765	1,245
3.690%, 01/01/2023 ʘ	3,000	1,917
3.800%, 01/01/2024 ʘ	11,000	6,679
3.910%, 01/01/2025 ʘ	4,770	2,747
4.000%, 01/01/2026 ʘ	6,100	3,334
4.100%, 01/01/2027 ʘ	2,500	1,293
Western Minnesota Municipal Power Agency
Escrowed to Maturity (NATL)
9.750%, 01/01/2016 §	410	555
Series A (AMBAC)
5.500%, 01/01/2015	550	556

		26,474

Total Revenue Bonds		143,992

DESCRIPTION	PAR	FAIR VALUE >

General Obligations - 10.1%
Burnsville Independent School District #191, Alternative Facilities
Series A (MSDCEP)
4.500%, 02/01/2022	1,430	1,585
Dakota County Community Development Agency
Series A
5.000%, 01/01/2020	1,000	1,212
Hopkins Independent School District #270
Series B (MSDCEP)
4.000%, 02/01/2026	1,000	1,053
Minnesota
Series A
5.000%, 06/01/2018	3,400	4,122
Series H
5.000%, 11/01/2028	5,000	5,730
5.000%, 11/01/2029	2,510	2,858
Perham, Disposal System
(AMT)
6.000%, 05/01/2022	1,500	1,514

Total General Obligations		18,074

Certificate of Participation - 1.3%
Duluth Independent School District #709
Series B (MSDCEP)
4.000%, 02/01/2019
Total Certificate of Participation	2,000	2,239

Total Municipal Bonds
(Cost $155,006)		164,305

	SHARES
Short-Term Investments - 6.9%
Money Market Funds - 6.8%
Federated Minnesota Municipal Cash Trust
0.020% Ω	8,997,908	8,998
First American Tax Free Obligations Fund, Class Z
0.024% ⊕ Ω	3,149,268	3,149

		12,147

	PAR
Variable Rate Demand Note ❖ - 0.1%
Brown County, Martin Luther College Project
0.370%, 09/01/2024	$200	200

Total Short-Term Investments
(Cost $12,347)		12,347

Total Investments ▲ - 99.2%
(Cost $167,353)		176,652

Other Assets and Liabilities, Net - 0.8%		1,381

Total Net Assets - 100.0%		$178,033

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

ʘ	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2010.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

⊕	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of September 30, 2010.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $167,353. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$10,586
Gross unrealized depreciation	(1,287)

Net unrealized appreciation	$9,299

AGC — Assured Guaranty Corporation
AMBAC — Ambac Assurance Corporation. On November 8, 2010, Ambac Financial Group, the parent of Ambac Assurance Corporation (“AMBAC”), filed for relief under the United States Bankruptcy Code. If a bond insured by AMBAC defaults, it is unclear whether AMBAC would be able to meet its obligation to cover outstanding interest and principal payments on the bond. The advisor currently relies solely on the credit quality and other characteristics of the bond issuer in considering whether to purchase or hold a bond insured by AMBAC.
AMT — As of September 30, 2010, the aggregate fair value of securities subject to the AMT was $15,951, which represents 9.0% of total net assets.
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Association
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MSDCEP — Minnesota School District Credit Enhancement Program
NATL — National Public Finance Guarantee Program
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2010, the fund’s investments were classified as follows:

				Total Fair
	Level 1	Level 2	Level 3	Value

Revenue Bonds	$—	$143,992	$—	$143,992
General Obligations	—	18,074	—	18,074
Certificate of Participation	—	2,239	—	2,239
Short-Term Investments	12,147	200	—	12,347

Total Investments	$12,147	$164,505	$—	$176,652

During the period ended September 30, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments September 30, 2010 (unaudited), all dollars rounded to thousands (000)
Missouri Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE >

Municipal Bonds - 97.2%
Revenue Bonds - 82.1%
Continuing Care Retirement Communities - 5.7%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project
5.250%, 02/01/2024	$2,000	$2,023
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2027	500	444
Kirkwood Industrial Development Authority, Aberdeen Heights
Series C-2
7.000%, 11/15/2015	1,500	1,510
Lee’s Summit Industrial Development Authority, Senior Living Facilities, John Knox Village Group
Series A
5.000%, 08/15/2014	1,035	1,081
Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior
5.500%, 02/01/2042 «	1,250	1,250
Series A
5.375%, 02/01/2035	1,500	1,469
St. Louis County Industrial Development Authority, Friendship Village West
Series A
5.500%, 09/01/2028	2,000	1,960

		9,737

Education - 3.9%
Curators University System Facilities
Series A
5.000%, 11/01/2033	1,000	1,075
Lincoln University Auxiliary System (AGC)
5.125%, 06/01/2037	1,000	1,042
Missouri Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2017	1,185	1,234
Missouri Health & Educational Facilities Authority, Washington University
Series A
5.375%, 03/15/2039	3,000	3,337

		6,688

Healthcare - 23.1%
Boone County Hospital
5.050%, 08/01/2020	1,115	1,134
5.625%, 08/01/2038	2,000	2,068
Cape Girardeau County Industrial Development Authority, Health Care Facilities, Saint Francis Medical Center
Series A
5.125%, 06/01/2023	250	266
5.125%, 06/01/2024	200	210
5.500%, 06/01/2029	500	527
5.750%, 06/01/2039	2,000	2,119
Cape Girardeau County Industrial Development Authority, Health Care Facilities, Southeast Missouri Hospital
5.625%, 06/01/2022	245	249
Pre-refunded 06/01/2012 @ 100
5.625%, 06/01/2022 ◊	1,255	1,357
Cass County Hospital
5.500%, 05/01/2027	2,000	1,974
Clinton County Industrial Development Authority, Health Facilities, Cameron Regional Medical Center
5.000%, 12/01/2037	1,000	745
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth
Series B
5.250%, 01/01/2025	1,495	1,629

DESCRIPTION	PAR	FAIR VALUE >

Grundy County Industrial Development Authority Health Facilities, Wright Memorial Hospital
5.650%, 09/01/2022	1,120	1,167
5.750%, 09/01/2023	1,000	1,042
Hannibal Industrial Development Authority Health Facilities
4.300%, 03/01/2013	1,345	1,383
5.375%, 09/01/2019	850	888
5.000%, 03/01/2022	1,000	1,010
Indiana Finance Authority, Health Systems, Sisters of St. Francis Health
5.250%, 11/01/2024	1,000	1,088
Joplin Industrial Development Authority, Health Facilities, Freeman Health System Project
5.500%, 02/15/2024	2,000	2,044
Missouri Health & Educational Facilities Authority, BJC Health System
Series A, Escrowed to Maturity
6.750%, 05/15/2012 §	2,310	2,541
Missouri Health & Educational Facilities Authority, Children’s Mercy Hospital
5.625%, 05/15/2039	2,500	2,610
Missouri Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
5.000%, 08/15/2019	2,300	2,334
Missouri Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	535
Missouri Health & Educational Facilities Authority, Saint Luke’s Health System
Series 2003-B (AGM)
5.500%, 11/15/2032	2,000	2,189
Series A
5.250%, 11/15/2025	485	520
5.000%, 11/15/2030	500	515
Missouri Health & Educational Facilities Authority, SSM Health Care
Series A
5.000%, 06/01/2036	2,000	2,063
Series B
5.000%, 06/01/2030	1,500	1,570
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital
5.625%, 12/01/2035	1,000	862
St. Louis County Industrial Development Authority, Health Facilities, Ranken-Jordan Project
4.250%, 11/15/2014	125	124
5.000%, 11/15/2027	670	602
5.000%, 11/15/2035	1,300	1,104
Series A, Pre-refunded 11/15/2013 @ 100
6.625%, 11/15/2035 ◊	500	588

		39,057

Housing - 3.3%
Kansas City Industrial Development Authority, Multifamily Housing, Grand Boulevard
Series A (GNMA)
5.300%, 11/20/2049	1,290	1,330
Missouri Housing Development Commission, Homeownership Loan Program
Series A1 (AMT) (FHLMC) (FNMA) (GNMA)
5.300%, 03/01/2039	425	439
Series B (AMT) (FNMA) (GNMA)
4.800%, 09/01/2031	590	599
Series C1 (AMT) (FNMA) (GNMA)
5.000%, 09/01/2037	285	288
Riverside Industrial Development Authority, Riverside Horizons Project
Series A (ACA)
5.000%, 05/01/2027	1,500	1,517
University City Industrial Development Authority, Multifamily Canterbury
Series A (GNMA)
5.950%, 12/20/2025	1,400	1,400

		5,573

DESCRIPTION	PAR	FAIR VALUE >

Lease Revenue - 15.1%
Cape Girardeau County, Jackson School District #R-2
(NATL)
5.250%, 03/01/2026	1,000	1,075
Clay County Public Building Authority
Series A (AGM)
5.125%, 05/15/2014	1,720	1,726
Kansas City Industrial Development Authority, National Security Campus
4.000%, 09/01/2013	1,250	1,274
4.000%, 09/01/2014	1,115	1,132
Kansas City Municipal Assistance, Capital Appreciation Leasehold
Series B-1, Zero Coupon Bond (AMBAC)
5.020%, 04/15/2027 ʘ	2,000	881
Kansas City Special Facilities, MCI Overhaul Base Project
Series G (AMT)
4.750%, 09/01/2028	4,000	3,832
Missouri Board of Public Buildings, Special Obligation
Series A
5.000%, 10/15/2027	1,000	1,063
Missouri Board of Public Buildings, State Office Building Special Obligation
Series A
5.125%, 05/01/2026	5,000	5,101
Series A (NATL)
5.000%, 05/01/2024	3,000	3,071
Missouri Development Finance Board, Infrastructure Facilities, Branson
Series A
5.000%, 12/01/2017	1,000	1,035
5.375%, 12/01/2022	750	769
Missouri Development Finance Board, Infrastructure Facilities, Independence Water System Improvement
Series C
5.750%, 11/01/2029	500	523
Platte County School District #R-3 (MDDP)
5.000%, 03/01/2028	200	216
Springfield Public Building, Capital Improvement Program
(AMBAC)
5.000%, 03/01/2024	2,000	2,198
St. Louis Municipal Finance Leasehold, Convention Center Capital Improvement
Series A, Zero Coupon Bond (AGC)
5.260%, 07/15/2026 ʘ	1,000	441
5.360%, 07/15/2027 ʘ	1,000	411
5.440%, 07/15/2028 ʘ	1,000	385
5.650%, 07/15/2029 ʘ	1,000	351

		25,484

Miscellaneous - 2.3%
Kennett Industrial Development Authority, Manac Trailers USA Inc Project
(LOC: Regions Bank) (AMT)
4.250%, 03/01/2022	1,500	1,351
4.250%, 03/01/2024	500	435
Missouri Development Finance Board, Infrastructure Facilities, Eastland Center Project
Series A
4.250%, 04/01/2015	1,010	1,086
Sugar Creek Industrial Development, Lafarge North America
Series A (AMT)
5.650%, 06/01/2037	1,000	960

		3,832

Revolving Funds - 1.3%
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control
Series A
5.750%, 01/01/2029	1,000	1,187
Series B
5.250%, 01/01/2015	110	111
Series C
4.750%, 07/01/2023	410	450
5.000%, 07/01/2023	470	485

		2,233

DESCRIPTION	PAR	FAIR VALUE >

Tax Revenue - 10.4%
Columbia Special Obligation, Electric Utility Improvement
Series A
5.000%, 10/01/2021	400	456
5.000%, 10/01/2023	445	501
5.125%, 10/01/2030	500	545
Fenton Tax Increment, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	1,069
Harrisonville Towne Center Project
4.375%, 11/01/2017	340	353
4.500%, 11/01/2022	715	726
Howard Bend Levee District
(SGI)
5.500%, 03/01/2026	1,745	1,907
Jackson County Special Obligation, Harry S. Truman Sports Complex
(AMBAC)
5.000%, 12/01/2028	3,000	3,156
Kansas City Tax Increment Financing Commission, Maincor Project
Series A
5.250%, 03/01/2018	500	505
Missouri Development Finance Board, Independence Centerpoint Project
Series E
5.125%, 04/01/2025	1,000	1,031
Missouri Development Finance Board, Independence Crackerneck Creek Project
Series B
5.000%, 03/01/2025	1,000	1,027
Monarch-Chesterfield Levee District
3.000%, 03/01/2018	2,000	1,972
Osage Beach Tax Increment, Prewitt’s Point Project
5.000%, 05/01/2023	1,455	1,256
Puerto Rico Sales Tax Financing Corporation
Series C
5.250%, 08/01/2041	1,000	1,049
Raytown Live Redevelopment Plan, Project #1
5.125%, 12/01/2031	1,000	1,013
Riverside Tax Increment, L-385 Levee Project
5.250%, 05/01/2020	1,000	1,051

		17,617

Transportation - 3.1%
Missouri Highways & Transportation Commission
Series A, Pre-refunded 02/01/2011 @ 100
5.250%, 02/01/2020 ◊	2,000	2,033
Puerto Rico Commonwealth Highway & Transportation Authority
Series K
5.000%, 07/01/2017	1,000	1,061
St. Louis, Lambert-St. Louis International Airport
Series A-1
6.125%, 07/01/2024	2,000	2,219

		5,313

Utilities - 13.9%
Carroll County Public Water Supply, District #I
6.000%, 03/01/2039	500	530
Jefferson County Public Water Supply, District #C-1
4.000%, 12/01/2021	250	261
4.000%, 12/01/2022	500	519
4.125%, 12/01/2024	745	772
4.250%, 12/01/2025	500	520
Kansas City Sanitary Sewer System
Series A
5.250%, 01/01/2034	2,000	2,174
Kansas City Water
Series A
5.250%, 12/01/2032	500	552

DESCRIPTION	PAR	FAIR VALUE >

Metropolitan St. Louis Sewer District, Wastewater System
Series A
5.750%, 05/01/2038	500	562
Missouri Development Finance Board, Independence Water System Improvements
(AMBAC)
5.000%, 11/01/2024	1,000	1,029
Missouri Environmental Improvement & Energy Resources Authority, Tri-County Water Authority Project
4.000%, 04/01/2018	140	157
4.000%, 04/01/2021	500	548
4.000%, 04/01/2022	2,105	2,285
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control
Series C, Pre-refunded 07/01/2011 @ 100
5.000%, 07/01/2023 ◊	4,685	4,851
Missouri Joint Municipal Electric Utility Commission, Power Project, Iatan 2 Project
Series A
6.000%, 01/01/2039	2,000	2,192
Series A (AMBAC)
5.000%, 01/01/2028	1,000	1,035
Missouri Joint Municipal Electric Utility Commission, Power Project, Plum Point Project
(NATL)
5.000%, 01/01/2016	1,500	1,637
North Central Regional Water Commission, Waterworks Systems
5.000%, 01/01/2037	2,070	1,861
Puerto Rico Electric Power Authority
Series WW
5.250%, 07/01/2025	1,000	1,080
St. Joseph Industrial Development Authority, Sewer System Improvements Project
4.750%, 04/01/2020	500	526
4.750%, 04/01/2021	390	408

		23,499

Total Revenue Bonds		139,033

General Obligations - 8.6%
Belton
5.000%, 03/01/2027	1,520	1,689
Blue Springs Neighborhood Improvement, South Area Improvement Project
5.000%, 02/15/2029	850	929
Fort Osage School District #1 (MDDP)
3.100%, 03/01/2020	1,200	1,244
Independence School District
Series C (MDDP)
5.000%, 03/01/2024	1,000	1,161
Jackson County School District #4, Blue Springs
Series A
4.750%, 03/01/2026	2,000	2,190
Jackson County School District #7, Lee’s Summit
4.750%, 03/01/2027	1,000	1,091
Jefferson City School District
Series A, Escrowed to Maturity
6.700%, 03/01/2011 §	275	282
Platte County School District #R-3
(NATL)
5.000%, 03/01/2024	685	730
Puerto Rico Commonwealth, Public Improvement
Series A
5.250%, 07/01/2026	1,000	1,049
Richmond Heights, Manhasset Village Neighborhood
4.500%, 04/01/2026	690	698
St. Charles County, Francis Howell School District
(MDDP)
5.000%, 03/01/2027	1,000	1,137
Wentzville School District #R-04, Refunding & Improvement
Series A, Zero Coupon Bond (MDDP)
4.410%, 03/01/2026 ʘ	5,000	2,290

Total General Obligations		14,490

DESCRIPTION	PAR	FAIR VALUE >

Certificates of Participation - 6.5%
Belton Refunding & Improvement
5.250%, 03/01/2029	355	369
(NATL)
4.375%, 03/01/2019	500	517
4.500%, 03/01/2022	250	254
Cottleville
5.125%, 08/01/2026	200	190
5.250%, 08/01/2031	1,700	1,542
Hazelwood School District, Energy Improvements Project
4.500%, 03/01/2017	515	561
4.500%, 03/01/2018	445	480
Kansas City Metropolitan Junior College District
4.500%, 07/01/2021	1,025	1,124
Lincoln County Public Water Supply, District #1
6.750%, 06/15/2035	1,500	1,618
Missouri School Boards Association, Liberty Public School District #53
(AGM)
5.250%, 03/01/2025	1,015	1,131
Taney County Public Water Supply, District #3
4.500%, 07/01/2025	590	603
5.000%, 07/01/2032	500	506
Texas County Justice Center Project
(AGC)
4.500%, 12/01/2025	1,595	1,666
Union
Series A
5.200%, 07/01/2023	520	530

Total Certificates of Participation		11,091

Total Municipal Bonds
(Cost $158,963)		164,614

	SHARES
Short-Term Investment - 2.5%
First American Tax Free Obligations Fund, Class Z
0.024% ⊕ Ω
(Cost $4,268)	4,268,441	4,268

Total Investments ▲ - 99.7%
(Cost $163,231)		168,882

Other Assets and Liabilities, Net - 0.3%		486

Total Net Assets - 100.0%		$169,368

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

«	Security purchased on a when-issued basis. On September 30, 2010, the total cost of investments purchased on a when-issued basis was $1,250 or 0.7% of total net assets.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

ʘ	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2010.

⊕	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $163,231. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,485
Gross unrealized depreciation	(1,834)

Net unrealized appreciation	$5,651

ACA — ACA Financial Guaranty Corporation
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — Ambac Assurance Corporation. On November 8, 2010, Ambac Financial Group, the parent of Ambac Assurance Corporation (“AMBAC”), filed for relief under the United States Bankruptcy Code. If a bond insured by AMBAC defaults, it is unclear whether AMBAC would be able to meet its obligation to cover outstanding interest and principal payments on the bond. The advisor currently relies solely on the credit quality and other characteristics of the bond issuer in considering whether to purchase or hold a bond insured by AMBAC.
AMT — Alternative Minimum Tax. As of September 30, 2010, the aggregate fair value of securities subject to AMT was $7,904 which represents 4.7% of total net assets.
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LOC — Letter of Credit
MDDP — Missouri Direct Deposit Program
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
SGI — Syncora Guarantee Inc.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of September 30, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$139,033	$—	$139,033
General Obligations	—	14,490	—	14,490
Certificates of Participation	—	11,091	—	11,091
Short-Term Investment	4,268	—	—	4,268

Total Investments	$4,268	$164,614	$—	$168,882

During the period ended September 30, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments September 30, 2010 (unaudited), all dollars are rounded to thousands (000)
Nebraska Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE >

Municipal Bonds - 99.0%
Revenue Bonds - 78.7%
Continuing Care Retirement Communities - 4.9%
Colorado Health Facilities Authority, Christian Living Communities Project
Series A
5.750%, 01/01/2026	$100	$97
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2037	275	218
Illinois Finance Authority, Three Crowns Park Plaza
Series A
5.875%, 02/15/2026	200	200
Lancaster County Hospital Authority #1, Immanuel Obligation Group
5.625%, 01/01/2040	1,000	1,035
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	600	605

		2,155

Education - 19.5%
Colorado Educational & Cultural Facilities Authority, Charter School
5.625%, 05/01/2040	990	1,015
Hale Center, Texas Education Facilities, Wayland Baptist University Project
5.000%, 03/01/2035 «	1,000	989
Missouri Health & Educational Facilities Authority, Washington University
Series A
5.375%, 03/15/2039	500	556
Nebraska Educational Finance Authority
(RAAI)
5.000%, 04/01/2017	605	617
Nebraska Educational Finance Authority, Concordia University Project
5.000%, 10/01/2037	500	427
Nebraska Utility Corporation, University of Nebraska, Lincoln Project
5.250%, 01/01/2015	1,045	1,097
University of Nebraska Facilities Corporation, Medical Center Research Project
5.000%, 02/15/2015	500	527
University of Nebraska, Lincoln Memorial Stadium
Series A
5.000%, 11/01/2015	500	557
University of Nebraska, Lincoln Student Fees
5.000%, 07/01/2022	750	805
University of Nebraska, Omaha Health & Recreation Project
5.000%, 05/15/2033	1,000	1,070
University of Nebraska, Omaha Student Facilities Project
5.000%, 05/15/2032	350	374
University of Nebraska, Omaha Student Housing Project
5.000%, 05/15/2023	500	551

		8,585

Healthcare - 19.3%
Adams County Hospital Authority #1, Mary Lanning Memorial Hospital Project
(RAAI)
5.250%, 12/15/2033	1,000	995
Colorado Health Facilities Authority, Evangelical Lutheran
Series B, Mandatory Put 12/01/2014 @ 100
5.000%, 06/01/2039	500	529
Douglas County Hospital Authority #2, Boy’s Town Project
4.750%, 09/01/2028	1,000	1,055
Douglas County Hospital Authority #2, Children’s Hospital
6.000%, 08/15/2028	1,000	1,082

DESCRIPTION	PAR	FAIR VALUE >

Douglas County Hospital Authority #3, Methodist Health
5.500%, 11/01/2038	1,000	1,016
Halifax, Florida Hospital Medical Center
Series A
5.000%, 06/01/2038	600	572
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project
Series A
5.250%, 02/15/2030	600	597
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
Series A, Pre-refunded 06/01/2011 @ 100 (AMBAC)
5.000%, 06/01/2019 ◊	500	516
Madison County Hospital Authority #1, Faith Regional Health Services Project
Pre-refunded 01/01/2012 @ 100 (RAAI)
5.500%, 07/01/2021 ◊	500	530
Nebraska Elementary & Secondary School Finance Authority, Boy’s Town Project
4.750%, 09/01/2028	500	528
Nebraska Investment Finance Authority, Great Plains Regional Medical Center Project
(RAAI)
5.200%, 11/15/2016	250	259
5.300%, 11/15/2017	805	831

		8,510

Housing - 1.3%
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments
(GNMA)
5.150%, 11/20/2022	550	557

Miscellaneous - 3.2%
Forsyth, Montana, Pollution Control, Northwestern Corporation
(AMBAC)
4.650%, 08/01/2023	585	610
Washington County Wastewater & Solid Waste Disposal Facilities, Cargill Incorporated Project
(AMT)
4.850%, 04/01/2035	500	495
Washington County Wastewater Facilities, Cargill Incorporated Project
(AMT)
5.900%, 11/01/2027	300	311

		1,416

Recreational Facility Authority - 3.2%
Douglas County Zoo Facility, Omaha’s Henry Doorly Zoo Project
4.750%, 09/01/2024	1,365	1,412

Revolving Funds - 1.3%
Nebraska Investment Finance Authority, Drinking Water
Series A
5.150%, 01/01/2016	580	584

Tax Revenue - 2.8%
Omaha Special Tax
5.250%, 10/15/2028	650	728
Series A
5.125%, 02/01/2032	500	512

		1,240

Utilities - 23.2%
Arkansas River Power Authority, Colorado
6.125%, 10/01/2040	1,000	1,069
Burt County Public Power District, Electric System
4.850%, 07/01/2026	335	335
Central Plains Energy Project, Nebraska Gas Project #1
Series A
5.250%, 12/01/2021	750	788
Grand Island Electric System
(NATL)
5.125%, 08/15/2016	750	773

DESCRIPTION	PAR	FAIR VALUE >

Hastings Electric System
(AGM)
5.000%, 01/01/2015	250	256
Lincoln Electric System
5.000%, 09/01/2026	250	269
Municipal Energy Agency of Nebraska, Power Supply System
Series A (BHAC)
5.375%, 04/01/2039	150	164
Nebraska Public Power District
Series B
5.000%, 01/01/2033	500	530
Omaha Public Power District, Electric System
Series A
5.500%, 02/01/2033	1,000	1,115
5.500%, 02/01/2035	1,200	1,331
Puerto Rico Commonwealth, Aqueduct & Sewer Authority
Series A (AGC)
5.000%, 07/01/2025	500	538
Puerto Rico Electric Power Authority
Series WW
5.250%, 07/01/2025	1,000	1,080
South Sioux City, Combined Electric, Water & Sewer
4.750%, 08/01/2027	250	249
Southern Nebraska Public Power District, Electric System
5.250%, 12/15/2028	1,500	1,709

		10,206

Total Revenue Bonds		34,665

General Obligations - 20.3%
Brown County
4.350%, 06/15/2026	200	201
4.700%, 12/15/2026	400	403
Buffalo County
(AGC)
6.000%, 12/15/2028	195	213
Douglas County School District #10, Elkhorn Public Schools
6.000%, 06/15/2028	500	538
Douglas County School District #17, Millard Public Schools
4.000%, 06/15/2017	1,000	1,074
Douglas County School District #54, Ralston Public Schools
(AGM)
5.000%, 12/15/2016	845	875
La Vista
4.800%, 12/15/2026	345	346
Lancaster County School District #1, Lincoln Public Schools
Pre-refunded 01/15/2011 @ 100
5.250%, 07/15/2019 ◊	220	223
Lincoln-Lancaster County Public Building Commission, Tax Supported Lease Rental
4.500%, 10/15/2026	750	780

DESCRIPTION	PAR	FAIR VALUE >

Madison County School District #2, Norfolk Public Schools (NATL)
5.000%, 12/15/2025	1,000	1,078
Omaha
5.750%, 10/15/2028	450	535
Omaha-Douglas Public Building Commission
Pre-refunded 05/01/2011 @ 100
4.900%, 05/01/2016 ◊	500	514
5.100%, 05/01/2020 ◊	300	308
Puerto Rico Commonwealth
Series C-7 (NATL)
6.000%, 07/01/2027	250	275
Puerto Rico Commonwealth, Public Improvement
Series A
5.250%, 07/01/2026	375	393
Saunders County
(AGM)
5.000%, 11/01/2030	650	655
Scotts Bluff County
4.550%, 01/15/2026	500	504

Total General Obligations		8,915

Total Municipal Bonds
(Cost $41,217)		43,580

	SHARES
Short-Term Investment - 2.3%
First American Tax Free Obligations Fund, Class Z
0.024% ⊕ Ω
(Cost $1,004)	1,003,938	1,004

Total Investments ▲ - 101.3%
(Cost $42,221)		44,584

Other Assets and Liabilities, Net - (1.3)%		(558)

Total Net Assets - 100.0%		$44,026

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

«	Security purchased on a when-issued basis. On September 30, 2010 the total cost of investments purchased on a when-issued basis was $985 or 2.2% of total net assets.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

⊕	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $42,221. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,487
Gross unrealized depreciation	(124)
Net unrealized appreciation	$2,363

AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — Ambac Assurance Corporation. On November 8, 2010, Ambac Financial Group, the parent of Ambac Assurance Corporation (“AMBAC”), filed for relief under the United States Bankruptcy Code. If a bond insured by AMBAC defaults, it is unclear whether AMBAC would be able to meet its obligation to cover outstanding interest and principal payments on the bond. The advisor currently relies solely on the credit quality and other characteristics of the bond issuer in considering whether to purchase or hold a bond insured by AMBAC.
AMT — Alternative Minimum Tax. As of September 30, 2010, the aggregate fair value of securities subject to the AMT was $806, which represents 1.8% of total net assets.
BHAC — Berkshire Hathaway Assurance Corporation
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance, Inc.

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Revenue Bonds	$—	$34,665	$—	$34,665
General Obligations	—	8,915	—	8,915
Short-Term Investment	1,004	—	—	1,004

Total Investments	$1,004	$43,580	$—	$44,584

Schedule of Investments September 30, 2010 (unaudited), all dollars rounded to thousands (000)
Ohio Tax Free Bond Fund

DESCRIPTION	PAR	FAIR VALUE >

Municipal Bonds - 93.0%
Revenue Bonds - 64.4%
Continuing Care Retirement Communities - 1.7%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian
Series A
5.000%, 07/01/2026	$800	$769
Hamilton County Health Care, Life Enriching Communities Project
Series A
5.000%, 01/01/2027	400	395

		1,164

Education - 17.6%
Bowling Green Student Housing, State University Project
5.750%, 06/01/2031	500	512
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy
5.000%, 10/01/2025	250	247
Ohio Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	825
Ohio Higher Educational Facilities, College of Wooster Project
5.000%, 09/01/2020	400	431
Ohio Higher Educational Facilities, John Carroll University Project
5.000%, 04/01/2019	1,000	1,081
Ohio Higher Educational Facilities, Kenyon College Project
5.250%, 07/01/2044	1,200	1,276
Ohio Higher Educational Facilities, Mount Union College Project
5.000%, 10/01/2031	1,000	1,029
Ohio Higher Educational Facilities, Ohio Northern University Project
5.000%, 05/01/2026	1,000	1,033
Ohio Higher Educational Facilities, Otterbein College Project
Series A
5.500%, 12/01/2028	500	550
Ohio Higher Educational Facilities, University of Dayton Project
5.375%, 12/01/2029	645	702
Ohio Higher Educational Facilities, Wittenburg University 2005 Project
5.000%, 12/01/2024	505	504
Ohio Higher Educational Facilities, Xavier University Project
5.000%, 05/01/2040	1,500	1,559
Pre-refunded 05/01/2013 @ 100 (FGIC)
5.250%, 05/01/2016 ◊	1,000	1,113
University of Cincinnati
Series A (FGIC) (NATL)
5.500%, 06/01/2014	1,000	1,040

		11,902

Healthcare - 15.8%
Allen County Hospital Facilities, Catholic Healthcare
Series A
5.000%, 06/01/2038	250	256
Series B
4.125%, 09/01/2020	500	526
Fairfield County Hospital Facilities, Fairfield Medical Center Project
(RAAI)
5.000%, 06/15/2022	345	346
Franklin County Health Care Facilities, Ohio Presbyterian Services
Series A
5.625%, 07/01/2026	500	516
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project
5.000%, 11/01/2034	750	781
Series A
4.750%, 11/01/2023	365	381
Lake County Hospital Facilities, Lake Hospital System
Series C
5.625%, 08/15/2029	750	764
Lorain County Hospital, Catholic Healthcare
5.500%, 10/01/2017	350	376

DESCRIPTION	PAR	FAIR VALUE >

Lucas County Hospital, Promedica Healthcare
Series D
5.000%, 11/15/2038	400	413
Miami County Hospital Facilities, Refunding & Improvement, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	1,027
Montgomery County, Catholic Health Initiatives
Series A
5.000%, 05/01/2039	750	792
Series D
6.250%, 10/01/2033	100	115
Montgomery County, Healthcare & Multi-Family Housing Revenue, St. Leonard
6.625%, 04/01/2040	500	516
Ohio Higher Educational Facilities, University Hospitals Health System
Series 2009A
6.750%, 01/15/2039	500	538
Richland County Hospital Facilities, Medcentral Health System Obligated Group
5.250%, 11/15/2036	535	536
Rochester Health Care Facilities, Mayo Clinic
Series D
5.000%, 11/15/2038	1,375	1,465
Ross County Hospital, Adena Health Systems
5.500%, 12/01/2028	500	524
Scioto County Hospital Revenue, Southern Ohio Medical Center
5.750%, 02/15/2038	800	830

		10,702

Housing - 4.9%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities
Series C (FHLMC) (FNMA) (GNMA)
5.200%, 09/01/2029	970	1,022
Series E (AMT) (FNMA) (GNMA)
4.850%, 09/01/2026	500	509
Series F (FHLMC) (FNMA) (GNMA)
4.750%, 09/01/2029	990	1,018
5.450%, 09/01/2033	750	787

		3,336

Lease Revenue - 3.4%
Cleveland-Cuyahoga County Port Authority, Rita Project
(RAAI)
5.000%, 11/15/2019	750	777
Riversouth Authority, Lazarus Building Redevelopment
Series A
5.750%, 12/01/2027	400	383
Riversouth Authority, Riverfront Area Redevelopment
Series A
5.250%, 12/01/2017	1,000	1,119

		2,279

Miscellaneous - 1.6%
Toledo-Lucas County Port Authority Facilities, Cargill Incorporated Project
Series B
4.500%, 12/01/2015	1,000	1,082

Revolving Funds - 1.6%
Ohio Water Development Authority, Water Pollution Control
Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 ◊	1,000	1,077

Tax Revenue - 1.0%
Buckeye Tobacco Settlement
Series A-2
5.875%, 06/01/2030	200	161
Puerto Rico Sales Tax Financing
Series A
5.375%, 08/01/2039	500	529

		690

Transportation - 1.6%
Columbus Regional Airport Authority
(NATL)
5.000%, 01/01/2028	1,000	1,054

DESCRIPTION	PAR	FAIR VALUE >

Utilities - 15.2%
American Municipal Power, Prairie State Energy Campus Project
Series A
5.000%, 02/15/2031	1,000	1,044
Columbus Sewer System
Series A
4.250%, 06/01/2030	1,000	1,025
Hamilton County Sewer System, Metropolitan Sewer District
Series A (NATL)
5.000%, 12/01/2026	930	1,019
Hamilton Electric
Series A (AGM)
4.300%, 10/15/2016	1,000	1,122
Montgomery County Water, Greater Moraine Beaver
(AMBAC)
5.375%, 11/15/2016	1,000	1,046
Northeast Ohio Regional Sewer District, Wastewater Revenue
(NATL)
4.500%, 11/15/2037	700	710
Ohio Air Quality Development Authority, Firstenergy Generation
Series A
5.700%, 08/01/2020	500	568
Ohio Air Quality Development Authority, Pollution Control, Nuclear Generation
Series A, Mandatory Put 07/01/2015 @ 100 (GTY)
3.375%, 07/01/2033 «	500	499
Ohio Water Development Authority, Fresh Water Services
Escrowed to Maturity (AMBAC)
5.800%, 12/01/2011 §	750	751
Ohio Water Development Authority, Water Quality
Series A
5.000%, 06/01/2030	200	224
Puerto Rico Electric Power Authority
Series CCC
5.000%, 07/01/2024	1,000	1,080
Series WW
5.375%, 07/01/2023	400	438
Series XX
5.250%, 07/01/2040	750	783

		10,309

Total Revenue Bonds		43,595

General Obligations - 27.1%
Cincinnati
Series A
4.500%, 12/01/2029	150	159
Cincinnati City School District, Classroom Construction & Improvement
(FGIC) (NATL)
5.250%, 12/01/2019	535	651
5.250%, 12/01/2027	380	465
Cincinnati City School District, School Improvement
5.250%, 06/01/2021	300	361
Columbus City School District, School Facilities Construction & Improvement
Series B
5.000%, 12/01/2027	1,320	1,478
Cuyahoga Falls, Various Purpose
4.250%, 12/01/2034	750	758
Dayton City School District, School Facilities Construction & Improvement
Series D (FGIC) (NATL)
5.000%, 12/01/2011	500	525
Franklin County
4.500%, 12/01/2027	690	746
Gahanna
(NATL)
5.000%, 12/01/2027	400	439
Greene County, General Infrastructure
(AMBAC)
5.250%, 12/01/2026	1,000	1,119
Highland School District

DESCRIPTION	PAR	FAIR VALUE >

Zero Coupon Bond (OSDCEP)
3.796%, 12/01/2022 ʘ	100	63
Highland School District, School Facilities Construction & Improvement
(OSDCEP)
5.375%, 12/01/2033	1,000	1,116
Ohio Common Schools
Series A
5.125%, 09/15/2022	1,000	1,054
Ohio Higher Education
Series A
5.000%, 08/01/2022	1,000	1,048
Series A, Pre-refunded 02/01/2011 @ 100
5.000%, 02/01/2019 ◊	1,000	1,016
Series B, Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2015 ◊	1,000	1,051
Ohio Infrastructure Improvement
Series A
5.500%, 02/01/2020	1,000	1,242
Ohio Parks & Recreational Facilities
Series II-A (AGM)
5.250%, 02/01/2020	1,000	1,112
Puerto Rico Commonwealth, Government Development
Series B
5.000%, 12/01/2014	260	282
Sidney City School District
(FGIC) (NATL)
4.375%, 12/01/2027	755	785
Solon Rebuilding & Improvement
5.000%, 12/01/2021	1,000	1,079
St. Marys City School District, Construction & Improvement
(AGM) (OSDCEP)
5.000%, 12/01/2028	600	650
Toledo City School District, School Facilities Improvement
(AGM) (OSDCEP)
5.000%, 12/01/2014	1,000	1,114

Total General Obligations		18,313

Certificates of Participation - 1.5%
Mahoning County Career & Technical Center
Series B
4.750%, 12/01/2036	475	480
Mayfield County School District, Middle School Project
Series B, Zero Coupon Bond
4.670%, 09/01/2027 ʘ	435	199
4.738%, 09/01/2028 ʘ	855	369

Total Certificates of Participation		1,048

Total Municipal Bonds
(Cost $59,621)		62,956

	SHARES
Short-Term Investment - 6.8%
First American Tax Free Obligations Fund, Class Z
0.024% ⊕ Ω
(Cost $4,626)	4,625,924	4,626

Total Investments ▲ - 99.8%
(Cost $64,247)		67,582

Other Assets and Liabilities, Net - 0.2%		147

Total Net Assets - 100.0%		$67,729

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

«	Security purchased on a when-issued basis. On September 30, 2010 the total cost of investments purchased on a when-issued basis was $500 or 0.7% of total net assets.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

ʘ	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2010.

⊕	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $64,247. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$3,447
Gross unrealized depreciation	(112)

Net unrealized appreciation	$3,335

AGM — Assured Guaranty Municipal Corporation

AMBAC — Ambac Assurance Corporation. On November 8, 2010, Ambac Financial Group, the parent of Ambac Assurance Corporation (“AMBAC”), filed for relief under the United States Bankruptcy Code. If a bond insured by AMBAC defaults, it is unclear whether AMBAC would be able to meet its obligation to cover outstanding interest and principal payments on the bond. The advisor currently relies solely on the credit quality and other characteristics of the bond issuer in considering whether to purchase or hold a bond insured by AMBAC.

AMT — Alternative Minimum Tax. As of September 30, 2010, the aggregate fair value of securities subject to the AMT was $509, which represents 0.8% of total net assets.

FGIC — Financial Guaranty Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GTY- Guaranty Agreement

NATL — National Public Finance Guarantee Corporation

OSDCEP — Ohio School District Credit Enhancement Program

RAAI – Radian Asset Assurance Inc.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$43,595	$—	$43,595
General Obligations	—	18,313	—	18,313
Certificates of Participation	—	1,048	—	1,048
Short-Term Investment	4,626	—	—	4,626

Total Investments	$4,626	$62,956	$—	$67,582

During the period ended September 30, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments September 30, 2010 (unaudited), all dollars are rounded to thousands (000)
Oregon Intermediate Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE >

Municipal Bonds - 96.9%
Revenue Bonds - 47.1%
Continuing Care Retirement Communities - 2.7%
Clackamas County Hospital Facility Authority, Robison Jewish Home
5.125%, 10/01/2024	$1,000	$843
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,000	888
Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project
6.500%, 12/01/2029	1,900	1,920
Series A
5.250%, 12/01/2026	1,000	980

		4,631

Education - 7.4%
Forest Grove Campus Improvement, Pacific University Project
5.750%, 05/01/2024	250	262
Series A (RAAI)
5.000%, 05/01/2022	2,350	2,433
Oregon Facilities Authority, Concordia University Projects, Series A
6.125%, 09/01/2030	1,140	1,163
Oregon Facilities Authority, Linfield College Project, Series A
5.000%, 10/01/2025	1,000	1,034
Oregon Facilities Authority, LTD College Project, Series A
4.750%, 10/01/2028	1,250	1,266
Oregon Facilities Authority, University of Portland Projects, Series A
4.250%, 04/01/2014	1,000	1,068
5.000%, 04/01/2017	250	277
4.500%, 04/01/2021	2,000	2,077
Oregon Facilities Authority, Willamette University Projects, Series A
4.300%, 10/01/2021	1,085	1,118
4.000%, 10/01/2024	1,000	1,025
Oregon Health & Science University, Series A (NATL)
5.250%, 07/01/2022	1,000	1,026

		12,749

Healthcare - 13.3%
Clackamas County Hospital Facility Authority, Legacy Health System, Series A
5.000%, 07/15/2021	1,000	1,087
Clackamas County Hospital Facility Authority, Willamette Falls Hospital Project (RAAI)
5.500%, 04/01/2022	1,200	1,213
Deschutes County Facilities Authority, Cascade Healthcare Community
7.375%, 01/01/2023	1,500	1,841
Series B (AMBAC)
5.000%, 01/01/2016	250	268
Klamath Falls Community Hospital Authority, Merle West Medical Center Project (AGC)
4.750%, 09/01/2020	1,425	1,489
Medford Hospital Facilities Authority, Asante Health System (AGM)
5.500%, 08/15/2028	3,000	3,356
Multnomah County Hospital Facilities Authority, Adventist Health System/West, Series A
4.500%, 09/01/2021	440	466
5.000%, 09/01/2021	1,875	2,056
Multnomah County Hospital Facilities Authority, Providence Health System
5.250%, 10/01/2022	1,000	1,119
Oregon Facilities Authority, Legacy Health System, Series A
4.250%, 03/15/2017	2,000	2,112
4.750%, 03/15/2024	1,000	1,041
Oregon Facilities Authority, Peacehealth, Series A
5.000%, 11/01/2020	1,000	1,127
Oregon Facilities Authority, Samaritan Health Services, Series A
5.000%, 10/01/2019	1,250	1,386
5.000%, 10/01/2024	1,685	1,797
Salem Hospital Facility Authority, Series A
5.750%, 08/15/2023	1,500	1,682
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	690	727

		22,767

Housing - 2.1%
Oregon Housing & Community Services, Multifamily Housing, Series A (AMT)
4.000%, 07/01/2019	750	757
4.250%, 07/01/2021	500	505
Oregon Housing & Community Services, Single Family Mortgage Program
Series A
4.050%, 01/01/2018	235	241
Series D
4.750%, 07/01/2022	1,250	1,333
Portland Housing Authority, Yards Union Station Project (AMT)
4.750%, 05/01/2022	705	721

		3,557

DESCRIPTION	PAR	FAIR VALUE >

Lease Revenue - 0.6%
Puerto Rico Public Buildings Authority, Government Facilities
Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	1,094

Recreational Facility Authority - 0.6%
Portland Urban Renewal & Redevelopment, Convention Center, Series A (AMBAC)
5.750%, 06/15/2015	1,000	1,013

Tax Revenue - 6.7%
Keizer Assessment, Keizer Station Area A Local Improvement District
5.200%, 06/01/2031	905	937
Medford Urban Renewal Agency
4.500%, 06/01/2013	1,010	1,076
Oregon Department of Administrative Services Lottery, Series A (AGM)
5.000%, 04/01/2012	1,050	1,054
Portland Economic Development, Broadway Project, Series A
5.125%, 04/01/2016	880	1,016
6.250%, 04/01/2023	1,355	1,593
Portland Urban Renewal & Redevelopment, North MacAdam, Series B
3.750%, 06/15/2022	450	441
5.000%, 06/15/2024	2,655	2,887
Portland Urban Renewal & Redevelopment, South Park Blocks, Series B
5.000%, 06/15/2021	2,030	2,304
Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
4.750%, 06/01/2015	280	295

		11,603

Transportation - 4.6%
Oregon Department of Transportation, Highway User Tax Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 ◊	1,000	1,006
Series A
5.000%, 11/15/2021	1,000	1,175
5.000%, 11/15/2024	950	1,027
Series A, Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 ◊	1,000	1,105
Portland International Airport, Series 12A (FGIC) (NATL)
5.250%, 07/01/2011	1,165	1,170
5.250%, 07/01/2012	2,000	2,008
Redmond Airport
5.500%, 06/01/2024	215	226
5.750%, 06/01/2027	200	210

		7,927

Utilities - 9.1%
Eugene Electric Utilities (AGM)
5.000%, 08/01/2011	1,305	1,310
Lane County Metropolitan Wastewater Management
5.000%, 11/01/2022	1,500	1,703
(FGIC) (NATL)
5.000%, 11/01/2021	820	913
Portland Sewer System, First Lien, Series A
4.750%, 06/15/2024	1,000	1,114
Portland Sewer System, Second Lien, Series B (NATL)
5.000%, 06/15/2023	1,175	1,303
Portland Water System, Series A
5.000%, 05/01/2015	2,000	2,337
Portland Water System, Second Lien, Series A (NATL)
4.375%, 10/01/2024	500	533
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGC)
5.000%, 07/01/2025	1,500	1,614
Puerto Rico Electric Power Authority, Series WW
5.375%, 07/01/2023	800	876
Redmond Water Revenue
4.500%, 06/01/2025	450	488
The Dalles Water Revenue (AMBAC)
4.250%, 06/01/2020	325	352
Washington County Clean Water Services
(FGIC) (NATL)
5.125%, 10/01/2014	1,790	1,862
(NATL)
5.000%, 10/01/2014	1,000	1,154

		15,559

Total Revenue Bonds		80,900

DESCRIPTION	PAR	FAIR VALUE >

General Obligations - 46.5%
Blue Mountain Hospital District
4.250%, 02/01/2019	605	642
4.500%, 02/01/2020	655	701
5.000%, 02/01/2021	255	281
Central Oregon Community College District (SBG)
4.000%, 06/15/2019	1,000	1,117
4.500%, 06/15/2020	800	924
Chemeketa Community College District (SBG)
5.500%, 06/15/2024	1,000	1,177
Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 §	2,170	2,450
Clackamas & Washington Counties School District #3JT, West Linn-Wilsonville (SBG)
4.125%, 06/15/2025	1,070	1,143
Clackamas Community College District (NATL)
5.000%, 05/01/2019	1,145	1,297
Clackamas County School District #115, Series B (NATL) (SBG)
4.500%, 06/15/2021	1,975	2,157
Clackamas County School District #12, North Clackamas
Deferred Interest, Series B, Convertible CABs (AGM) (SBG), 0.000% through 06/15/2011, thereafter 5.000%, 6/15/2022 ◑	3,135	3,389
Deferred Interest, Series B, Convertible CABs (AGM) (SBG), 0.000% through 06/15/2011, thereafter 5.000%, 6/15/2027 ◑	3,665	3,986
Clackamas County School District #46, Oregon Trail, Series A (SBG)
5.000%, 06/15/2024	1,000	1,146
Clackamas County School District #7J, Lake Oswego (AGM)
5.250%, 06/01/2025	200	247
Clackamas County School District #86, Canby (AGM) (SBG)
5.000%, 06/15/2018	1,000	1,135
5.000%, 06/15/2021	1,305	1,481
Deschutes & Jefferson Counties School District #2-J, Redmond
Series A (FGIC) (NATL) (SBG)
5.000%, 06/15/2013	1,250	1,392
Series B, Zero Coupon Bond (FGIC) (NATL) (SBG)
3.462%, 06/15/2021 ¤	1,000	692
Series B, Zero Coupon Bond (SBG)
3.553%, 06/15/2022 ¤	3,030	2,006
Deschutes County (AGM)
5.000%, 12/01/2014	1,755	1,912
Deschutes County School District #6, Sisters, Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 ◊	1,725	1,789
Hood River County School District (SBG)
5.250%, 06/15/2016	1,030	1,064
Independence, City Hall Project (AGM)
4.000%, 06/15/2021	365	399
4.000%, 06/15/2022	375	405
4.000%, 06/15/2023	390	418
4.000%, 06/15/2024	360	383
Jackson County School District #549C, Medford (SBG)
5.000%, 06/15/2012	2,000	2,150
Josephine County Unit School District, Three Rivers (FGIC) (NATL) (SBG)
5.000%, 12/15/2019	1,000	1,209
Lane County School District #40, Creswell (SBG)
5.000%, 06/15/2011	585	587
Linn County Community School District #9, Lebanon, Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 ◊	1,000	1,133
Marion & Clackamas Counties School District #4J, Silver Falls (NATL) (SBG)
4.500%, 06/15/2022	1,305	1,415
McMinnville School District #40 (AGM)
5.500%, 06/15/2013	1,000	1,129
Metro National Areas
5.250%, 09/01/2014	1,000	1,024
5.000%, 06/01/2020	1,635	1,902
Multnomah County School District #7, Reynolds, Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 ◊	1,000	1,038
Multnomah-Clackamas Counties School District #10JT, Gresham-Barlow (AGM) (SBG)
5.250%, 06/15/2017	1,000	1,211
Pre-refunded 06/15/2011 @ 100
5.500%, 06/15/2013 ◊	1,780	1,846
Multnomah-Clackamas Counties School District #28JT, Zero Coupon Bond (AMBAC) (SBG)
1.681%, 06/01/2016 ¤	1,000	795
North Lincoln Fire & Rescue District #1 (AGM)
4.250%, 02/01/2018	125	139
Oregon Department of Administrative Services, Oregon Opportunity
5.000%, 12/01/2020	1,500	1,811
Pacific City Joint Water Sanitation Authority
4.650%, 07/01/2022	455	470
Portland Community College District, Series A, Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 ◊	1,375	1,422
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,086
Puerto Rico Public Buildings Authority, Series J, Mandatory Put 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	1,037

DESCRIPTION	PAR	FAIR VALUE >

Redmond, Terminal Expansion Project
4.000%, 06/01/2021	240	252
4.250%, 06/01/2023	200	209
4.375%, 06/01/2024	200	209
4.625%, 06/01/2029	500	512
Salem-Keizer School District #24J
(AGM) (SBG)
5.000%, 06/15/2014	1,150	1,318
Series B, Deferred Interest, Zero Coupon Bond (SBG)
3.643%, 06/15/2022 ¤	905	593
Sandy
4.000%, 06/01/2015	190	208
4.000%, 06/01/2016	150	163
4.000%, 06/01/2017	210	225
4.000%, 06/01/2018	240	256
4.000%, 06/01/2019	100	106
The Dalles
4.000%, 06/01/2017	130	146
4.000%, 06/01/2018	140	157
4.000%, 06/01/2019	75	83
Tualatin Hills Park & Recreation District (FGIC) (NATL)
5.750%, 03/01/2013	870	976
Umatilla County School District #16R, Pendleton (FGIC) (NATL)
5.250%, 07/01/2014	1,540	1,755
Wasco County School District #12 (AGM) (SBG)
5.500%, 06/15/2014	1,080	1,257
Washington & Clackamas Counties School District #23J, Tigard
(FGIC) (NATL)
5.500%, 06/01/2013	1,000	1,126
Zero Coupon Bond
1.871%, 06/15/2014 ¤	1,030	961
Washington County
5.000%, 06/01/2022	1,525	1,714
Washington County School District #48J, Beaverton, Series A (AGM)
5.000%, 06/01/2014	1,600	1,832
5.000%, 06/01/2016	1,500	1,708
Washington, Multnomah & Yamhill Counties School District #1J
5.000%, 11/01/2014	1,000	1,155
Washington, Multnomah & Yamhill Counties School District #1J, Hillsboro (NATL)
5.000%, 06/15/2019	2,490	2,878
Yamhill County School District #29J, Newberg (FGIC) (NATL) (SBG)
5.250%, 06/15/2015	1,260	1,477
5.250%, 06/15/2016	1,835	2,177
Yamhill County School District #40, McMinnville (AGM) (SBG)
5.000%, 06/15/2023	1,005	1,134

Total General Obligations		79,724

Certificates of Participation - 3.3%
Oregon Department of Administrative Services
Series A
4.700%, 05/01/2025	1,500	1,632
Series A (FGIC) (NATL)
5.000%, 11/01/2018	1,060	1,210
Series C
5.000%, 11/01/2025	2,555	2,874

Total Certificates of Participation		5,716

Total Municipal Bonds
(Cost $156,164)		166,340

	SHARES
Short-Term Investment - 1.8%
First American Tax Free Obligations Fund, Class Z
0.024% ⊕Ω
(Cost $3,049)	3,048,897	$3,049

Total Investments ▲ - 98.7%
(Cost $159,213)		169,389

Other Assets and Liabilities, Net - 1.3%		2,159

Total Net Assets - 100.0%		$171,548

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

◑	Convertible Capital Appreciation Bonds (Convertible CABs) initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2010.

⊕	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $159,213. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$10,502
Gross unrealized depreciation	(326)

Net unrealized appreciation	$10,176

AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — Ambac Assurance Corporation. On November 8, 2010, Ambac Financial Group, the parent of Ambac Assurance Corporation (“AMBAC”), filed for relief under the United States Bankruptcy Code. If a bond insured by AMBAC defaults, it is unclear whether AMBAC would be able to meet its obligation to cover outstanding interest and principal payments on the bond. The advisor currently relies solely on the credit quality and other characteristics of the bond issuer in considering whether to purchase or hold a bond insured by AMBAC.
AMT — Alternative Minimum Tax. As of September 30, 2010, the aggregate fair value of securities subject to the AMT was $1,983 which represents 1.2% of total net assets.
COMGTY — Commonwealth Guaranty
FGIC — Financial Guaranty Insurance Corporation
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
SBG — School Bond Guaranty Program
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of September 30, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$80,900	$—	$80,900
General Obligations	—	79,724	—	79,724
Certificates of Participation	—	5,716	—	5,716
Short-Term Investment	3,049	—	—	3,049

Total Investments	$3,049	$166,340	$—	$169,389

During the period ended September 30, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments September 30, 2010 (unaudited), all dollars are rounded to thousands (000)
Short Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE >
Municipal Bonds - 72.0%

Alaska - 0.6%
Revenue Bond - 0.6%
Alaska Railroad Corporation, Capital Grant Receipts (FGIC) (NATL)
5.000%, 08/01/2012	$1,825	$1,947

Arizona - 3.7%
Revenue Bonds - 3.7%
Glendale Individual Development Authority, Midwestern University
5.000%, 05/15/2019	1,545	1,715
Maricopa County Hospital, Sun Health Corporation, Escrowed to Maturity
5.000%, 04/01/2011 §	3,815	3,904
Phoenix Civic Improvement, Series A
5.000%, 07/01/2017	5,000	5,729
Salt River Project, Arizona Agriculture Improvement & Power District Electric Systems, Series A
5.000%, 01/01/2020	500	581

		11,929

Arkansas - 1.0%
Revenue Bond - 1.0%
North Little Rock Health Facilities Board, Baptist Health, Series B
5.375%, 12/01/2019	2,750	3,044

California - 3.9%
Revenue Bonds - 1.0%
California Statewide Communities Development Authority, Health Facility, Adventist Health, Series A
5.000%, 03/01/2016	2,500	2,691
Northern California Power Agency, Series A
5.000%, 07/01/2016	500	580

		3,271

General Obligations - 2.9%
California Economic Recovery, Series A
5.000%, 07/01/2020	4,000	4,682
Long Beach Community College, Series A
9.850%, 01/15/2013	3,750	4,489
		9,171

		12,442

Colorado - 3.0%
Revenue Bonds - 3.0%
Colorado Health Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 07/01/2015	3,345	3,803
Colorado Health Facilities Authority, Evangelical Lutheran, Series B, Mandatory Put 12/01/2014 @ 100
5.000%, 06/01/2039	2,400	2,542
Colorado Health Facilities Authority, North Colorado Medical Center Project, Series A (AGM)
5.000%, 05/15/2013	1,010	1,091
Colorado Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	1,000	1,059
Denver City & County Airport System, Series A
5.000%, 11/15/2017	1,110	1,284

		9,779

District of Columbia - 1.2%
Revenue Bonds - 1.2%
District of Columbia, Georgetown University, Series A
5.000%, 04/01/2014	1,700	1,886
Metropolitan Washington D.C. Airport Authority, Series B (AMT)
5.000%, 10/01/2011	1,775	1,848

		3,734

Florida - 6.9%
Revenue Bonds - 6.9%
Florida Department of Environmental Protection Preservation, Florida Forever, Series B (NATL)
5.000%, 07/01/2011	10,000	10,326
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.250%, 07/01/2012	4,000	4,232
Highlands County Health Facilities Authority, Adventist Health
5.000%, 11/15/2015	1,000	1,133
5.000%, 11/15/2016	2,000	2,265
Miami-Dade County Health Facilities Authority, Miami Children’s Hospital, Series A-1, Mandatory Put 08/01/2011 @ 100 (NATL)
4.125%, 08/01/2046	1,000	1,019
South Miami Health Facilities Authority, Baptist Health South Florida Group
5.000%, 08/15/2012	2,000	2,126
Tallahassee Energy Systems (NATL)
5.000%, 10/01/2012	1,000	1,073

		22,174

Georgia - 2.1%
Revenue Bond - 1.0%
DeKalb County Hospital Authority, DeKalb Medical Center Project
4.000%, 09/01/2015	3,200	3,264

General Obligation - 1.1%
Georgia, Series B
5.000%, 07/01/2021	2,900	3,412

		6,676

Hawaii - 0.5%
Revenue Bond - 0.5%
Hawaii Department of Budget & Finance, Special Purpose, Series C1
7.500%, 11/15/2015	1,500	1,539

DESCRIPTION	PAR	FAIR VALUE >
Illinois - 2.9%
Revenue Bonds - 2.9%
Illinois Finance Authority, Art Institute of Chicago, Series A
5.000%, 03/01/2015	4,000	4,527
Illinois Finance Authority, Clare at Water Tower Project, Series A-1
5.100%, 05/15/2014 ∞	700	641
Illinois Finance Authority, Clare at Water Tower, Series B, Zero Coupon Bond
11.290%, 05/15/2050 ∞ ʘ	300	4
Illinois Finance Authority, Illinois Institute of Technology
6.250%, 02/01/2019	500	545
Illinois Finance Authority, Landing at Plymouth Place Project, Series A
5.000%, 05/15/2011	500	505
Illinois Finance Authority, Rush University Medical Center, Series A
5.000%, 11/01/2013	1,630	1,749
5.000%, 11/01/2014	1,105	1,199

		9,170

Indiana - 1.3%
Revenue Bonds - 1.3%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2012	990	1,025
Crown Point, Temps-Wittenberg Village Project, Series C-2
6.500%, 11/15/2013	2,000	2,001
Indiana Health & Educational Facilities, Financing Authority, Baptist Homes of Indiana
5.000%, 11/15/2013	1,000	1,055

		4,081

Iowa - 2.4%
Revenue Bonds - 2.4%
Iowa Finance Authority, Genesis Health Systems
5.000%, 07/01/2016	1,150	1,267
5.000%, 07/01/2020	2,285	2,497
Iowa Higher Education, Private College Facility, Grinnell, Escrowed to Maturity
2.100%, 12/01/2011 §	4,000	4,073

		7,837

Kansas - 1.8%
Revenue Bonds - 1.8%
Olathe Health Facilities, Olathe Medical Center
4.000%, 09/01/2012	1,150	1,199
Series A Mandatory Put 03/01/2013 @ 100
4.125%, 09/01/2037	1,350	1,393
Wichita Hospital Improvement, Series III A
5.000%, 11/15/2014	1,000	1,110
5.000%, 11/15/2016	1,000	1,115
Wichita Hospital, Christi Health System
5.000%, 11/15/2015	1,000	1,122

		5,939

Louisiana - 0.6%
Revenue Bond - 0.6%
Tangipahoa Parish Hospital Service District #1, North Oaks Medical Center Project, Series A
5.000%, 02/01/2011	2,035	2,051

Massachusetts - 2.0%
Revenue Bonds - 2.0%
Massachusetts Development Finance Agency, Senior Living Facility, Groves-Lincoln, Series B2
6.250%, 06/01/2014	1,900	1,901
Massachusetts Educational Financing Authority, Issue I, Series B (AMT)
4.500%, 01/01/2016	2,455	2,579
Massachusetts Health & Educational Facilities Authority, Northeastern University, Series T-1, Mandatory Put 02/16/2012 @ 100
4.125%, 10/01/2037	2,000	2,064

		6,544

Michigan - 1.1%
Revenue Bond - 0.7%
Michigan Hospital Finance Authority, Ascension Health Senior Credit Group, Series B
5.000%, 11/15/2016	2,030	2,335

		—
General Obligation - 0.4%
Warren School District, School Improvement, (FGIC) (NATL)
5.000%, 05/01/2012	1,200	1,271

		3,606

Minnesota - 8.2%
Revenue Bonds - 3.5%
Minneapolis & St. Paul Housing & Redevelopment Authority, HealthPartners Obligated Group Project
5.250%, 12/01/2012	1,000	1,058
Minneapolis & St. Paul Metropolitan Apartments, Series B (AMT)
5.000%, 01/01/2015	2,500	2,778
Minneapolis, National Marrow Donor Program
5.000%, 08/01/2017	2,500	2,725
Minnesota Agricultural & Economic Development Board, Essentia Health Obligated Group, Series C-1 (AGC)
5.000%, 02/15/2015	1,335	1,493
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2016	910	959
5.500%, 05/01/2017	1,065	1,129
St. Cloud Health Care Facilities, CentraCare Health System, Series A
5.000%, 05/01/2015	1,000	1,110

		11,252

General Obligations - 4.7%
Bemidji Temporary Sales Tax
4.500%, 02/01/2012	3,000	3,038
Edina Independent School District #273, Series A (MSDCEP)
1.500%, 02/14/2011	10,000	10,041
St. Cloud Independent School District #742, Aid Antic Certificates (MSDCEP)
1.500%, 08/19/2011	2,000	2,018

		15,097

		26,349

DESCRIPTION	PAR	FAIR VALUE >
Mississippi - 1.9%
Revenue Bonds - 1.9%
Mississippi, Series B-1 (AGC)
4.000%, 07/01/2015	3,235	3,542
Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services, Series 1
5.000%, 10/01/2017	2,250	2,580

		6,122

Missouri - 2.4%
Revenue Bonds - 2.4%
Kirkwood Industrial Development Authority, Aberdeen Heights, Series C-3
6.500%, 05/15/2015	3,000	3,018
Missouri Finance Board, Infrastructure Facilities, Water Systems, Series E
4.000%, 11/01/2016	2,020	2,107
Missouri Health and Educational Facilities Authority, Webster University (NATL)
5.250%, 04/01/2021	2,000	2,017
Osage Beach Tax Increment, Prewitt’s Point Project
4.625%, 05/01/2011	465	465

		7,607

Montana - 1.0%
Revenue Bond - 1.0%
Montana Finance Authority, Series B
5.000%, 01/01/2019	2,740	3,157

Nebraska - 1.0%
Revenue Bond - 1.0%
Central Plains Energy Project, Nebraska Gas Project #1, Series A
5.250%, 12/01/2021	3,000	3,153

New Hampshire - 0.8%
Revenue Bond - 0.8%
New Hampshire Health & Education Facilities Authority, Concord Hospital, Series D2
5.000%, 05/01/2011	2,585	2,629

New Mexico - 0.7%
Revenue Bond - 0.7%
New Mexico Educational Assistance Foundation, Series C (AMT)
3.900%, 09/01/2014	2,000	2,119

New York - 1.1%
General Obligation - 1.1%
New York, Series A
5.000%, 08/01/2011	3,435	3,569

North Carolina - 0.4%
Revenue Bond - 0.4%
North Carolina Municipal Power Agency, #1 Catawba Electric, Series C
5.000%, 01/01/2021	1,000	1,136

Ohio - 0.3%
Revenue Bond - 0.3%
Ohio Air Quality Development Authority, Ohio Power Company, Series A Mandatory Put 06/02/2014 @ 100
3.250%, 06/01/2041	1,000	1,020

Oklahoma - 1.0%
Revenue Bonds - 1.0%
Cleveland County Public Facilities Authority, Norman Public Schools Project
3.500%, 06/01/2012	2,000	2,071
Tulsa County Individual Educational Facilities Authority, Jenks Public School
5.000%, 09/01/2014	1,125	1,292

		3,363

Oregon - 1.0%
Revenue Bond - 1.0%
Medford Hospital Facilities Authority, Asante Health System (AGM)
5.000%, 08/15/2015	2,840	3,229

Pennsylvania - 0.3%
Revenue Bond - 0.3%
Allegheny County Airport Authority, Pittsburgh International Airport, Series A (AGM) (AMT)
5.000%, 01/01/2016	1,000	1,074

South Carolina - 2.1%
Revenue Bonds - 1.0%
Georgetown County Pollution Control Facilities, International Paper Company Project, Series A
5.125%, 02/01/2012	1,500	1,568
Richland County Environmental Improvement, Series A
4.600%, 09/01/2012	1,000	1,053
South Carolina Jobs-Economic Development Authority, Palmetto Health
5.000%, 08/01/2015	500	542

		3,163

Certificate of Participation - 1.1%
Scago Public Facilities Corporation, Lancaster County Project (AGC)
3.500%, 12/01/2011	3,315	3,411

		6,574

South Dakota - 0.4%
Revenue Bond - 0.4%
South Dakota Health & Educational Facilities Authority, Sanford Health
4.500%, 11/01/2015	1,305	1,430

DESCRIPTION	PAR	FAIR VALUE >
Tennessee - 1.5%
Revenue Bonds - 1.5%
Memphis-Shelby County Airport Authority, Series B (AMT)
5.000%, 07/01/2016	1,000	1,112
Memphis-Shelby County Sports Authority, Memphis Arena Project, Series B
5.500%, 11/01/2020	1,270	1,491
Metropolitan Nashville Airport Authority, Series A
5.000%, 07/01/2016	1,800	2,066

		4,669

Texas - 6.5%
Revenue Bonds - 5.2%
Dallas Fort Worth International Airport, Series A
5.000%, 11/01/2021	1,000	1,105
Harrison County Health Facilities, Good Shepherd Health Systems
4.000%, 07/01/2015	1,000	1,013
Lower Colorado River Authority (AMBAC)
5.000%, 05/15/2012	2,615	2,792
Escrowed to Maturity
5.000%, 05/15/2012 §	70	75
Tarrant County Cultural Education Facilities, CC Young Memorial Home, Series B-2
6.500%, 02/15/2014	2,000	2,010
Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Hendrick Medical Center, Series A (AGC)
4.000%, 09/01/2015	1,425	1,520
4.000%, 09/01/2016	1,070	1,136
4.375%, 09/01/2018	1,355	1,442
Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Mirador Project, Series B-2
6.250%, 11/15/2014	2,000	2,010
Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Stayton at Museum Way, Series C-2
6.500%, 11/15/2014	2,000	2,003
Tyler Health Facilities Development Corporation, East Texas Medical Center, Series A
5.000%, 11/01/2010	1,500	1,503

		16,609

General Obligation - 1.3%
Texas Public Finance Authority
5.000%, 10/01/2010	4,275	4,275

		20,884

Virgin Islands - 0.3%
Revenue Bond - 0.3%
Virgin Islands Public Finance Authority, Series B
5.000%, 10/01/2019	1,000	1,107

Virginia - 4.3%
Revenue Bonds - 4.3%
Virginia Housing Development Authority, Commonwealth Mortgage, Series D1 (AMT)
4.300%, 01/01/2014	7,000	7,282
Virginia Public Building Authority, Series A
5.000%, 08/01/2014	6,000	6,681

		13,963

Washington - 1.1%
Revenue Bonds - 1.1%
Port Seattle, Series C (AMT)
5.000%, 02/01/2016	1,000	1,108
Washington Health Care Facilities Authority, Central Washington Health Services
5.000%, 07/01/2013	1,225	1,288
5.000%, 07/01/2014	1,150	1,220

		3,616

Wisconsin - 0.7%
Revenue Bonds - 0.7%
Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Series A
5.000%, 04/15/2016	1,000	1,078
Wisconsin Health & Educational Facilities Authority, St. John’s Communities
5.400%, 09/15/2014	1,000	1,002

		2,080

Total Municipal Bonds
(Cost $222,947)		231,342

	SHARES
Short-Term Investments - 27.3%
Money Market Fund - 2.9%
First American Tax Free Obligations Fund, Class Z
0.024% Å Ω	9,445,887	9,446

	PAR
Variable Rate Demand Notes ❖ - 24.4%
California Financial Authority, Goodwill Industries — Orange County (LOC: Wells Fargo Bank)
0.320%, 10/01/2033	5,545	5,545
Cleveland-Cuyahoga County Port Authority, Carnegie/89th Garage Project (LOC: JP Morgan Chase Bank)
0.240%, 01/01/2037	9,800	9,800
Cohasset Power & Light Company Project, Series A (LOC: LaSalle Bank)
0.300%, 06/01/2020	5,420	5,420
Colorado Educational & Cultural Facilities Authority, Denver Seminary Project (LOC: Wells Fargo Bank)
0.370%, 07/01/2034	2,465	2,465
Glendale Individual Development Authority, Senior Living Facilities, Friendship Retirement Corporation (LOC: Wells Fargo Bank)
0.370%, 01/01/2027	5,500	5,500
Indiana Health Facilities, Financing Authority, Anthony Wayne Rehabilitation Center (LOC: Wells Fargo Bank)
0.370%, 02/01/2031	2,345	2,345
Lake Oswego Redevelopment Agency Tax Increment, Series A (LOC: Wells Fargo Bank)
0.370%, 06/01/2020	2,265	2,265
Massachusetts Health & Educational Facilities Authority, Dana Farber Cancer Institute, Series L1
0.260%, 12/01/2046	3,000	3,000
Metropolitan Government Nashville & Davidson Counties, Vanderbilt University, Series A-1
0.220%, 10/01/2044	12,000	12,000

DESCRIPTION	PAR	FAIR VALUE >
Milwaukee Redevelopment Authority, Yankee Hill Apartments (LOC: Wells Fargo Bank)
0.270%, 09/01/2025	1,100	1,100
Missouri Health & Educational Facilities Authority, Barnes Hospital Project (LOC: JP Morgan Chase Bank)
0.240%, 12/01/2015	7,485	7,485
New York Dormitory Authority, University of Rochester, Series C
0.250%, 07/01/2033 (LOC: JP Morgan Chase Bank)	7,600	7,600
South Fulton Municipal Regional Water & Sewer Authority (LOC: Bank of America)
0.320%, 01/01/2033	7,000	7,000
Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series B (LOC: Bank of America)
0.300%, 09/01/2034	6,755	6,755

		78,280

Total Short-Term Investments
(Cost $87,726)		$87,726

Total Investments ▲ - 99.3%
(Cost $310,673)		319,068

Other Assets and Liabilities, Net - 0.7%		2,119

Total Net Assets - 100.0%		$321,187

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2010, the value of the fund’s investments considered to be illiquid was $840 or 0.3% of total net assets. Information concerning the illiquid securities is as follows:

Security	Par	Dates Acquired	Cost Basis
Illinois Finance Authority, Clare at Water Tower Project, Series A-1	$700	7/10	$811
Illinois Finance Authority, Clare at Water Tower, Series B, Zero Coupon Bond	300	7/10	29

ʘ	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2010

⊕	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of September 30, 2010.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $310,673. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,598
Gross unrealized depreciation	(203)

Net unrealized appreciation	$8,395

AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — Ambac Assurance Corporation. On November 8, 2010, Ambac Financial Group, the parent of Ambac Assurance Corporation (“AMBAC”), filed for relief under the United States Bankruptcy Code. If a bond insured by AMBAC defaults, it is unclear whether AMBAC would be able to meet its obligation to cover outstanding interest and principal payments on the bond. The advisor currently relies solely on the credit quality and other characteristics of the bond issuer in considering whether to purchase or hold a bond insured by AMBAC.
AMT — Alternative Minimum Tax. As of September 30, 2010, the aggregate fair value of securities subject to the AMT was $19,900 which represents 6.2% of total net assets.
FGIC — Financial Guarantee Insurance Corporation
LOC — Letter of Credit
MSDCEP — Minnesota School District Credit Enhancement Program
NATL — National Public Finance Guarantee Corporation

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$191,136	$—	$191,136
General Obligations	—	36,795	—	36,795
Certificate of Participation	—	3,411	—	3,411
Short-Term Investments	9,446	78,280	—	87,726

Total Investments	$9,446	$309,622	$—	$319,068

During the period ended September 30, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of INVESTMENTS September 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Short Term Bond Fund

DESCRIPTION	PAR	FAIR VALUE >

Corporate Bonds - 42.4%
Banking - 8.5%
Bank of America
4.875%, 01/15/2013	$2,000	$2,124
4.750%, 08/15/2013	1,500	1,583
Series MTN
2.100%, 04/30/2012	1,500	1,537
Bank of Nova Scotia
1.450%, 07/26/2013 ■ ¬	5,000	5,054
BB&T
5.700%, 04/30/2014	1,000	1,123
Series MTN
3.850%, 07/27/2012	260	273
Citigroup
2.125%, 04/30/2012	1,500	1,538
5.850%, 07/02/2013	1,000	1,082
6.375%, 08/12/2014	4,500	4,997
Credit Suisse New York
5.500%, 05/01/2014 ▼ ¬	1,000	1,120
Deutsche Bank
3.875%, 08/18/2014 ¬	2,000	2,139
European Investment Bank
1.750%, 09/14/2012 ¬	5,000	5,116
Fifth Third Bancorp
6.250%, 05/01/2013	1,755	1,921
HSBC Finance
6.750%, 05/15/2011	2,345	2,428
JPMorgan Chase
2.200%, 06/15/2012	1,500	1,543
5.125%, 09/15/2014 ▼	2,000	2,193
3.700%, 01/20/2015 ▼	2,000	2,112
Key Bank
3.200%, 06/15/2012	1,500	1,568
Keycorp
Series MTN
6.500%, 05/14/2013	1,000	1,096
KFW
Series GMTN
4.750%, 05/15/2012 ¬	5,000	5,333
Lloyds TSB Bank
4.375%, 01/12/2015 ■¬	3,000	3,072
National City
4.000%, 02/01/2011	1,000	1,009
PNC Funding
3.625%, 02/08/2015 ▼	1,500	1,583
Rabobank Nederland
3.200%, 03/11/2015 ■¬	1,400	1,461
Royal Bank of Scotland
4.875%, 08/25/2014 ■¬	1,900	2,016
Santander
2.485%, 01/18/2013 ■¬	2,000	1,993
UBS
3.875%, 01/15/2015 ¬	1,000	1,044
Series BKNT
2.250%, 08/12/2013 ¬	2,650	2,677
Wells Fargo
Series AI
4.750%, 02/09/2015	2,000	2,142
Series I
3.750%, 10/01/2014	2,000	2,119

		64,996

Basic Industry - 2.4%
Anglo American Capital
2.150%, 09/27/2013 ■¬	1,000	1,007
Arcelormittal
5.375%, 06/01/2013 ▼ ¬	1,900	2,040
BHP Billiton Finance
5.500%, 04/01/2014 ¬	1,000	1,125
Codelco
5.500%, 10/15/2013 ■¬	2,400	2,644
Dow Chemical
4.850%, 08/15/2012 ▼	1,000	1,058
Georgia-Pacific
8.125%, 05/15/2011 ▼	500	519
Noble Holding International
3.450%, 08/01/2015 ¬	1,825	1,902
Noranda
7.250%, 07/15/2012 ¬	2,000	2,174
Potash Corporation of Saskatchewan
3.750%, 09/30/2015 ▼ ¬	1,500	1,553
Rio Tinto Financial
8.950%, 05/01/2014 ¬	1,000	1,235
Rockies Express Pipeline
3.900%, 04/15/2015 ■	2,000	2,001
United States Steel
5.650%, 06/01/2013 ▼	1,000	1,042
Vedanta Resources
9.500%, 07/18/2018 ■▼ ¬	420	454

		18,754

DESCRIPTION	PAR	FAIR VALUE >

Brokerage - 2.0%
Goldman Sachs Group
6.875%, 01/15/2011 ▼	3,000	3,053
1.625%, 07/15/2011	1,580	1,598
3.625%, 08/01/2012	1,625	1,691
3.700%, 08/01/2015 ▼	2,000	2,046
Merrill Lynch
5.450%, 02/05/2013	1,250	1,343
Morgan Stanley
2.250%, 03/13/2012 ▼	1,525	1,564
4.200%, 11/20/2014	2,000	2,073
Series GMTN
4.100%, 01/26/2015	1,645	1,700

		15,068

Capital Goods - 1.0%
Case New Holland
7.750%, 09/01/2013	1,000	1,086
Caterpillar Financial Services
Series MTN
4.900%, 08/15/2013	2,490	2,747
ITT
4.900%, 05/01/2014	1,779	1,958
Northrop Grumman
3.700%, 08/01/2014	1,707	1,831

		7,622

Communications - 5.2%
American Tower
4.625%, 04/01/2015 ▼	2,000	2,133
AT&T
7.300%, 11/15/2011	1,500	1,606
6.700%, 11/15/2013	2,000	2,316
2.500%, 08/15/2015 ▼	2,250	2,292
British Telecom
5.150%, 01/15/2013 ¬	2,000	2,137
CenturyLink
Series L
7.875%, 08/15/2012	1,900	2,080
Comcast
5.300%, 01/15/2014	1,000	1,118
Deutsche Telekom
5.875%, 08/20/2013 ¬	2,000	2,234
DirecTV Holdings
3.550%, 03/15/2015	1,700	1,765
7.625%, 05/15/2016	2,000	2,230
NBC Universal
3.650%, 04/30/2015 ■ ▼	2,000	2,111
News America
5.300%, 12/15/2014 ▼	1,000	1,129
Sprint Capital
8.375%, 03/15/2012 ▼	2,000	2,140
TCM Sub
3.550%, 01/15/2015 ■	1,000	1,043
Telecom Italia Capital
4.950%, 09/30/2014 ¬	1,540	1,640
Telefonica Emisiones
2.582%, 04/26/2013 ▼ ¬	1,450	1,477
Time Warner Cable
5.400%, 07/02/2012	1,250	1,339
8.250%, 02/14/2014	1,025	1,224
Verizon Communications
5.250%, 04/15/2013 ▼	900	993
Verizon New England
6.500%, 09/15/2011	1,500	1,577
Verizon Wireless
5.550%, 02/01/2014	2,000	2,262
Vodafone Group
5.000%, 09/15/2015 ¬	2,500	2,813

		39,659

Consumer Cyclical - 1.4%
Best Buy
6.750%, 07/15/2013	1,000	1,118
Home Depot
5.250%, 12/16/2013	2,000	2,232
Macy’s Retail Holdings
5.350%, 03/15/2012 ▼	1,700	1,772
Staples
9.750%, 01/15/2014 ▼	1,000	1,238
Target
4.000%, 06/15/2013	1,000	1,079
Viacom
4.375%, 09/15/2014	1,000	1,085
Whirlpool
8.000%, 05/01/2012	1,000	1,090
Yum! Brands
8.875%, 04/15/2011	1,260	1,312

		10,926

DESCRIPTION	PAR	FAIR VALUE >

Consumer Non Cyclical - 6.4%
Altria Group
8.500%, 11/10/2013	2,000	2,395
Anheuser-Busch InBev Worldwide
3.000%, 10/15/2012	1,750	1,817
7.200%, 01/15/2014 ■	1,000	1,165
Boston Scientific
4.500%, 01/15/2015	1,000	1,023
Bunge Limited Finance
5.875%, 05/15/2013	2,000	2,165
Cardinal Health
5.500%, 06/15/2013	915	1,004
Carefusion
4.125%, 08/01/2012 ▼	600	628
Cargill
4.375%, 06/01/2013 ■	2,000	2,142
ConAgra Foods
5.875%, 04/15/2014	1,950	2,226
Covidien International
1.875%, 06/15/2013 ¬	3,750	3,815
Dr. Pepper Snapple Group
2.350%, 12/21/2012	2,000	2,052
Genentech
4.750%, 07/15/2015	2,000	2,263
Kraft Foods
5.625%, 11/01/2011	1,500	1,575
6.000%, 02/11/2013	1,500	1,666
Kroger
5.500%, 02/01/2013	2,000	2,183
Life Technologies
3.375%, 03/01/2013	1,000	1,029
McKesson
6.500%, 02/15/2014	2,105	2,415
MedcoHealth Solutions
6.125%, 03/15/2013	1,845	2,040
Miller Brewing
5.500%, 08/15/2013 ■ ¬	2,000	2,199
Novartis Capital
2.900%, 04/24/2015	1,000	1,054
Pfizer
4.450%, 03/15/2012	1,000	1,053
Reynolds American
7.250%, 06/01/2013	2,000	2,247
St. Jude Medical
2.200%, 09/15/2013	2,000	2,047
3.750%, 07/15/2014	690	740
Teva Pharmaceutical
1.500%, 06/15/2012 ▼	2,500	2,531
UnitedHealth Group
4.875%, 02/15/2013	1,500	1,612
Watson Pharmaceuticals
5.000%, 08/15/2014	2,000	2,179

		49,265

Electric - 0.8%
Arizona Public Service
6.375%, 10/15/2011	2,000	2,107
MidAmerican Energy Holdings
5.875%, 10/01/2012	1,555	1,687
National Rural Utilities Cooperative Finance
2.625%, 09/16/2012	950	982
Nevada Power
6.500%, 04/15/2012	1,000	1,075

		5,851

Energy - 2.7%
Anadarko Petroleum
5.950%, 09/15/2016 ▼	755	824
Apache
6.000%, 09/15/2013 ▼	2,800	3,144
ConocoPhillips
4.750%, 02/01/2014	900	1,003
Husky Energy
5.900%, 06/15/2014 ¬	1,000	1,113
Marathon Global Funding
6.000%, 07/01/2012 ¬	1,000	1,078
Marathon Oil
6.125%, 03/15/2012	500	535
8.375%, 05/01/2012 ¬	1,000	1,101
Nabors Industries
5.375%, 08/15/2012	1,850	1,961
Petroleos Mexicanos
4.875%, 03/15/2015 ■ ¬	2,000	2,157
Shell International Finance
3.250%, 09/22/2015 ▼ ¬	1,180	1,254
Smith International
8.625%, 03/15/2014	1,000	1,219
Valero Energy
6.875%, 04/15/2012	1,000	1,074
Weatherford International
5.150%, 03/15/2013 ¬	1,500	1,606
Woodside Finance
4.500%, 11/10/2014 ■¬	1,250	1,341
XTO Energy
5.300%, 06/30/2015	1,000	1,165

		20,575

DESCRIPTION	PAR	FAIR VALUE >

Finance - 4.0%
American Express Travel
5.250%, 11/21/2011 ■	2,450	2,552
Ameriprise Financial
5.350%, 11/15/2010	29	29
Capital One Bank
6.500%, 06/13/2013	1,500	1,660
General Electric Capital
4.800%, 05/01/2013	1,000	1,080
1.875%, 09/16/2013 ▼	3,500	3,510
Series A
3.750%, 11/14/2014 ▼	3,000	3,177
Series GMTN
5.250%, 10/19/2012	3,000	3,230
Series MTN
2.200%, 06/08/2012	1,510	1,552
GMAC
1.750%, 10/30/2012	3,680	3,765
2.200%, 12/19/2012	1,750	1,809
Household Finance
4.750%, 07/15/2013	2,000	2,130
International Lease Finance
6.500%, 09/01/2014 ■	1,000	1,072
Nissan Motor Acceptance
3.250%, 01/30/2013 ■	1,000	1,031
Volkswagen International Finance
1.625%, 08/12/2013 ■ ¬	4,335	4,358

		30,955

Industrial Other - 1.4%
Agilent Technologies
2.500%, 07/15/2013	2,000	2,040
Arrow Electronics
6.875%, 07/01/2013	1,990	2,220
Briggs & Stratton
8.875%, 03/15/2011 ▼	870	896
Thermo Fisher Scientific
3.250%, 11/20/2014	1,625	1,714
3.200%, 05/01/2015	1,250	1,318
Tyco Electronics
6.000%, 10/01/2012 ¬	2,430	2,628

		10,816

Insurance - 3.1%
Aflac
3.450%, 08/15/2015	2,835	2,942
Allstate Life Global Funding Trust
Series MTN
5.375%, 04/30/2013	1,500	1,658
Berkshire Hathaway
Series 0001
2.125%, 02/11/2013 ▼	2,355	2,427
Hartford Financial Services Group
5.250%, 10/15/2011	1,000	1,037
4.000%, 03/30/2015 ▼	1,000	1,023
Indianapolis Life Insurance
8.660%, 04/01/2011 ■	5,000	5,098
Lincoln National
4.300%, 06/15/2015	1,000	1,060
Metropolitan Life Global Funding I
2.875%, 09/17/2012 ■	1,900	1,960
2.500%, 01/11/2013 ■	1,000	1,024
Prudential Financial
Series MTN
3.625%, 09/17/2012	2,600	2,702
2.750%, 01/14/2013	1,600	1,639
Series MTNB
4.500%, 07/15/2013	1,000	1,052

		23,622

Natural Gas - 0.6%
Consolidated Natural Gas
Series C
6.250%, 11/01/2011	1,575	1,661
Duke Energy
3.950%, 09/15/2014	1,500	1,616
Kinder Morgan
6.500%, 09/01/2012	1,000	1,059
Ras Laffan
4.500%, 09/30/2012 ■ ¬	500	526

		4,862

Real Estate - 1.0%
Boston Properties — REIT
6.250%, 01/15/2013	1,000	1,100
HCP — REIT
Series MTN
5.625%, 02/28/2013	1,000	1,068
Nationwide Health Properties — REIT
6.250%, 02/01/2013	2,000	2,170
Simon Property Group — REIT
4.200%, 02/01/2015 ▼	2,000	2,146
Vornado Realty — REIT
4.250%, 04/01/2015	1,500	1,552

		8,036

Technology - 0.6%
Analog Devices
5.000%, 07/01/2014	1,000	1,099
Corning
5.900%, 03/15/2014	228	255
Motorola
8.000%, 11/01/2011	1,200	1,274
National Semiconductor
3.950%, 04/15/2015	1,000	1,049
Seagate Technology International
10.000%, 05/01/2014 ■ ¬	1,000	1,180

		4,857

DESCRIPTION	PAR	FAIR VALUE >

Transportation - 1.3%
Air Canada
9.250%, 08/01/2015 ■ ▼ ¬	1,180	1,192
Continental Airlines
Series 2007-1, Class C
7.339%, 04/19/2014	885	879
CSX
5.750%, 03/15/2013	1,500	1,653
Delta Airlines
Series 11B, Class B
7.711%, 03/18/2013	900	922
FedEx
7.375%, 01/15/2014	2,000	2,356
GATX
4.750%, 05/15/2015	1,000	1,069
United Airlines
Series 2009-1
10.400%, 05/01/2018	975	1,087
United Parcel Service
3.875%, 04/01/2014	1,000	1,092

		10,250

Total Corporate Bonds
(Cost $312,400)		326,114

Asset-Backed Securities - 26.1%
Automotive - 6.5%
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.330%, 06/17/2013 ■	2,500	2,552
Bank of America Auto Trust
Series 2008-1A, Class A3A
4.970%, 09/20/2012 ■	3,345	3,399
Series 2010-2, Class A3
1.310%, 07/15/2014	2,525	2,550
Capital Auto Receivables Asset Trust
Series 2007-3, Class A4
5.210%, 03/17/2014	2,457	2,524
Series 2008-1, Class A3A
3.860%, 08/15/2012	417	422
Capital One Prime Auto Receivables Trust
Series 2007-2, Class A3
4.890%, 01/15/2012	3	3
Series 2007-2, Class A4
5.060%, 06/15/2014	2,500	2,562
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.110%, 04/15/2014	679	680
Chrysler Financial Lease Trust
Series 2010-A, Class A2
1.780%, 06/15/2011 ■	3,315	3,325
DaimlerChrysler Auto Trust
Series 2006-C, Class A4
4.980%, 11/08/2011	153	153
Series 2008-A, Class A3A
3.700%, 06/08/2012	479	483
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	1,520	1,551
Harley-Davidson Motorcycle Trust
Series 2006-1, Class A2
5.040%, 10/15/2012 ■	523	527
Hertz Vehicle Financing
Series 2009-2A, Class A1
4.260%, 03/25/2014 ■	3,000	3,147
Honda Auto Receivables Owner Trust
Series 2010-2, Class A2
0.820%, 06/18/2012	2,000	2,004
JPMorgan Auto Receivables Trust
Series 2006-A, Class A4
5.140%, 12/15/2014 ■	899	910
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.070%, 01/15/2015	1,585	1,602
Nissan Auto Receivables Owner Trust
Series 2008-B, Class A3
4.460%, 04/15/2012	694	702
Series 2009-A, Class A2
2.940%, 07/15/2011	32	32
Santander Drive Auto Receivables Trust
Series 2010-1, Class A2
1.360%, 03/15/2013	5,755	5,762
Toyota Auto Receivables Owner Trust
Series 2010-B, Class A3
1.040%, 02/18/2014	3,735	3,756
USAA Auto Owner Trust
Series 2010-1, Class A2
0.630%, 06/15/2012	5,000	5,002
Volkswagen Auto Lease Trust
Series 2009-A, Class A3
3.410%, 04/16/2012	3,000	3,048
World Omni Auto Receivables Trust
Series 2007-B, Class A3A
5.280%, 01/17/2012	37	37
Series 2010-A, Class A2
0.700%, 05/15/2011	2,925	2,927

		49,660

DESCRIPTION	PAR	FAIR VALUE >

Credit Cards - 4.5%
Bank of America Credit Card Trust
Series 2008-A1, Class A1
0.837%, 04/15/2013 Δ	5,231	5,234
Cabela’s Master Credit Card Trust
Series 2008-1A, Class A2
1.107%, 12/15/2013 ■ Δ	1,415	1,416
Series 2010-2A, Class A1
2.290%, 09/17/2018 ■	3,975	4,012
Capital One Multi-Asset Execution Trust
Series 2008-A3, Class A3
5.050%, 02/15/2016	2,750	3,021
Series 2008-A5, Class A5
4.850%, 02/18/2014	2,400	2,456
Chase Issuance Trust
Series 2008-A9, Class A9
4.260%, 05/15/2013	2,000	2,047
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	5,245	5,402
Discover Card Master Trust
Series 2008-A3, Class A3
5.100%, 10/15/2013	7,535	7,725
Discover Card Master Trust I
Series 2003-4, Class B2
0.687%, 05/15/2013 Δ	185	185
Series 2005-4, Class B1
0.507%, 06/18/2013 Δ	380	379
Washington Mutual Master Note Trust
Series 2007-A4, Class A4
5.200%, 10/15/2014 ■	3,000	3,006

		34,883

Equipment Leases - 0.3%
CNH Equipment Trust
Series 2008-A, Class A4A
4.930%, 08/15/2014	2,496	2,567

Home Equity - 3.9%
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	1,741	1,548
Series 2007-1, Class 2A1
0.306%, 07/25/2037 Δ	3,356	3,249
Equivantage Home Equity Loan Trust
Series 1996-1, Class A
6.550%, 10/25/2025 ∞	1	1
Series 1996-4, Class A
7.250%, 01/25/2028 ∞	161	146
GMAC Mortgage Servicer Advance Funding
Series 2010-1A, Class A
4.250%, 01/15/2022 ■ ¬	2,145	2,159
IMC Home Equity Loan Trust
Series 1998-3, Class A7
7.220%, 08/20/2029 Δ ∞	1,187	1,152
Novastar Home Equity Loan Trust
Series 2007-1, Class A2A1
0.356%, 03/25/2037 Δ	3,044	2,843
RBSSP Resecuritization Trust
Series 2009-10, Class 8A1
0.414%, 05/26/2036 ■ Δ	1,315	1,268
Series 2009-11, Class 4A1
2.014%, 12/26/2037 ■ Δ	584	588
Series 2009-13, Class 5A1
0.364%, 11/26/2036 ■ Δ	2,600	2,550
Series 2009-8, Class 3A1
0.404%, 03/26/2037 ■ Δ	378	367
Series 2009-9, Class 9A1
0.484%, 09/26/2037 ■ Δ	1,479	1,416
Series 2010-10, Class 2A1
0.386%, 09/25/2036 ■ Δ ¬	2,615	2,425
Series 2010-4, Class 1A1
0.374%, 03/26/2036 ■ Δ	4,045	3,686
Series 2010-4, Class 5A1
0.424%, 02/26/2037 ■ Δ	2,701	2,539
Series 2010-8, Class 4A1
0.594%, 07/26/2036 ■ Δ	1,901	1,777
Renaissance Home Equity Loan Trust
Series 2005-3, Class AF4
5.140%, 11/25/2035	2,425	2,168

		29,882

Manufactured Housing - 0.7%
Green Tree Financial
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■	447	458
Newcastle Investment Trust
Series 2010-MH1, Class A
4.500%, 07/10/2035 ■	3,635	3,769
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	83	83
Series 2005-B, Class A2
5.247%, 12/15/2018	751	758

		5,068

DESCRIPTION	PAR	FAIR VALUE >

Other - 9.6%
AH Mortgage Advance Trust
Series 2010-ADV1, Class A1
3.968%, 08/15/2022 ■	2,705	2,705
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040	5,000	5,431
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.396%, 07/15/2044	4,000	4,405
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	1,385	1,444
Commercial Mortgage Pass-Through Certificates
Series 2005-LP5, Class A4
4.982%, 05/10/2043 Δ	2,500	2,718
Crown Castle Towers
Series 2010-1, Class A1
4.523%, 01/15/2035 ■ Δ	2,000	2,113
GE Capital Commercial Mortgage Corporation
Series 2001-3, Class A2
6.070%, 06/10/2038	3,250	3,381
GMAC Commercial Mortgage Securities
Series 2003-C2, Class A2
5.659%, 05/10/2040	3,500	3,842
Series 2004-C1, Class A2
4.100%, 03/10/2038	453	454
Greenwich Capital Commercial Funding
Series 2005-GG5, Class A2
5.117%, 04/10/2037	3,791	3,834
Series 2007-GG11, Class A4
5.736%, 12/10/2049	4,670	4,887
GS Commercial Mortgage
Series 2007-GG10, Class A1
5.690%, 08/10/2045	944	973
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
6.002%, 08/10/2045	3,615	3,778
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A3
6.429%, 04/15/2035	7,181	7,347
Series 2010-C1, Class A1
3.853%, 06/15/2043 ■	4,285	4,486
Morgan Stanley Capital I
Series 2003-IQ6, Class A4
4.970%, 12/15/2041	1,090	1,176
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	4,407	4,662
Small Business Administration
Series 2005-P10A, Class 1
4.638%, 02/10/2015	2,226	2,350
Series 2005-P10B, Class 1
4.940%, 08/10/2015	4,406	4,682
Series 2006-P10A, Class 1
5.408%, 02/10/2016	1,497	1,630
Vornado DP
Series 2010-VN0, Class A1
2.970%, 09/14/2028 ■	5,445	5,529
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/2043	1,739	1,766

		73,593

Utilities - 0.6%
CenterPoint Energy
Series 2005-A, Class A2
4.970%, 08/01/2014	2,383	2,480
PG&E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	1,005	1,043
PSE&G Transition Funding
Series 2001-1, Class A6
6.610%, 06/15/2015	1,190	1,311

		4,834

Total Asset-Backed Securities
(Cost $193,942)		200,487

U.S. Government Agency Mortgage-Backed Securities - 9.7%
Adjustable Rate Δ - 6.7%
Federal Home Loan Mortgage Corporation Pool
2.790%, 12/01/2026, #786591	349	367
2.696%, 01/01/2029, #846946	347	364
3.097%, 10/01/2029, #786853	250	262
4.315%, 04/01/2030, #972055	276	292
2.176%, 05/01/2030, #847014	214	222
2.661%, 06/01/2031, #847367	159	166
2.665%, 08/01/2032, #847331	2,172	2,275
2.662%, 09/01/2032, #847652	1,135	1,189
2.959%, 10/01/2032, #847063	195	204

DESCRIPTION	PAR	FAIR VALUE >

2.597%, 05/01/2033, #780456	749	783
2.719%, 10/01/2033, #780911	1,416	1,470
2.605%, 03/01/2034, #781296	1,601	1,670
3.802%, 03/01/2036, #848193 ▼	3,008	3,110
2.640%, 08/01/2036, #1L1462	1,024	1,067
2.768%, 01/01/2038, #848282 ▼	3,203	3,343
Federal National Mortgage Association Pool
2.514%, 11/01/2025, #433988	488	504
2.692%, 10/01/2030, #847241	1,457	1,526
3.928%, 06/01/2031, #625338	211	221
5.017%, 12/01/2031, #535363	1,277	1,373
2.755%, 03/01/2032, #545791	31	33
2.511%, 05/01/2032, #545717	172	180
2.665%, 05/01/2032, #634948	138	144
3.058%, 10/01/2032, #661645	70	72
2.879%, 12/01/2032, #671884	190	199
2.509%, 04/01/2034, #775389	148	154
2.618%, 04/01/2034, #AD0486	2,791	2,919
2.620%, 06/01/2034, #725721	2,663	2,783
2.161%, 07/01/2034, #795242	1,966	2,046
2.678%, 11/01/2034, #797182	1,615	1,686
2.753%, 11/01/2034, #841068	1,851	1,941
2.774%, 03/01/2035, #819652	2,782	2,917
2.819%, 07/01/2035, #745922	1,618	1,694
2.537%, 08/01/2035, #838958	1,542	1,617
2.199%, 12/01/2035, #848390	873	889
2.684%, 07/01/2036, #AE0058 ▼	3,317	3,468
2.883%, 07/01/2036, #886034 ▼	1,173	1,230
2.608%, 08/01/2036, #555369	219	228
2.730%, 09/01/2036, #995949	1,054	1,110
2.782%, 08/01/2037, #AD0550	2,275	2,388
2.586%, 03/01/2038, #AD0706 ▼	1,973	2,065
Government National Mortgage Association Pool
3.625%, 08/20/2021, #008824	122	126
3.625%, 07/20/2022, #008006	171	177
3.625%, 09/20/2025, #008699	93	97
3.375%, 04/20/2026, #008847	75	77
3.625%, 08/20/2027, #080106	27	27
3.375%, 01/20/2028, #080154	40	41
3.375%, 05/20/2029, #080283	111	114
2.875%, 11/20/2030, #080469	204	210
3.375%, 04/20/2031, #080507	73	76
3.625%, 08/20/2031, #080535	230	238
3.500%, 02/20/2032, #080580	56	58

		51,412

Fixed Rate - 3.0%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	895	921
Federal Home Loan Mortgage Corporation Pool
4.500%, 05/01/2018, #G11618 ▼	3,084	3,276
4.500%, 05/01/2019, #B14728 ▼	4,250	4,516
4.500%, 04/01/2022, #M30035	1,526	1,610
Federal National Mortgage Association Pool
5.500%, 05/01/2012, #254340	168	172
5.000%, 03/01/2013, #254682	149	157
4.000%, 12/01/2013, #255039	1,257	1,292
4.000%, 12/01/2019, #AA5298	1,577	1,672
4.000%, 05/01/2020, #AD0107 ▼	2,624	2,779
4.000%, 03/01/2022, #890134 ▼	2,656	2,813
4.500%, 04/01/2024, #AA4312	4,150	4,368

		23,576

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $73,494)		74,988

U.S. Government & Agency Securities - 8.9%
U.S. Agency Debentures - 5.2%
Federal Home Loan Bank
1.625%, 07/27/2011	5,550	5,609
2.250%, 04/13/2012 ▼	6,000	6,164
1.500%, 01/16/2013	5,400	5,505
1.875%, 06/21/2013	3,385	3,488
Federal Home Loan Mortgage Corporation
1.625%, 04/15/2013	2,000	2,045
1.400%, 07/26/2013	7,335	7,352
Federal National Mortgage Association
1.000%, 04/04/2012	7,500	7,561
1.750%, 12/28/2012	2,000	2,006

		39,730

U.S. Treasuries - 3.7%
U.S. Treasury Notes
4.625%, 10/31/2011	6,235	6,526
0.750%, 11/30/2011	2,000	2,010
1.125%, 12/15/2011	6,340	6,401
0.875%, 02/29/2012	7,500	7,557
4.125%, 08/31/2012	3,760	4,027
1.250%, 08/31/2015	2,335	2,335

		28,856

Total U.S. Government & Agency Securities
(Cost $67,701)		68,586

DESCRIPTION	PAR	FAIR VALUE >

Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities - 7.6%
Adjustable Rate Δ - 1.5%
Federal National Mortgage Association
Series 2003-25, Class FN
0.706%, 04/25/2018	4,061	4,075
Series 2004-90, Class GF
0.556%, 11/25/2034	3,014	3,009
FDIC Structured Sale Guaranteed Notes
Series 2010-S1, Class 1A
0.806%, 02/25/2048 ■	4,312	4,320

		11,404

Fixed Rate - 6.1%
Federal Home Loan Mortgage Corporation
Series 1022, Class J
6.000%, 12/15/2020	23	25
Series 2629, Class BO
3.250%, 03/15/2018	3,011	3,118
Series 2763, Class TA
4.000%, 03/15/2011	828	836
Series 2780, Class QC
4.500%, 03/15/2017	1,457	1,478
Series 2795, Class CL
4.500%, 07/15/2017	3,163	3,228
Series 2843, Class BH
4.000%, 01/15/2018	2,847	2,916
Series 3555, Class DA
4.000%, 12/15/2014	2,827	2,926
Series 3555, Class EA
4.000%, 12/15/2014	1,148	1,188
Series 3591, Class NA
1.250%, 10/15/2012	2,447	2,452
Federal National Mortgage Association
Series 1992-150, Class MA
5.500%, 09/25/2022	62	69
Series 2002-83, Class MD
5.000%, 09/25/2016	1,378	1,406
Series 2003-122, Class AJ
4.500%, 02/25/2028	4,670	4,828
Series 2003-68, Class QP
3.000%, 07/25/2022	2,927	2,986
Series 2003-92, Class PD
4.500%, 03/25/2017	3,042	3,159
Series 2004-90, Class GA
4.350%, 03/25/2034	1,898	1,996
Series 2010-M1, Class A1
3.305%, 06/25/2019	2,161	2,277
FDIC Structured Sale Guaranteed Notes
Series A1
0.665%, 10/25/2011 ■ ʘ	2,000	1,986
Series 2010-S1, Class 2A
3.250%, 04/25/2038 ■	2,769	2,825
FHLMC Structured Pass-Through Securities
Series T-45, Class A4
4.520%, 08/27/2012	4,561	4,569
Government National Mortgage Association
Series 2003-85, Class ZL
5.500%, 06/20/2028	3,011	3,108

		47,376

Total Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities
(Cost $58,482)		58,780

Collateralized Mortgage Obligations-Private Mortgage-Backed Securities - 3.4%
Adjustable Rate Δ - 2.0%
Arkle Master Issuer
Series 2010-1A, Class 1A
0.457%, 05/17/2011 ■¬	3,640	3,633
Countrywide Home Loans
Series 2004-2, Class 2A1
5.276%, 02/25/2034	311	309
GS Mortgage Securities II
Series 2010-C1, Class A1
3.679%, 08/12/2043 ■	6,194	6,488
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.221%, 01/25/2035 ∞	1,945	281
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
2.829%, 03/25/2035	518	441
JPMorgan Mortgage Trust
Series 2006-A7, Class 3A4
5.926%, 01/25/2037	476	90
Master Adjustable Rate Mortgages Trust
Series 2003-5, Class 4A1
2.107%, 11/25/2033	1,741	1,475
Sequoia Mortgage Trust
Series 2007-1, Class 2A1
5.323%, 02/20/2047	701	575
Structured Mortgage Loan Trust
Series 2004-11, Class A
2.825%, 08/25/2034	194	167
Washington Mutual
Series 2007-HY2, Class 3A2
5.770%, 09/25/2036	676	113
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, Class 2A3
5.877%, 10/25/2036	1,980	1,629

		15,201

DESCRIPTION	PAR	FAIR VALUE >

Fixed Rate - 1.4%
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.000%, 08/25/2036	1,375	1,206
GMAC Mortgage Corporation Loan Trust
Series 2006-J1, Class A1
5.750%, 04/25/2036	1,125	1,076
Series 2010-1, Class A
4.250%, 07/25/2040 ■	2,293	2,333
Master Alternative Loans Trust
Series 2004-13, Class 10A1
8.000%, 01/25/2035	478	427
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.000%, 07/25/2060 ■	2,581	2,536
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1
6.178%, 09/25/2037	1,690	1,646
Wells Fargo Mortgage Backed Securities Trust
Series 2006-3, Class A1
5.500%, 03/25/2036	594	559
Series 2007-2, Class 1A8
5.750%, 03/25/2037	1,556	1,423

		11,206

Total Collateralized Mortgage Obligations-Private Mortgage-Backed Securities
(Cost $28,628)		26,407

Municipal Bond - 0.8%
Louisiana Local Government Environmental Facilities, Community Development Authority
Series 2010 - EGSL, Class A1
1.520%, 02/01/2018
(Cost $6,284)	6,285	6,372

SHARES
Short-Term Investments - 1.5%
Money Market Fund - 1.2%
First American Prime Obligations Fund, Class Z
0.119% ⊕ Ω	9,009,589	9,010

	PAR
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills □
0.130%, 12/16/2010	$850	850
0.140%, 02/10/2011	35	35
0.175%, 04/07/2011	805	804
0.180%, 05/05/2011	685	683

		2,372

Total Short-Term Investments
(Cost $11,382)		11,382

	SHARES
Investment Purchased with Proceeds from Securities Lending - 10.4%
Mount Vernon Securities Lending Prime Portfolio
0.305% Ω †
(Cost $79,953)	79,953,409	79,953

Total Investments ▲ - 110.8%
(Cost $832,266)		853,069

Other Assets and Liabilities, Net — (10.8)%		(83,280)

Total Net Assets - 100.0%		$769,789

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of September 30, 2010, the fair value of these investments was $136,103 or 17.7% of total net assets.

▼	This security or a portion of this security is out on loan at September 30, 2010. Total loaned securities had a fair value of $78,003 at September 30, 2010.

¬	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of September 30, 2010, the fair value of foreign securities was $86,800 or 11.3% of total net assets.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2010.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2010, the fair value of these investments was $1,580 or 0.2% of total net assets. Information concerning illiquid securities is as follows:

Security	Par	Dates Acquired	Cost Basis

Equivantage Home Equity Loan Trust, Series 1996-1, Class A	$1	2/99	$1
Equivantage Home Equity Loan Trust, Series 1996-4, Class A	161	1/00-1/10	158
GSR Mortgage Loan Trust, Series 2005-AR1, Class B1	1,945	5/06	1,885
IMC Home Equity Loan Trust, Series 1998-3, Class A7	1,187	10/02	1,240

¬	Security purchased on a when-issued basis. On September 30, 2010, the total cost of investments purchased on a when-issued basis was $2,425 or 0.3% of total net assets.

ʘ	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2010.

⊕	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is annualized effective yield as of September 30, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $832,266. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$24,500
Gross unrealized depreciation	(3,697)

Net unrealized appreciation	$20,803

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

				Unrealized
		Number of Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

U.S. Treasury 2 Year Note Futures	December 2010	(90)	$(19,754)	$(65)
U.S. Treasury 5 Year Note Futures	December 2010	(786)	(95,002)	(809)
U.S. Treasury 10 Year Note Futures	December 2010	27	3,403	45
U.S. Treasury Long Bond Futures	December 2010	(17)	(2,273)	(22)

				$(851)

Interest Rate Swap Agreements

		Pay/Receive				Unrealized
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Depreciation

JPMorgan Chase	3-Month LIBOR	Receive	1.255%	11/03/2011	$24,000	$(320)
JPMorgan Chase	3-Month LIBOR	Receive	3.858%	01/19/2020	4,000	(494)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	11,000	(104)
UBS	3-Month LIBOR	Receive	1.133%	03/25/2012	16,000	(159)
UBS	3-Month LIBOR	Receive	1.048%	06/25/2012	18,000	(211)
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	4,000	(296)

						$(1,584)

As of September 30, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Interest Rate Contracts	$45

Balance as of September 30, 2010	$45

Fair Value
Liability Derivatives
Interest Rate Contracts	$2,480

Balance as of September 30, 2010	$2,480

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc. and foreign securities for which an independent pricing service may be employed for purposes of fair market valuation).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Corporate Bonds	$—	$323,226	$2,888	$326,114

Asset-Backed Securities	—	196,475	4,012	200,487
U.S. Government Agency Mortgage-Backed Securities	—	74,988	—	74,988
U.S. Government & Agency Securities	—	68,586	—	68,586
Collateralized Mortgage Obligation- U.S. Government Agency Mortgage-Backed Securities	—	58,780	—	58,780
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	23,871	2,536	26,407
Municipal Bond	—	6,372	—	6,372
Short-Term Investments	9,010	2,372	—	11,382
Investment Purchased with Proceeds from Securities Lending	79,953	—	—	79,953

Total Investments	$88,963	$754,670	$9,436	$853,069

As of September 30, 2010, the fund’s investments in other financial instruments* were as follows:	$(851)	$(1,584)	$—	$(2,435)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2010	$8,803
Accrued discounts/premiums	2
Realized gain (loss)	—
Net change in net unrealized appreciation or depreciation	107
Net purchases (sales)	7,388
Transfers in and/or (out) of Level 3	(6,864)

Balance as of September 30, 2010	$9,436

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of September 30, 2010	$106

During the period ended September 30, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

Schedule of Investments September 30, 2010 (unaudited), all dollars are rounded to thousands (000)
Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE >

Municipal Bonds - 95.6%
Alabama - 0.1%
Revenue Bond - 0.1%
Camden Industrial Development Board, Weyerhaeuser Company Project, Series B, Pre-refunded 12/01/2013 @ 100 (AMT)
6.375%, 12/01/2024 ◊	$350	$409

Alaska - 1.0%
Revenue Bond - 1.0%
Alaska International Airports, Series A (AMT)
5.000%, 10/01/2027	5,000	5,191

Arizona - 8.1%
Revenue Bonds - 5.9%
Arizona Health Facilities Authority, Blood Systems
4.750%, 04/01/2025	300	304
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ◊	3,200	3,737
Arizona State University Nanotechnology Project, Series A (AGC)
5.000%, 03/01/2034	200	213
Cottonwood Water, Senior Lien (SGI)
5.000%, 07/01/2017	250	272
Gilbert Public Facilities Municipal Property
5.500%, 07/01/2027	500	560

Gilbert Water Resources Municipal Property, Wastewater System Development & Utility
5.000%, 04/01/2017	95	95
Glendale Industrial Development Authority
4.625%, 12/01/2027	200	191
Glendale Industrial Development Authority, John C. Lincoln Health Network
5.000%, 12/01/2032	100	97
Glendale Industrial Development Authority, Midwestern University
5.000%, 05/15/2031	500	521
Series A, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2021 ◊	250	261

DESCRIPTION	PAR	FAIR VALUE >

Greater Arizona Development Authority, Infrastructure, Series B
5.250%, 08/01/2026	750	789
Greater Arizona Development Authority, Infrastructure, Pinal County Road Project, Series 1 (NATL)
4.500%, 08/01/2025	750	768
Marana Municipal Property, Series A
5.000%, 07/01/2028	250	272
Maricopa County Hospital, Sun Health Corporation, Pre-refunded 04/01/2024 @ 100
5.000%, 04/01/2025 ◊	200	246
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.375%, 07/01/2023	500	524
5.250%, 07/01/2032	3,600	3,709
Maricopa County Industrial Development Authority, Senior Living Healthcare, Immanuel Care, Series A (GNMA)
4.850%, 08/20/2026	750	780
5.000%, 08/20/2035	500	511
Peoria Improvement District #0601
4.250%, 01/01/2022	465	499
Peoria Municipal Development Authority
5.000%, 07/01/2015	310	363
Phoenix Civic Improvement, Junior Lien, Series A
5.000%, 07/01/2031	4,000	4,224
Pinal County Industrial Development Authority, Correctional Facilities Contract, Florence West Prison Project, Series A (ACA)
5.000%, 10/01/2016	250	256
Queen Creek Improvement District #001
5.000%, 01/01/2020	300	303
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Series A
5.000%, 09/01/2022	1,000	1,065
5.250%, 09/01/2030	2,350	2,390
Scottsdale Municipal Property Corporation, Excise Tax, Series C, Convertible CABs (AMBAC)
0.000% through 07/01/2013, thereafter 4.550%, 07/01/2021 ◑	500	479
Scottsdale Municipal Property Corporation, Excise Tax, Water and Sewer Development Project, Series A
5.000%, 07/01/2021	4,300	4,965
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,178	1,145
University Medical Center Corporation
5.000%, 07/01/2016	215	229
5.000%, 07/01/2024	450	454

DESCRIPTION	PAR	FAIR VALUE >

Yavapai County Industrial Development Authority, Waste Management Incorporated Project, Series A1 (AMT)
4.900%, 03/01/2028	400	395
Yavapai County Industrial Development Authority, Yavapai Regional Medical Center
Series A
6.000%, 08/01/2033	100	102
Series A (RAAI)
5.250%, 08/01/2021	375	380
Yuma Improvement District #68
4.700%, 01/01/2021	365	371

		31,470

General Obligations - 2.0%
Chandler
4.375%, 07/01/2028	500	529
Gila County Unified School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
5.250%, 07/01/2022	6,630	7,381
Greenlee County School District #18, Morenci School Improvement
5.000%, 07/01/2012	165	173
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC) (NATL)
5.000%, 07/01/2027	1,000	1,068
Pinal County Unified School District #1, Florence School Improvement Project of 2006, Series A (FGIC) (NATL)
5.000%, 07/01/2027	1,000	1,071
Tucson
5.500%, 07/01/2018	250	307

		10,529

Certificates of Participation - 0.2%
Arizona School Facilities Board
5.250%, 09/01/2023	500	544
Northern Arizona University, Research Projects (AMBAC)
5.000%, 09/01/2023	140	145
Pinal County
5.000%, 12/01/2014	400	440

		1,129

		43,128

DESCRIPTION	PAR	FAIR VALUE >

California - 6.4%
Revenue Bonds - 4.9%
California Department of Water Resources, Central Valley Project, Series AE
5.000%, 12/01/2021	2,000	2,313
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project (AMT) (GTY)
Series B
5.000%, 07/01/2027	2,500	2,532
Series C
5.125%, 11/01/2023	5,000	5,075
California Statewide Communities Development Authority, St. Joseph (FGIC)
Series B
5.450%, 07/01/2026	1,050	1,116
Series C
5.450%, 07/01/2026	1,050	1,117
Chula Vista Industrial Development, San Diego Gas & Electric, Series A (AMT)
4.900%, 03/01/2023	2,500	2,576
Loma Linda University Medical Center, Series A
8.250%, 12/01/2038	1,500	1,722
San Francisco City & County Airports, International Airport, Series A
4.900%, 05/01/2029	4,000	4,177
Southern California Public Power Authority, Transmission Project, Series A
5.000%, 07/01/2020	4,000	4,643
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.000%, 12/01/2022	1,000	881

		26,152

General Obligations - 1.5%
Poway Unified School District, Election of 2008, District 2007-1-A, Zero Coupon Bond
5.007%, 08/01/2023 ʘ	3,775	2,001
Victor Valley Joint Union High School District, Election of 2008, Series A, Convertible CABs (AGC)
0.000% through 08/01/2019, thereafter 5.750%, 08/01/2031 ◑	5,000	3,093
Westminster School District, Series A1, Zero Coupon Bond (AGC)
5.330%, 08/01/2026 ʘ	2,485	1,081
5.540%, 08/01/2028 ʘ	1,405	530
5.630%, 08/01/2029 ʘ	2,920	1,026

		7,731

		33,883

DESCRIPTION	PAR	FAIR VALUE >

Colorado - 3.5%
Revenue Bonds - 3.5%
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School, Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 ◊	1,500	1,621
Colorado Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	1,150	1,156
Colorado Health Facilities Authority, Evangelical Lutheran
5.900%, 10/01/2027	2,500	2,545
5.000%, 06/01/2029	2,000	1,995
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth, Series B
5.250%, 01/01/2025	5,000	5,447
Colorado Housing & Finance Authority, Solid Waste Disposal, Waste Management Incorporated Project (AMT)
5.700%, 07/01/2018	1,590	1,701
Denver City & County Airport System, Series A
5.000%, 11/15/2021	3,500	3,982

		18,447

Delaware - 1.1%
Revenue Bond - 1.1%
Delaware Transportation Authority, Transportation System
5.000%, 07/01/2019	5,000	6,060

Florida - 3.2%
Revenue Bonds - 2.7%
Halifax Hospital Medical Center, Series A
5.000%, 06/01/2038	375	358
Palm Beach County Health Facilities Authority, Retirement Community, Acts Retirement Life, Series A
4.500%, 11/15/2036	10,000	8,343
Palm Beach County Health Facilities Authority, Waterford Project
5.875%, 11/15/2037	5,700	5,472

		14,173

Certificate of Participation - 0.5%
Palm Beach County School Board (FGIC) (NATL)
5.000%, 08/01/2018	2,415	2,726

		16,899

DESCRIPTION	PAR	FAIR VALUE >

Georgia - 2.1%
Revenue Bonds - 2.1%
DeKalb County Hospital Authority, DeKalb Medical Center Incorporated Project
6.000%, 09/01/2030	4,000	4,201
Fulton County Development Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	2,308
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
6.125%, 02/15/2026	1,500	1,440
6.125%, 02/15/2034	2,500	2,326
Georgia Municipal Electric Authority Power, Series BB (IBC) (NATL)
5.250%, 01/01/2025	1,000	1,112

		11,387

Hawaii - 0.5%
Revenue Bonds - 0.5%
Hawaii Department of Budget & Finance, Special Purpose, 15 Craigside Project, Series A
8.750%, 11/15/2029	1,000	1,170
9.000%, 11/15/2044	1,250	1,450

		2,620

Idaho - 0.2%
Revenue Bond - 0.2%
Idaho Health Facilities Authority, Trinity Health Group, Series B
6.250%, 12/01/2033	750	844

Illinois - 5.9%
Revenue Bonds - 5.5%
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	400	318
Illinois Finance Authority, Illinois Institute of Technology
7.125%, 02/01/2034	3,500	3,961
Illinois Finance Authority, Landing at Plymouth Place Project, Series A
6.000%, 05/15/2037	2,300	2,026
Illinois Finance Authority, Roosevelt University
6.250%, 04/01/2029	2,000	2,142
5.500%, 04/01/2037	2,800	2,806

DESCRIPTION	PAR	FAIR VALUE >

Illinois Finance Authority, Rush University Medical Center, Obligated Group
Series A
7.250%, 11/01/2030	3,680	4,286
Series C
6.625%, 11/01/2039	1,265	1,396
Illinois Finance Authority, Silver Cross Hospital & Medical Centers
5.500%, 08/15/2030	3,230	3,338
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	100
Illinois Health Facilities Authority, Covenant Retirement Communities
5.875%, 12/01/2031	4,500	4,512
Series A (RAAI)
5.500%, 12/01/2022	4,000	4,031

		28,916

General Obligation - 0.4%
Chicago Illinois Board of Education, Series C
5.000%, 12/01/2020	2,000	2,252

		31,168

Indiana - 2.2%
Revenue Bonds - 2.2%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2032	425	410
Indiana Health & Educational Facilities Financing Authority, Community Foundation
5.500%, 03/01/2037	2,830	2,853
Indiana Health & Educational Facilities Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	400	398
Indiana Municipal Power Agency, Power Supply, Series B (NATL)
6.000%, 01/01/2012	1,000	1,062
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	2,000	2,115
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AMT) (GTY: Federal Express)
5.100%, 01/15/2017	3,000	3,234
Portage Economic Development, Ameriplex Project
5.000%, 07/15/2023	1,000	1,022
5.000%, 01/15/2027	775	783

		11,877

DESCRIPTION	PAR	FAIR VALUE >

Iowa - 0.1%
Revenue Bond - 0.1%
Muscatine Electric, Escrowed to Maturity
6.700%, 01/01/2013 §	410	439

Kansas - 1.4%
Revenue Bonds - 1.4%
Kansas Department of Transportation, Series B2
5.000%, 09/01/2022	500	583
Kansas Development Finance Authority, Adventist Health System
5.500%, 11/15/2029	4,500	4,968
Olathe Senior Living Facility, Catholic Care Campus, Series A
6.000%, 11/15/2038	2,000	1,847

		7,398

Louisiana - 0.7%
Revenue Bonds - 0.7%
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity (FGIC) (FHA) (VA)
7.100%, 08/01/2011 §	1,000	1,052
Rapides Financial Authority, Cleco Power LLC Project (AMBAC) (AMT)
4.700%, 11/01/2036	3,000	2,747

		3,799

Maryland - 2.0%
General Obligation - 2.0%
Frederick County, Series C
5.000%, 12/01/2020	8,685	10,665

Massachusetts - 1.8%
Revenue Bonds - 1.8%
Massachusetts Development Finance Agency, Health Care Facility, AdventCare Project, Series A
6.750%, 10/15/2037	2,850	2,621

DESCRIPTION	PAR	FAIR VALUE >

Massachusetts Development Finance Agency, Senior Living Facility, Groves-Lincoln
Series A
7.875%, 06/01/2044	1,000	1,065
Series B2
6.250%, 06/01/2014	945	946
Massachusetts Educational Financing Authority, Issue I, Series B (AMT)
5.500%, 01/01/2023	1,000	1,056
Massachusetts Health & Educational Facilities Authority, Suffolk University, Series A
5.750%, 07/01/2039	3,000	3,185
Massachusetts Health & Educational Facilities Authority, UMass Memorial Issue, Series D
5.000%, 07/01/2033	1,000	996

		9,869

Michigan - 2.4%
Revenue Bonds - 2.4%
Kalamazoo Hospital Finance Authority, Bronson Methodist Hospital, Series A (AGM)
5.000%, 05/15/2026	7,665	8,025
Michigan Hospital Finance Authority, McLaren Health Care, Series A
5.250%, 05/15/2018	1,000	1,106
Royal Oak Hospital Finance Authority, William Beaumont Hospital
8.000%, 09/01/2029	3,000	3,644

		12,775

Minnesota - 5.3%
Revenue Bonds - 5.3%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	3,000	2,983
Cuyuna Range Hospital District
5.200%, 06/01/2025	1,000	995
5.000%, 06/01/2029	1,500	1,405
Minneapolis Health Care System, Fairview Health Services, Series A
6.625%, 11/15/2028	3,000	3,458
Minnesota Agricultural & Economic Development Board, Health Care System, Fairview Health Services, Series A
6.375%, 11/15/2029	95	96
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C
6.200%, 12/01/2022	2,995	2,964
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	1,000	979

DESCRIPTION	PAR	FAIR VALUE >

St. Paul Housing & Redevelopment Authority, Allina Health System, Series A (NATL)
5.000%, 11/15/2019	4,500	4,923
St. Paul Housing & Redevelopment Authority, Health Care Facilities, HealthPartners Obligated Group Project
5.250%, 05/15/2026	1,500	1,515
5.250%, 05/15/2036	3,900	3,788
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
6.000%, 11/15/2025	2,000	2,022
6.000%, 11/15/2030	2,000	1,991
6.000%, 11/15/2035	1,000	968

		28,087

Missouri - 2.2%
Revenue Bonds - 2.2%
Bi-State Development Agency, Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project (AGM)
5.250%, 07/01/2027	3,185	3,664
St. Louis Industrial Development Authority, Sewer & Solid Waste Disposal Facilities, Anheuser-Busch Project (AMT)
4.875%, 03/01/2032	8,000	7,838

		11,502

Montana - 1.4%
Revenue Bonds - 1.4%
Forsyth Pollution Control, Northwestern Corporation (AMBAC)
4.650%, 08/01/2023	2,500	2,607
Montana Facility Finance Authority, Senior Living, St. John’s Lutheran Ministries Project, Series A
6.125%, 05/15/2036	2,500	2,188
Montana Finance Authority, Health Care Facilities, Powell County Memorial Hospital Association, Series A
5.000%, 07/01/2036	2,500	2,578

		7,373

Nebraska - 3.2%
Revenue Bonds - 3.2%
Nebraska Public Power District, Series B
5.000%, 01/01/2020	2,750	3,119
Washington County Wastewater & Solid Waste Disposal Facilities, Cargill Incorporated Project (AMT)
4.850%, 04/01/2035	12,500	12,376
Washington County Wastewater Facilities, Cargill Incorporated Project (AMT)
5.900%, 11/01/2027	1,700	1,761

		17,256

DESCRIPTION	PAR	FAIR VALUE >

Nevada - 1.7%
Revenue Bonds - 1.7%
Carson City Hospital, Carson-Tahoe Hospital
5.750%, 09/01/2031	2,740	2,765
Pre-refunded 09/01/2012 @ 101
5.750%, 09/01/2031 ◊	2,260	2,494
Clark County Industrial Development, Southwest Gas Corporation Project
Series A (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	3,847
Series A (AMT) (FGIC)
4.750%, 09/01/2036	80	72

		9,178

New Hampshire - 0.4%
Revenue Bonds - 0.4%
New Hampshire Health & Educational Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,289
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.875%, 07/01/2034	800	794

		2,083

New York - 0.3%
Revenue Bond - 0.3%
Troy Capital Resource, Rensselaer Polytechnic Institute Project, Series B
5.000%, 09/01/2020	1,400	1,583

North Carolina - 0.3%
Revenue Bond - 0.3%
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.200%, 10/01/2021	1,500	1,506

DESCRIPTION	PAR	FAIR VALUE >

North Dakota - 0.2%
General Obligations - 0.2%
West Fargo, Series A (AGC)
4.000%, 05/01/2017	550	576
4.000%, 05/01/2018	540	562

		1,138

Ohio - 1.1%
Revenue Bonds - 1.1%
Cincinnati Water System, Pre-refunded 06/01/2011 @ 100
5.000%, 12/01/2020 ◊	125	129
Lake County Hospital Facilities, Lake Hospital System, Series C
5.625%, 08/15/2029	3,250	3,311
Miami County Hospital Facilities, Refunding & Improvement, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	1,026
Ohio Higher Educational Facility, Baldwin-Wallace College Project
5.250%, 12/01/2019	1,540	1,683

		6,149

Oregon - 0.3%
Revenue Bond - 0.3%
Gilliam County Solid Waste Disposal, Waste Management Project (AMT)
5.250%, 07/01/2029	1,500	1,531

Pennsylvania - 3.9%
Revenue Bonds - 2.8%
Delaware County Authority College, Neumann College
6.125%, 10/01/2034	1,000	1,086
Erie County Industrial Development Authority, International Paper Company Project, Series A (AMT)
5.000%, 11/01/2018	1,350	1,372
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care
6.250%, 02/01/2035	2,090	1,872
Pennsylvania Economic Development Authority, Allegheny Energy Supply
7.000%, 07/15/2039	5,000	5,715
Philadelphia Gas Works, Ninth Series
5.000%, 08/01/2030	2,000	2,045
State Public School Building Authority, Delaware County Community College Project (AGM)
5.000%, 10/01/2024	1,600	1,787
Westmoreland County Industrial Development Authority, Redstone Retirement Community, Series A
5.750%, 01/01/2026	1,200	1,127

		15,004

DESCRIPTION	PAR	FAIR VALUE >

General Obligation - 1.1%
Pennsylvania, Series A
5.000%, 05/01/2019	5,000	6,039

		21,043

Puerto Rico - 2.4%
Revenue Bonds - 2.3%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGC)
5.000%, 07/01/2028	1,000	1,059
Puerto Rico Electric Power Authority, Series VV (NATL)
5.250%, 07/01/2029	10,000	11,131

		12,190

General Obligation - 0.1%
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2027	550	565

		12,755

South Carolina - 1.0%
Revenue Bonds - 0.4%
Georgetown County Environmental Improvement, International Paper, Series A (AMT)
5.550%, 12/01/2029	700	702
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance
Series A
6.125%, 08/01/2023	1,250	1,313
Series C, Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 ◊	135	156

		2,171

General Obligation - 0.6%
South Carolina Infrastructure, Series A
3.000%, 10/01/2024	3,000	3,019

		5,190

DESCRIPTION	PAR	FAIR VALUE >

South Dakota - 2.8%
Revenue Bonds - 2.8%
Sioux Falls Health Facilities, Dow Rummel Village Project, Series A, Pre-refunded 11/15/2012 @ 100
6.625%, 11/15/2023 ◊	2,270	2,553
South Dakota Economic Development Finance Authority, Pooled Loan Program — Davis Family, Series 4A (AMT)
6.000%, 04/01/2029	1,400	1,450
South Dakota Economic Development Finance Authority, Pooled Loan Program — Spearfish Forest, Series A (AMT)
5.875%, 04/01/2028	2,000	2,100
South Dakota Health & Educational Facilities Authority, Vocational Education Program (AGC)
5.500%, 08/01/2038	7,000	7,558
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2031	1,250	1,231

		14,892

Tennessee - 2.2%
Revenue Bonds - 2.0%
Claiborne County Industrial Development Board, Lincoln Memorial University Project
6.625%, 10/01/2039	3,000	3,135
Johnson City Health & Educational Facilities Board, Mountain States Health, Series A, Pre-refunded 07/01/2012 @ 103
7.500%, 07/01/2033 ◊	2,500	2,790
Memphis-Shelby County Airport Authority, Series B (AMT)
5.750%, 07/01/2025	1,200	1,305
Shelby County Health, Educational, & Housing Facility Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 ◊	1,125	1,254
6.500%, 09/01/2021 ◊	1,875	2,089

		10,573

General Obligation - 0.2%
Shelby County
5.000%, 04/01/2020	1,000	1,191

		11,764

DESCRIPTION	PAR	FAIR VALUE >

Texas - 14.1%
Revenue Bonds - 10.6%
Abilene Health Facilities Development, Sears Methodist Retirement Project
5.875%, 11/15/2018	500	455
Series A
5.875%, 11/15/2018	2,500	2,275
Brazos County Health Facilities, Franciscan Services Corporation, St. Joseph Regional
5.000%, 01/01/2023	3,635	3,743
Bryan Electric System
5.000%, 07/01/2019	3,500	3,986
Crawford Education Facilities, University of St. Thomas Project
5.250%, 10/01/2022	1,300	1,313
5.375%, 10/01/2027	1,750	1,760
Harris County Health Facilities Development Corporation, Memorial Hermann Healthcare System, Series B
7.250%, 12/01/2035	2,000	2,310
Harrison County Health Facilities, Good Shepherd Health Systems
5.250%, 07/01/2028	3,000	2,952
La Vernia Higher Education Finance Corporation, Kipp Incorporated, Series A (GTY)
6.250%, 08/15/2039	1,500	1,568
Lubbock Educational Facilities Authority, Lubbock Christian University
5.125%, 11/01/2027	1,000	1,022
5.250%, 11/01/2037	2,500	2,525
North Texas Tollway Authority, First Tier, Series E3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038	4,500	5,194
Red River Authority Sewer & Solid Waste Disposal, Excel Corporation Project (AMT)
6.100%, 02/01/2022	3,775	3,891
San Antonio Electric & Gas
5.000%, 02/01/2025	4,000	4,512
Series A
5.250%, 02/01/2025	10,000	11,624
San Marcos Waterworks & Waste Water Systems (AGM)
5.000%, 08/15/2026	1,000	1,092
Tarrant County Cultural Education Retirement Facility, Northwest Senior Housing, Edgemere Project, Series A
6.000%, 11/15/2026	1,600	1,642
Travis County Health Facilities, Querencia Barton Creek Project
5.500%, 11/15/2025	1,300	1,220
5.650%, 11/15/2035	4,100	3,566

		56,650

DESCRIPTION	PAR	FAIR VALUE >

General Obligations - 3.5%
Fort Bend Independent School District, Escrowed to Maturity (PSFG)
5.000%, 02/15/2014 §	500	571
Humble Independent School District, Series A (AGC)
5.250%, 02/15/2022	2,635	3,046
Klein Independent School District, Series A (PSFG)
5.000%, 08/01/2022	2,000	2,378
5.000%, 08/01/2023	2,285	2,695
Port Houston Authority, Harris County, Series D1
5.000%, 10/01/2030	2,000	2,242
San Marcos Certificates of Obligation (AGM)
5.000%, 08/15/2025	1,000	1,104
5.000%, 08/15/2027	1,000	1,090
Texas Transportation Commission, Mobility Fund
5.000%, 04/01/2028	5,000	5,525

		18,651

		75,301

Utah - 0.2%
Revenue Bonds - 0.2%
Intermountain Power Agency, Utah Power Supply (AMBAC)
Series A
6.500%, 07/01/2011	365	381
Series A, Escrowed to Maturity
6.500%, 07/01/2011 §	635	665

		1,046

Vermont - 0.2%
Revenue Bond - 0.2%
Vermont Economic Development Authority, Wake Robin Corporation Project, Series A
5.250%, 05/01/2026	1,000	927

Virginia - 0.2%
Revenue Bond - 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments (AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,023

DESCRIPTION	PAR	FAIR VALUE >

Washington - 7.2%
Revenue Bonds - 3.2%
Energy Northwest Washington Electric, Project 3, Series A
5.000%, 07/01/2018	2,500	2,996
Seattle Municipal Light & Power, Series B
5.000%, 02/01/2022	5,000	5,901
Washington Health Care Facilities Authority, Central Washington Health Services
6.250%, 07/01/2024	2,000	2,172
7.000%, 07/01/2039	2,000	2,169
Washington Higher Education Facilities Authority, Whitworth University Project
5.375%, 10/01/2029	3,000	3,079
Washington Public Power Supply System, Nuclear Project #3, Series B
7.125%, 07/01/2016	600	770

		17,087

General Obligation - 4.0%
Washington, Series 2011A
5.000%, 08/01/2030	19,000	21,370

		38,457

Wisconsin - 1.6%
Revenue Bonds - 1.6%
Wisconsin Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A
6.750%, 08/15/2034	2,000	2,027
Wisconsin Health & Educational Facilities Authority, Beloit College, Series A
6.125%, 06/01/2039	1,225	1,273
Wisconsin Health & Educational Facilities Authority, Children’s Hospital of Wisconsin
5.250%, 08/15/2024	2,000	2,188
Wisconsin Health & Educational Facilities Authority, Eastcastle Place Incorporated Project
6.000%, 12/01/2024	1,000	958
Wisconsin Health & Educational Facilities Authority, New Castle Place Project, Series A
7.000%, 12/01/2031	2,000	2,008

		8,454

Wyoming - 0.7%
Revenue Bonds - 0.7%
Teton County Hospital District, St. John’s Medical Center
6.750%, 12/01/2022	2,100	2,126
6.750%, 12/01/2027	1,500	1,504

		3,630

Total Municipal Bonds
(Cost $485,212)		508,726

	SHARES
Short-Term Investment - 3.4%
First American Tax Free Obligations Fund, Class Z
0.024% Å Ω
(Cost $18,267)	18,267,256	$18,267

Total Investments ▲ - 99.0%
(Cost $503,479)		526,993

Other Assets and Liabilities, Net - 1.0%		5,338

Total Net Assets - 100.0%		$532,331

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

◑	Convertible Capital Appreciation Bonds (Convertible CABs) initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

ʘ	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2010.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $503,479. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$28,290
Gross unrealized depreciation	(4,776)

Net unrealized appreciation	$23,514

ACA — ACA Financial Guaranty Corporation
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation

AMBAC — Ambac Assurance Corporation. On November 8, 2010, Ambac Financial Group, the parent of Ambac Assurance Corporation (“AMBAC”), filed for relief under the United States Bankruptcy Code. If a bond insured by AMBAC defaults, it is unclear whether AMBAC would be able to meet its obligation to cover outstanding interest and principal payments on the bond. The advisor currently relies solely on the credit quality and other characteristics of the bond issuer in considering whether to purchase or hold a bond insured by AMBAC.
AMT — Alternative Minimum Tax. As of September 30, 2010, the aggregate fair value of securities subject to the AMT was $67,373, which represents 12.7% of total net assets.
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GTY — Guaranty Agreement
IBC — Insured Bond Certificate
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guarantee
RAAI — Radian Asset Assurance Inc.
SGI — Syncora Guarantee Inc.
VA — Veterans Administration
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of September 30, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$421,721	$—	$421,721
General Obligations	—	83,150	—	83,150
Certificates of Participation	—	3,855	—	3,855
Short-Term Investment	18,267	—	—	18,267

Total Investments	$18,267	$508,726	$—	$526,993

During the period ended September 30, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments September 30, 2010 (unaudited), all dollars rounded to thousands (000)
Total Return Bond Fund

DESCRIPTION	PAR	FAIR VALUE >

Corporate Bonds - 61.8%
Banking - 9.0%
Ally Financial
7.500%, 09/15/2020 ▪	$910	$969
Bank of America
5.625%, 07/01/2020 ▼	3,675	3,884
8.000%, 12/29/2049 ▼ Δ	1,815	1,872
Citigroup
5.375%, 08/09/2020 ▼	1,300	1,345
6.125%, 08/25/2036	2,765	2,693
6.875%, 03/05/2038	2,550	2,848
Citigroup Capital XXI
8.300%, 12/21/2077 ▼ Δ	2,735	2,872
Fifth Third Bancorp
6.250%, 05/01/2013	2,010	2,201
HSBC Holdings
6.800%, 06/01/2038 ¬	1,910	2,215
JPMorgan Chase
6.300%, 04/23/2019	5,205	6,032
4.400%, 07/22/2020	3,675	3,764
Series 1
7.900%, 04/29/2049 Δ	1,970	2,111
JPMorgan Chase Capital XX
Series T
6.550%, 09/15/2066 ▼	3,670	3,721
Key Bank
7.413%, 05/06/2015	1,485	1,666
Keycorp
Series MTN
3.750%, 08/13/2015	2,710	2,765
Lloyds TSB Bank
4.375%, 01/12/2015 ▪ ¬	1,145	1,173
5.800%, 01/13/2020 ▪ ▼ ¬	3,490	3,656
Royal Bank of Scotland
6.400%, 10/21/2019 ¬	2,100	2,285
Sovereign Bank
8.750%, 05/30/2018	2,350	2,716
UBS
4.875%, 08/04/2020 ¬	2,410	2,541
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	1,615	1,550
Wells Fargo
Series I
3.750%, 10/01/2014	2,000	2,119
Series K
7.980%, 03/15/2049 Δ	3,270	3,442
Wells Fargo Bank
5.950%, 08/26/2036	710	737
Wells Fargo Capital X
5.950%, 12/01/2086	1,230	1,198
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	3,065	3,180

		65,555

Basic Industry - 4.9%
Alcoa
6.150%, 08/15/2020 ▼	1,200	1,234
Arcelormittal
7.000%, 10/15/2039 ¬	3,065	3,131
Cliffs Natural Resources
4.800%, 10/01/2020	2,725	2,766
FMG Finance
10.000%, 09/01/2013 ▪ ¬	1,130	1,249
Freeport-McMoran Copper & Gold
8.375%, 04/01/2017	1,595	1,780
Incitec Pivot Finance
6.000%, 12/10/2019 ▪	1,915	2,030
International Paper
7.500%, 08/15/2021	1,580	1,890
8.700%, 06/15/2038	1,545	1,974
Inversiones CMPC
6.125%, 11/05/2019 ▪ ¬	1,280	1,397
Lyondell Chemical
11.000%, 05/01/2018	1,350	1,493

DESCRIPTION	PAR	FAIR VALUE >

Metinvest
10.250%, 05/20/2015 ▪ ¬	1,255	1,325
Newmont Mining
6.250%, 10/01/2039	4,125	4,729
Rhodia
6.875%, 09/15/2020 ▪ ¬	1,500	1,530
Rio Tinto Finance U.S.A.
7.125%, 07/15/2028 ¬	1,625	2,056
Southern Copper
7.500%, 07/27/2035	1,265	1,467
Teck Cominco Limited
6.125%, 10/01/2035 ¬	1,575	1,677
Vale Overseas
6.875%, 11/10/2039 ¬	1,990	2,281
Vedanta Resources
9.500%, 07/18/2018 ▪ ▼ ¬	1,575	1,701

		35,710

Brokerage - 3.8%
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	5,975	5,071
Goldman Sachs Group
6.000%, 06/15/2020	3,250	3,575
Merrill Lynch
6.050%, 05/16/2016	5,235	5,572
Series MTN
6.400%, 08/28/2017	1,265	1,384
Morgan Stanley
7.300%, 05/13/2019 ▼	2,640	3,036
5.625%, 09/23/2019	2,400	2,499
5.500%, 07/24/2020	3,250	3,348
Series MTN
6.625%, 04/01/2018	2,685	2,977

		27,462

Capital Goods - 1.7%
Alliant Techsystems
6.875%, 09/15/2020	1,575	1,601
Bombardier
7.500%, 03/15/2018 ▪ ¬	1,160	1,247
Case New Holland
7.875%, 12/01/2017 ▪	1,390	1,510
GE Capital Trust I
6.375%, 11/15/2067	3,600	3,582
L-3 Communications
Series B
6.375%, 10/15/2015	1,680	1,732
Martin Marietta Material
6.600%, 04/15/2018	850	953
United Rentals
9.250%, 12/15/2019 ▼	1,455	1,575

		12,200

Communications - 4.8%
American Tower
5.050%, 09/01/2020	2,195	2,248
AT&T
6.550%, 02/15/2039 ▼	1,510	1,756
British Sky Broadcasting
6.100%, 02/15/2018 ▪ ¬	1,975	2,282
British Telecom
5.950%, 01/15/2018 ¬	2,050	2,285
CBS
5.750%, 04/15/2020 ▼	1,190	1,322
Comcast
6.300%, 11/15/2017	735	867
6.400%, 05/15/2038	1,630	1,803
Digicel Group
10.500%, 04/15/2018 ▪ ¬	1,500	1,646
DirecTV Holdings
5.200%, 03/15/2020 ▼	4,195	4,541
Embarq
7.082%, 06/01/2016	1,545	1,717
Frontier Communications
8.500%, 04/15/2020 ▼	1,355	1,496
NBC Universal
4.375%, 04/01/2021 ▪ «	2,515	2,546
News America
6.650%, 11/15/2037	1,600	1,841

DESCRIPTION	PAR	FAIR VALUE >

Sinclair Television Group
9.250%, 11/01/2017 ▪	1,215	1,303
Sprint Nextel
6.000%, 12/01/2016 ▼	1,200	1,185
TCM Sub
3.550%, 01/15/2015 ▪	870	908
Telecom Italia Capital
7.175%, 06/18/2019 ▼ ¬	2,250	2,641
Time Warner Cable
6.750%, 06/15/2039 ▼	1,515	1,748
Verizon Communications
6.900%, 04/15/2038	915	1,112

		35,247

Consumer Cyclical - 2.1%
Ford Motor Credit
6.625%, 08/15/2017	1,425	1,518
Giti Tire
12.250%, 01/26/2012 ¬	1,000	1,007
Ingram Micro
5.250%, 09/01/2017	1,090	1,129
J.C. Penney
5.650%, 06/01/2020	1,425	1,452
Navistar International
8.250%, 11/01/2021	800	854
R.R. Donnelley & Sons
7.625%, 06/15/2020	1,070	1,116
Time Warner
6.100%, 07/15/2040 ▼	1,750	1,884
Toys R Us Property II
8.500%, 12/01/2017 ▪	1,080	1,142
Viacom
6.875%, 04/30/2036	1,975	2,319
Whirlpool
Series MTN
5.500%, 03/01/2013	2,360	2,532

		14,953

Consumer Non Cyclical - 3.3%
Altria Group
9.950%, 11/10/2038	3,960	5,706
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039 ▪ ▼	1,525	2,184
Apria Healthcare Group I
11.250%, 11/01/2014	950	1,045
Boston Scientific
4.500%, 01/15/2015	1,975	2,020
CVS Caremark
6.302%, 06/01/2062 Δ	1,810	1,674
JBS Finance II
8.250%, 01/29/2018 ▪ ¬	1,175	1,212
Kraft Foods
6.500%, 08/11/2017 ▼	1,235	1,480
6.500%, 02/09/2040 ▼	2,485	2,909
Lorillard Tobacco
8.125%, 06/23/2019	1,590	1,820
MHP
10.250%, 04/29/2015 ▪ ¬	1,225	1,286
Mylan
7.875%, 07/15/2020 ▪	1,025	1,098
UnitedHealth Group
6.875%, 02/15/2038	1,395	1,669

		24,103

Electric - 1.8%
Calpine
7.875%, 07/31/2020 ▪	1,315	1,351
FirstEnergy Solutions
6.050%, 08/15/2021	2,000	2,137
Majapahit Holding
7.750%, 10/17/2016 ▪ ¬	1,850	2,164
MidAmerican Energy Holdings
6.125%, 04/01/2036 ▼	2,630	3,009
Ohio Power
Series K
6.000%, 06/01/2016	1,685	1,960
RRI Energy
7.875%, 06/15/2017	1,000	932
Virginia Electric Power
5.950%, 09/15/2017	1,550	1,849

		13,402

DESCRIPTION	PAR	FAIR VALUE >

Energy - 5.5%
Amerada Hess
7.125%, 03/15/2033	1,950	2,390
Anadarko Petroleum
6.375%, 09/15/2017	1,140	1,256
6.200%, 03/15/2040	1,675	1,633
Atlas Energy
10.750%, 02/01/2018	1,585	1,755
Canadian Oil Sands
7.750%, 05/15/2019 ▪ ¬	2,170	2,692
Cloud Peak Energy
8.250%, 12/15/2017	1,270	1,341
ConocoPhillips
6.500%, 02/01/2039	3,475	4,353
Diamond Offshore Drilling
5.700%, 10/15/2039	1,775	1,853
Headwaters
11.375%, 11/01/2014 ▼	1,295	1,379
Linn Energy
8.625%, 04/15/2020 ▪	1,310	1,389
Lukoil International Finance
6.356%, 06/07/2017 ▪ ¬	670	703
6.656%, 06/07/2022 ▪ ¬	2,585	2,669
Nabors Industries
5.000%, 09/15/2020 ▪	1,590	1,606
Nexen
6.400%, 05/15/2037 ¬	2,240	2,441
Petrobras International Finance
6.875%, 01/20/2040 ¬	1,770	2,026
Petro-Canada
6.800%, 05/15/2038 ¬	2,385	2,827
Petroplus Finance
9.375%, 09/15/2019 ▪ ¬	1,465	1,333
Pride International
8.500%, 06/15/2019 ▼	725	841
6.875%, 08/15/2020	935	1,018
Valero Energy
6.125%, 02/01/2020	2,200	2,398
Weatherford International
7.000%, 03/15/2038 ¬	1,950	2,071

		39,974

Finance - 5.7%
American Express Credit
Series C
7.300%, 08/20/2013	2,470	2,839
Anglogold Holdings
6.500%, 04/15/2040 ¬	2,275	2,371
Capital One Bank
8.800%, 07/15/2019	2,810	3,592
Capital One Capital III
7.686%, 08/15/2036	1,485	1,507
Capital One Financial
6.150%, 09/01/2016 ▼	2,265	2,483
Country Garden Holding
11.750%, 09/10/2014 ▪ ▼ ¬	1,710	1,868
Countrywide Financial
6.250%, 05/15/2016	2,885	3,105
Credit Acceptance
9.125%, 02/01/2017 ▪	1,225	1,286
Discover Financial Services
10.250%, 07/15/2019	1,975	2,530
General Electric Capital
Series MTN
6.875%, 01/10/2039	4,705	5,403
GMAC
8.000%, 11/01/2031 ▼	1,300	1,394
International Lease Finance
6.375%, 03/25/2013 ▼	2,615	2,628
8.875%, 09/01/2017 ▼	985	1,064
Janus Capital Group
6.700%, 06/15/2017	1,700	1,776
National Money Mart
10.375%, 12/15/2016 ▼ ¬	1,000	1,065
Rockies Express Pipeline
5.625%, 04/15/2020 ▪	1,625	1,634
RSHB Capital
7.750%, 05/29/2018 ▪ ¬	2,120	2,380
Transcapitalinvest
5.670%, 03/05/2014 ▪ ¬	2,670	2,793

		41,718

DESCRIPTION	PAR	FAIR VALUE >

Industrial Other - 0.2%
RBS Global & Rexnord
8.500%, 05/01/2018 ▼	1,425	1,448

Insurance - 5.2%
Aflac
6.450%, 08/15/2040	2,185	2,275
Allied World Assurance
7.500%, 08/01/2016 ¬	2,510	2,838
Genworth Financial
Series MTN
6.515%, 05/22/2018	2,640	2,692
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	3,535	3,724
Liberty Mutual Group
7.000%, 03/15/2037 ▪ Δ	1,705	1,482
Lincoln National
8.750%, 07/01/2019 ▼	2,395	3,081
6.050%, 04/20/2067 Δ	1,620	1,413
MetLife
6.750%, 06/01/2016 ▼	1,600	1,910
4.750%, 02/08/2021 ▼	1,770	1,878
MetLife Capital Trust IV
7.875%, 12/15/2067 ▪	2,220	2,331
Pacific Life Insurance
6.000%, 02/10/2020 ▪ ▼	840	906
9.250%, 06/15/2039 ▪	2,700	3,412
Prudential Financial
5.500%, 03/15/2016	1,650	1,803
7.375%, 06/15/2019	2,100	2,558
5.900%, 03/17/2036	1,555	1,615
Unum Group
5.625%, 09/15/2020 ▼	1,830	1,880
ZFS Finance USA Trust V
6.500%, 05/09/2067 ▪ Δ	1,860	1,730

		37,528

Natural Gas - 1.0%
Energy Transfer Equity
7.500%, 10/15/2020 ▼	1,335	1,405
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	1,920	2,186
NGPL Pipeco
7.119%, 12/15/2017 ▪	1,585	1,720
Southern Union
7.200%, 11/01/2066 Δ	545	492
Transocean
6.000%, 03/15/2018 ▼ ¬	1,595	1,696

		7,499

Other Utility - 0.3%
American Water Capital
6.085%, 10/15/2017	1,730	1,970

Real Estate - 1.8%
Health Care Properties — REIT
Series MTN
6.300%, 09/15/2016	1,725	1,874
Prologis — REIT
6.875%, 03/15/2020 ▼	3,080	3,028
Shimao Property Holdings
8.000%, 12/01/2016 ▪ ¬	620	595
Sigma Capital
9.000%, 04/30/2015 ¬	1,029	1,072
Simon Property Group — REIT
5.650%, 02/01/2020	1,825	2,035
Vornado Realty — REIT
4.250%, 04/01/2015	2,975	3,079
Yanlord Land Group
9.500%, 05/04/2017 ▪ ¬	1,720	1,793

		13,476

DESCRIPTION	PAR		FAIR VALUE >

Sovereign - 7.4%
Australian Government
5.750%, 04/15/2012 ¬	AUD	7,300	7,157
Canadian Government
1.500%, 03/01/2012 ¬	CAD	7,200	7,016
3.750%, 06/01/2019 ¬	CAD	7,000	7,368
3.500%, 06/01/2020 ¬	CAD	6,200	6,401
Norwegian Government
6.000%, 05/16/2011 ¬	NOK	21,000	3,647
6.500%, 05/15/2013 ¬	NOK	14,500	2,718
Republic of Argentina
8.750%, 06/02/2017 ¬		$1,150	1,113
Republic of Germany
2.250%, 04/10/2015 ¬	EURO	11,000	15,564
Republic of Indonesia
5.875%, 03/13/2020 ▪ ¬		$1,730	1,996
Ukraine Government
7.750%, 09/23/2020 ▪ ¬		1,250	1,255

			54,235

Technology - 0.3%
Avnet
5.875%, 06/15/2020		845	898
Seagate
6.875%, 05/01/2020 ▪ ¬		1,360	1,329

			2,227

Transportation - 3.0%
Air Canada
9.250%, 08/01/2015 ▪ ▼ ¬		1,105	1,116
America West Air
Series 2000-1
8.057%, 01/02/2022		1,308	1,367
Avis Budget Car Rental
7.750%, 05/15/2016		1,450	1,424
Continental Airlines
6.750%, 09/15/2015 ▪		850	862
Series 2007-1, Class C
7.339%, 04/19/2014		2,407	2,392
Delta Airlines
12.250%, 03/15/2015 ▪		1,300	1,436
Series 2002-1, Class G-1
6.718%, 07/02/2024		1,072	1,072
Erac USA Finance
6.375%, 10/15/2017 ▪ ▼		1,915	2,226
Hertz
8.875%, 01/01/2014		1,750	1,796
Northwest Airlines
Series 2007-1
7.027%, 11/01/2019		1,094	1,105
Union Pacific
6.125%, 02/15/2020		3,175	3,816
United Airlines
Series 2007-1, Class A
6.636%, 01/02/2024		1,303	1,300
Series 2009-1
10.400%, 05/01/2018		1,462	1,630

			21,542

Total Corporate Bonds
(Cost $409,812)			450,249

U.S. Government Agency Mortgage-Backed Securities - 13.4%
Adjustable Rate Δ - 1.1%
Federal Home Loan Mortgage Corporation Pool
3.147%, 10/01/2029, #1L0117		673	680
2.584%, 07/01/2030, #847240		631	661
2.515%, 05/01/2033, #847411		457	478
5.811%, 07/01/2036, #1K1238		1,492	1,588
2.953%, 05/01/2038, #848289		3,205	3,339
Federal National Mortgage Association Pool
2.504%, 09/01/2033, #725553		263	275
2.692%, 01/01/2035, #745548		642	671

			7,692

Fixed Rate - 12.3%
Federal Home Loan Mortgage Corporation Pool
6.500%, 07/01/2031, #A17212		1,226	1,361
7.000%, 08/01/2037, #H09059		809	898
Federal National Mortgage Association Pool
5.500%, 02/01/2025, #255628		1,467	1,579
5.500%, 10/01/2025, #255956		5,389	5,771
6.000%, 04/01/2032, #745101		459	489
5.500%, 06/01/2033, #843435		672	723

DESCRIPTION	PAR	FAIR VALUE >

5.000%, 03/01/2034, #725205	771	819
5.000%, 03/01/2034, #725250	675	717
6.000%, 03/01/2034, #745324	910	1,002
5.500%, 09/01/2034, #725773	1,086	1,164
6.500%, 04/01/2036, #831377	805	881
6.500%, 04/01/2036, #852909	408	447
6.500%, 08/01/2036, #893318	1,049	1,160
6.500%, 09/01/2036, #897129	2,179	2,386
5.500%, 04/01/2037, #918883 ▼	1,053	1,120
6.000%, 06/01/2037, #944340	1,111	1,196
6.000%, 09/01/2037, #256890	1,289	1,381
5.000%, 05/01/2038, #963258	5,394	5,682
5.500%, 05/01/2038, #889618	3,639	3,871
5.500%, 07/01/2038, #985344	5,140	5,468
6.000%, 08/01/2038, #257307	1,576	1,694
5.500%, 11/01/2038, #AA0005	4,490	4,776
5.500%, 12/01/2038, #AA0889	4,541	4,831
6.000%, 09/01/2039, #AD0205	4,855	5,224
4.500%, 12/01/2039, #932323	6,411	6,685
4.500%, 10/15/2038 «	27,420	28,551

		89,876

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $94,621)		97,568

Asset-Backed Securities - 13.0%
Automotive - 1.2%
Fifth Third Auto Trust
Series 2008-1, Class A4A
4.810%, 01/15/2013	2,740	2,806
Santander Drive Auto Receivables Trust
Series 2010-1, Class A2
1.360%, 03/15/2013	5,650	5,657

		8,463

Credit Cards - 2.6%
Bank of America Credit Card Trust
Series 2006-A16, Class A16
4.720%, 05/15/2013	2,470	2,492
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%, 02/18/2014	4,515	4,620
Chase Issuance Trust
Series 2009-A2, Class A2
1.807%, 04/15/2014 Δ	3,195	3,263
Citibank Credit Card Issuance Trust
Series 2009-A1, Class A1
2.007%, 03/17/2014 Δ	3,270	3,344
Discover Card Master Trust I
Series 2003-4, Class B2
0.687%, 05/15/2013 Δ	380	380
Series 2005-4, Class B1
0.507%, 06/18/2013 Δ	790	788
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,655	4,347

		19,234

Home Equity - 0.8%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
8.272%, 07/20/2031 ▪ ∞	117	110
RBSSP Resecuritization Trust
Series 2010-4, Class 1A1
0.374%, 03/26/2036 ▪ Δ	3,996	3,643
Renaissance Home Equity Loan Trust
Series 2005-3, Class AF4
5.140%, 11/25/2035	2,495	2,230

		5,983

Manufactured Housing - 0.2%
Green Tree Financial
Series 1996-8, Class A7
8.050%, 10/15/2027 Δ	135	140
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ▪	1,383	1,416
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	65	65

		1,621

DESCRIPTION	PAR	FAIR VALUE >

Other - 8.2%
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040	3,325	3,612
Series 2007-T28, Class D
5.988%, 09/11/2042 ▪ ∞ Δ	1,780	647
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.222%, 07/15/2044 Δ	2,440	2,687
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	1,360	1,418
Series 2007-CD5, Class A4
5.886%, 11/15/2044 Δ	5,650	6,107
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ▪	1,805	1,821
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	34	34
Series 2005-GG5, Class A2
5.117%, 04/10/2037	3,320	3,357
Series 2007-GG11, Class A4
5.736%, 12/10/2049	3,410	3,569
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.506%, 04/10/2038	2,956	2,991
Series 2006-GG8, Class A4
5.560%, 11/10/2039	3,135	3,339
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.808%, 08/10/2045 Δ	3,410	3,564
JPMorgan Chase Commercial Mortgage Securities
Series 2010-C1, Class A1
3.853%, 06/15/2043 ▪	4,146	4,341
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 03/15/2036	4,000	4,170
Series 2005-C7, Class A2
5.103%, 11/15/2030	2,319	2,324
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.690%, 02/12/2051	5,540	5,906
Morgan Stanley Capital I
Series 2003-IQ6, Class A4
4.970%, 12/15/2041	5,112	5,515
Series 2006-IQ12, Class A4
5.332%, 12/15/2043	4,025	4,385

		59,787

Total Asset-Backed Securities
(Cost $90,058)		95,088

U.S. Government & Agency Securities - 5.8%
U.S. Treasuries - 5.8%
U.S. Treasury Bonds
4.375%, 11/15/2039	2,170	2,435
4.375%, 05/15/2040 ▼	2,130	2,392
U.S. Treasury Notes
1.000%, 04/30/2012	13,655	13,793
2.250%, 05/31/2014 ▼	615	646
2.375%, 02/28/2015 ▼	1,520	1,603
1.250%, 07/15/2020 ◄	20,663	21,682

Total U.S. Government & Agency Securities
(Cost $42,097)		42,551

Collateralized Mortgage Obligations-Private Mortgage-Backed Securities - 4.1%
Adjustable Rate Δ - 1.1%
Countrywide Home Loans
Series 2004-2, Class 2A1
5.274%, 02/25/2034	851	848
FDIC Structured Sale Guaranteed Notes
Series 2010-S1, Class 1A
0.806%, 02/25/2048 ▪	4,240	4,248
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.221%, 01/25/2035 ∞	1,989	287
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
2.829%, 03/25/2035	596	508
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
0.536%, 04/25/2047	2,089	1,242
JPMorgan Mortgage Trust
Series 2006-A7, Class 3A4
5.925%, 01/25/2037	1,698	321
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
2.993%, 10/20/2035	859	675

		8,129

DESCRIPTION	PAR	FAIR VALUE >

Fixed Rate - 3.0%
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.009%, 04/25/2037 ∞	2,120	611
Countrywide Alternative Loan Trust
Series 2004-24CB, Class 2A1
5.000%, 11/25/2019	950	981
Series 2006-19CB, Class A15
6.000%, 08/25/2036	1,283	1,125
GMAC Mortgage Corporation Loan Trust
Series 2010-1, Class A
4.250%, 07/25/2040 ▪	2,208	2,248
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.836%, 03/25/2043 ∞	2,575	1,833
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.739%, 05/25/2035 ∞	2,141	1,277
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030 ∞	2,234	2,003
JPMorgan Chase Commercial Mortgage Securities
Series 2007-CB18, Class A4
5.440%, 06/12/2047	3,215	3,370
Lehman Mortgage Trust
Series 2008-6, Class 1A1
6.384%, 07/25/2047	2,485	2,380
OBP Depositor Trust
Series 2010-OBP, Class A
4.646%, 07/15/2045 ▪	2,880	3,115
Residential Accredit Loans
Series 2005-QS12, Class A7
5.500%, 08/25/2035	1,385	1,344
Washington Mutual Mortgage Pass-Through Certificates
Series 2004-RA3, Class 2A
6.380%, 08/25/2038	1,189	1,231

		21,518

Total Collateralized Mortgage Obligations-Private Mortgage-Backed Securities
(Cost $35,814)		29,647

	SHARES
Preferred Stocks - 0.4%
Banking - 0.1%
Goldman Sachs Group
Series A ▼	43,000	914

Finance - 0.0%
Bank of America
Series 5	5,000	90
Fannie Mae
Series S •	217,000	94

		184

Insurance - 0.3%
Aspen Insurance Holdings
Series A ¬	84,500	2,050

Sovereign - 0.0%
Total Preferred Stocks
(Cost $8,136)		3,148

	PAR
Municipal Bond 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $1,360)	$1,360	1,360

	SHARES
Investment Companies - 0.1%
Closed-End Funds - 0.1%
Highland Credit Strategies Fund ▼	23,000	168
ING Clarion Global Real Estate Income Fund ▼	40,000	302
Pioneer Diversified High Income Trust ▼	16,000	335

Total Closed-End Funds
(Cost $730)		805

DESCRIPTION	PAR	FAIR VALUE >

	CONTRACTS
Purchased Options - 0.0%
U.S. Treasury 10 Year Note Future, December 2010 Futures
Expires 11/26/2010, Exercise Price $121.00	147	19
U.S. Treasury 10 Year Note Future, December 2010 Futures
Expires 11/26/2010, Exercise Price $122.00	220	48
U.S. Treasury 10 Year Note Future, December 2010 Futures
Expires 11/26/2010, Exercise Price $124.00	147	87

Total Purchased Options
(Cost $360)		154

	SHARES
Short-Term Investments - 6.4%
Money Market Fund - 5.5%
First American Prime Obligations Fund, Class Z
0.119% Å Ω	40,564,897	40,565

	PAR
U.S. Treasury Obligations - 0.9%
U.S. Treasury Bills □
0.130%, 12/16/2010	$3,000	2,999
0.175%, 04/07/2011	2,745	2,743
0.180%, 05/05/2011	510	509

		6,251

Total Short-Term Investments
(Cost $46,816)		46,816

	SHARES
Investment Purchased with Proceeds from Securities Lending - 9.4%
Mount Vernon Securities Lending Prime Portfolio
0.305% Ω †
(Cost $68,290)	68,290,111	68,290

Total Investments ▲ - 114.6%
(Cost $798,094)		835,676

Other Assets and Liabilities, Net — (14.6)%		(106,702)

Total Net Assets - 100.0%		$728,974

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2010, the fund held no internally fair valued securities.

▪	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of September 30, 2010, the fair value of these investments was $103,040 or 14.1% of total net assets.

▼	This security or a portion of this security is out on loan at September 30, 2010. Total loaned securities had a fair value of $66,643 at September 30, 2010.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2010.

«	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of September 30, 2010, the fair value of foreign securities was $137,950 or 18.9% of total net assets.

«	Security purchased on a when-issued basis. On September 30, 2010, the total cost of investments purchased on a when-issued basis was $31,074 or 4.3% of total net assets.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2010, the fair value of these investments was $6,768 or 0.9% of total net assets. Information concerning illiquid securities is as follows:

Security	Par	Dates Acquired	Cost Basis

Bank of America Alternative Loan Trust, Series 2007-1, Class 2A2	$2,120	9/07	$2,074
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D	1,780	10/07	1,683
GRMT Mortgage Loan Trust, Series 2001-1A, Class M1	117	5/01	117
GSMPS Mortgage Loan Trust, Series 2003-1, Class B1	2,575	12/06	2,659
GSR Mortgage Loan Trust, Series 2005-4F, Class B1	2,141	5/06	2,032
GSR Mortgage Loan Trust, Series 2005-AR1, Class B1	1,989	5/06	1,928
Impac Secured Assets, Series 2000-3, Class M1	2,234	3/08	1,938

◄	U.S. Treasury inflation-protected security (TIPS) are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted amount.

●	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the annualized effective yield as of September 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $798,094. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$52,078
Gross unrealized depreciation	(14,496)
Net unrealized appreciation	$37,582
REIT — Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of
		Contracts		Unrealized
		Purchased	Notional Contract	Appreciation
Description	Settlement Month	(Sold)	Value	(Depreciation)

Australian Dollar Currency Futures	December 2010	78	$7,477	$346
CME Ultra Long Term U.S. Treasury Bond Futures	December 2010	50	7,064	(100)
Euro Fx Currency Futures	December 2010	(52)	(8,862)	(113)
Mexican Peso Currency Futures	December 2010	183	7,222	56
U.S. Treasury 5 Year Note Futures	December 2010	46	5,560	33
U.S. Treasury 10 Year Note Futures	December 2010	(835)	(105,249)	(1,202)
U.S. Treasury Long Bond Futures	December 2010	(68)	(9,093)	6

				$(974)

Credit Default Swaps on Credit Indices Sell Protection1

				Notional	Unrealized
Counterparty	Reference Index	Receive Fixed Rate	Expiration Date	Amount[2]	Appreciation
JPMorgan Chase	Markit iTraxx CDX NA HY 14	5.000%	06/20/2015	$14,200	$290
UBS	Markit iTraxx CDX NA HY 14	5.000%	06/20/2015	8,500	342

					$632

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
Interest Rate Swap Agreements

	Floating Rate	Pay/Receive			Notional	Unrealized
Counterparty	Index	Floating Rate	Fixed Rate	Expiration Date	Amount	Depreciation
UBS	3-Month LIBOR	Receive	2.056%	07/01/2015	$71,000	$(2,306)

As of September 30, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Foreign Exchange Contracts	$402
Interest Rate Contracts	39
Credit Contracts	632

Balance as of September 30, 2010	$1,073

Liability Derivatives
Foreign Exchange Contracts	$113
Interest Rate Contracts	3,608

Balance as of September 30, 2010	$3,721

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc. and foreign securities for which an independent pricing service may be employed for purposes of fair market valuation).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Corporate Bonds	$—	$441,383	$8,866	$450,249
U.S. Government Agency Mortgage-Backed Securities	—	97,568	—	97,568
Asset-Backed Securities	—	95,088	—	95,088
U.S. Government & Agency Securities	—	42,551	—	42,551
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	29,647	—	29,647
Preferred Stocks	2,234	—	914	3,148
Municipal Bond	—	1,360	—	1,360
Closed-End Funds	805	—	—	805
Purchased Options	154	—	—	154
Short-Term Investments	40,565	6,251	—	46,816
Investment Purchased with Proceeds from Securities Lending	68,290	—	—	68,290

Total Investments	$112,048	$713,848	$9,780	$835,676

As of September 30, 2010, the fund’s investments in other financial instruments* were classified as follows:	$(974)	$(1,674)	$—	$(2,648)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair
Value

Balance as of June 30, 2010	$12,024
Accrued discounts/premiums	26
Realized gain (loss)	51
Net change in net unrealized appreciation or depreciation	563
Net purchases (sales)	861
Transfers in and/or (out) of Level 3	(3,745)

Balance as of September 30, 2010	$9,780

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of September 30, 2010	$563

During the period ended September 30, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 29, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: November 29, 2010